UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio

BlackRock Energy & Resources Portfolio

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Core Equity Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Austria – 0.3%
Erste Group Bank AG	5,700	$269,023

Belgium – 0.8%
Anheuser-Busch InBev NV	11,900	679,956

Brazil – 1.6%
Banco Bradesco SA - Preference Shares	14,300	281,262
Banco Santander Brasil SA - ADS	12,400	168,640
BM&FBOVESPA SA	61,542	486,775
Cia de Concessoes Rodoviarias	8,900	251,452
PDG Realty SA Empreendimentos e Participacoes	43,800	268,077

		1,456,206

Canada – 5.6%
Agrium, Inc.	6,700	614,725
Barrick Gold Corp.	7,400	395,342
Canadian Natural Resources Ltd.	14,400	642,301
Manulife Financial Corp.	27,500	474,329
Pacific Rubiales Energy Corp.	14,700	498,969
Petrominerales Ltd.	9,500	316,826
Sun Life Financial, Inc.	15,100	457,267
Teck Resources Ltd. - Class B	4,800	296,784
The Toronto-Dominion Bank	4,600	343,508
TransCanada Corp.	17,500	668,636
Viterra, Inc.	27,100	252,930

		4,961,617

China – 1.4%
China Construction Bank Corp. - H Shares	454,700	407,342
China Merchants Bank Co. Ltd. - H Shares	139,600	352,147
E-Commerce China Dangdang, Inc. - ADR(a)	2,500	67,675
Lentuo International, Inc. - ADS(a)	11,800	82,600
Want Want China Holdings Ltd.	382,400	334,892

		1,244,656

Denmark – 0.8%
Carlsberg A/S - Class B	3,800	381,427
Pandora A/S(a)	5,500	331,298

		712,725

Finland – 0.3%
Nokia Oyj - ADR	22,600	233,232

France – 1.5%
BNP Paribas	5,480	349,003
PPR	1,300	206,975
Technip SA	4,000	369,734
Unibail-Rodamco SE	1,800	356,397

		1,282,109

Germany – 6.6%
Bayer AG	5,600	415,113
Bayerische Motoren Werke AG	5,900	464,843
Deutsche Boerse AG	3,100	214,182
Deutsche Post AG	29,400	498,777
Deutsche Telekom AG	32,200	415,097
Fresenius Medical Care AG & Co. KGaA	5,700	327,710
K+S AG	8,000	602,978
Kabel Deutschland Holding AG(a)	10,000	468,937
Merck KGaA	2,000	160,121
Metro AG	6,000	433,061
SAP AG - ADR	10,700	541,527
Siemens AG	4,300	532,661
Volkswagen AG - Preference Shares	4,354	707,911

		5,782,918

Gibraltar – 0.2%
PartyGaming Plc(a)	65,400	210,644

Hong Kong – 2.8%
AIA Group Ltd.(a)	125,900	353,916
Cheung Kong (Holdings) Ltd.	35,000	539,402
China Resources Enterprise Ltd.	69,000	282,556
CNOOC Ltd. - ADR	1,900	452,903
Hong Kong Exchanges & Clearing Ltd.	11,400	258,468
Longtop Financial Technologies Ltd. - ADR(a)	8,400	303,912
Wing Hang Bank Ltd.	19,700	272,309

		2,463,466

India – 0.8%
ICICI Bank Ltd.	26,900	688,399

Indonesia – 0.9%
Adaro Energy Tbk PT	1,758,900	497,075
Bank Mandiri Tbk PT	396,700	285,261

		782,336

Ireland – 1.6%
Accenture Plc	7,700	373,373
Covidien Plc	11,400	520,524
WPP Plc	41,100	508,101

		1,401,998

Italy – 0.3%
Intesa Sanpaolo SpA	97,000	263,708

Japan – 10.6%
Bridgestone Corp.	27,200	523,572
Canon, Inc.	12,300	631,793
DeNA Co. Ltd	9,900	354,686
Hino Motors Ltd.	112,800	608,107
Honda Motor Co. Ltd.	20,600	813,057
ITOCHU Corp.	94,900	956,188
Japan Tobacco, Inc.	190	701,589
JSR Corp.	14,400	267,279
JTEKT Corp.	59,100	693,453

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	JPY	Japanese Yen
	ADS	American Depositary Shares	MXN	Mexican Peso
	AUD	Australian Dollar	NOK	Norwegian Krone
	BRL	Brazilian Real	NZD	New Zealand Dollar
	CAD	Canadian Dollar	PLN	Polish Zloty
	CHF	Swiss Franc	SEK	Swedish Krona
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	TRY	Turkish Lira
	GDR	Global Depositary Receipts	USD	US Dollar
	GBP	British Pound	ZAR	South African Rand
	HKD	Hong Kong Dollar

BLACKROCK FUNDS	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
Komatsu Ltd.	30,300	$911,935
Marubeni Corp.	85,300	597,167
Nomura Holdings, Inc.	24,800	157,358
SMC Corp.	3,000	511,939
Sumitomo Heavy Industries Ltd.	120,200	768,839
Sumitomo Mitsui Financial Group, Inc.	12,800	453,211
Tokio Marine Holdings, Inc.	13,200	392,138

		9,342,311

Malaysia – 1.0%
CIMB Group Holdings Bhd	133,900	369,170
Tenaga Nasional Bhd	176,000	477,823

		846,993

Mexico – 1.2%
Fomento Economico Mexicano SAB de CV - ADR	5,900	329,928
Grupo Mexico SAB de CV - Series B	114,700	472,174
Grupo Modelo SAB de CV - Series C	44,500	276,548

		1,078,650

Netherlands – 2.8%
Aegon NV(a)	32,200	197,119
Corio NV	3,100	199,048
ING Groep NV - Preference Shares(a)	15,300	149,263
LyondellBasell Industries NV - Class A(a)	17,700	608,880
Royal Dutch Shell Plc - A Shares	31,700	1,050,410
VimpelCom Ltd. - ADR	19,900	299,296

		2,504,016

Norway – 1.1%
Yara International ASA	16,600	966,266

Poland – 0.3%
KGHM Polska Miedz SA	4,500	263,292

Russia – 0.1%
Mail.ru Group Ltd. - GDR(a)	1,700	61,200

Singapore – 0.2%
CapitaLand Ltd.	69,800	201,897

South Africa – 1.0%
Bidvest Group Ltd.	22,500	535,474
Naspers Ltd. - N Shares	6,000	353,744

		889,218

South Korea – 1.8%
Kia Motors Corp.	9,200	409,805
KT Corp. - ADR	20,700	430,560
LG Display Co. Ltd.	10,100	353,202
Samsung Electronics Co. Ltd.	470	392,514

		1,586,081

Spain – 0.7%
Telefonica SA	28,300	646,090

Sweden – 0.2%
Nordea Bank AB	18,800	204,410

Switzerland – 3.2%
ACE Ltd.	4,200	261,450
Adecco SA	7,500	491,845
Nestle SA	7,900	462,811
Novartis AG	7,500	441,492
Roche Holding AG	1,400	205,230
Xstrata Plc	40,000	947,846

		2,810,674

Taiwan – 0.2%
Siliconware Precision Industries Co. - ADR	32,600	193,970

Thailand – 1.2%
Bangkok Bank Public Co. Ltd.	43,000	217,515
Banpu Public Co. Ltd.	33,000	827,866

		1,045,381

United Kingdom – 4.9%
Afren Plc(a)	222,100	512,100
Barclays Plc	101,300	418,661
Barratt Developments Plc(a)	65,300	90,382
Bellway Plc	9,200	96,323
GlaxoSmithKline Plc	19,700	382,038
HSBC Holdings Plc	54,500	556,996
Invensys Plc	65,800	363,660
Kazakhmys Plc	25,400	644,764
Persimmon Plc	13,300	86,551
Taylor Wimpey Plc(a)	191,300	94,376
Tullow Oil Plc	23,800	469,990
Vodafone Group Plc - ADR	24,700	652,821

		4,368,662

United States – 41.6%
Abbott Laboratories	8,600	412,026
Aetna, Inc.	3,100	94,581
Allergan, Inc.	6,000	412,020
American Electric Power Co., Inc.	16,500	593,670
Ameriprise Financial, Inc.	5,700	328,035
Amgen, Inc.(a)	4,600	252,540
AMR Corp.(a)	61,600	479,864
Apple, Inc.(a)	3,000	967,680
Applied Materials, Inc.	24,200	340,010
Arch Coal, Inc.	22,400	785,344
AT&T Inc.	20,600	605,228
Avon Products, Inc.	12,300	357,438
Baxter International, Inc.	9,700	491,014
Becton, Dickinson & Co.	1,700	143,684
Boston Scientific Corp.(a)	32,800	248,296
Bunge Ltd.	5,300	347,256
Cardinal Health, Inc.	5,900	226,029
Carnival Corp.	10,100	465,711
Celgene Corp.(a)	3,700	218,818
Cisco Systems, Inc.(a)	28,800	582,624
Citigroup, Inc.(a)	144,600	683,958
Clorox Co.	8,500	537,880
Colgate-Palmolive Co.	5,400	433,998
Comerica, Inc.	10,000	422,400
ConAgra Foods, Inc.	17,700	399,666
ConocoPhillips	6,600	449,460
Corning, Inc.	21,900	423,108
CVS Caremark Corp.	13,300	462,441
Darden Restaurants, Inc.	9,100	422,604
Delta Air Lines, Inc.(a)	26,700	336,420
eBay, Inc.(a)	14,900	414,667
Edison International	12,800	494,080
EMC Corp.(a)	28,700	657,230
Express Scripts, Inc.(a)	4,000	216,200
Exxon Mobil Corp.	11,800	862,816

2	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
Federal Realty Investment Trust	5,500	$428,615
General Motors Co.(a)	8,600	316,996
Genzyme Corp.(a)	4,000	284,800
The Goldman Sachs Group, Inc.	2,500	420,400
Google, Inc. - Class A(a)	1,100	653,367
Henry Schein, Inc.(a)	5,000	306,950
Hewlett-Packard Co.	8,400	353,640
Huntsman Corp.	38,000	593,180
International Business Machines Corp.	6,100	895,236
J.B. Hunt Transport Services, Inc.	13,800	563,178
JetBlue Airways Corp.(a)	51,200	338,432
Johnson & Johnson	4,700	290,695
Joy Global, Inc.	5,800	503,150
JPMorgan Chase & Co.	12,300	521,766
KeyCorp	44,700	395,595
Kohl’s Corp.(a)	7,200	391,248
Liberty Global, Inc. - Class A(a)	15,600	551,928
Lincoln National Corp.	15,700	436,617
Manpower, Inc.	7,400	464,424
Medco Health Solutions, Inc.(a)	3,400	208,318
Medtronic, Inc.	8,200	304,138
Microsoft Corp.	23,500	656,120
The Mosaic Co.	8,600	656,696
Newmont Mining Corp.	7,500	460,725
News Corp. - Class A	30,400	442,624
NII Holdings, Inc.(a)	7,900	352,814
NIKE, Inc. - Class B	5,800	495,436
Occidental Petroleum Corp.	5,700	559,170
Oracle Corp.	16,100	503,930
Peabody Energy Corp.	12,800	818,944
PepsiCo, Inc.	13,200	862,356
Pfizer, Inc.	12,800	224,128
Qwest Communications International, Inc.	58,000	441,380
Rowan Cos., Inc.(a)	16,200	565,542
Sprint Nextel Corp.(a)	83,700	354,051
Stanley Black & Decker, Inc.	7,287	487,282
Stillwater Mining Co.(a)	21,300	454,755
T. Rowe Price Group, Inc.	9,000	580,860
Target Corp.	6,400	384,832
Texas Instruments, Inc.	15,600	507,000
Thermo Fisher Scientific, Inc.(a)	5,400	298,944
U.S. Bancorp	17,300	466,581
UBS AG(a)	15,600	256,932
United States Steel Corp.	10,000	584,200
Wells Fargo & Co.	15,800	489,642

		36,696,413

Total Common Stocks – 97.6%		86,138,517

Rights
Brazil – 0.0%
Banco Bradesco SA (Issued/Exercisable 12/29/10, Expires 1/31/11, Strike Price BRL 24.06)(a)	243	1,258

Total Rights — 0.0%		1,258

Total Long-Term Investments (Cost – $73,640,017) – 97.6%		86,139,775

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	1,437,085	1,437,085

Total Short-Term Securities (Cost – $1,437,085) – 1.6%		1,437,085

Total Investments Before Outstanding Options Written (Cost – $75,077,102*) – 99.2%		87,576,860

	Contracts
Options Written
Exchange-Traded Call Options Written
Sprint Nextel Corp., Strike Price USD 4, Expires 2/19/11	271	(10,704)

Exchange-Traded Put Options Written
Sprint Nextel Corp., Strike Price USD 3.75, Expires 1/22/11	330	(871)
Sprint Nextel Corp., Strike Price USD 4, Expires 2/19/11	271	(4,336)

		(5,207)

Total Options Written (Premiums Received – $29,101) – (0.0)%		(15,911)

Total Investments Net of Outstanding Options Written – 99.2%		87,560,949
Other Assets Less Liabilities – 0.8%		708,783

Net Assets – 100.0%		$88,269,732

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$75,894,597

Gross unrealized appreciation	$12,880,195
Gross unrealized depreciation	(1,197,932)

Net unrealized appreciation	$11,682,263

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	808,786	628,299	1,437,085	$798

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	311,150	EUR	234,000	Citibank, N.A.	1/03/11	$(1,546)
JPY	4,305,000	USD	52,497	Morgan Stanley Capital Services, Inc.	1/04/11	526
JPY	8,626,000	USD	105,229	Citibank, N.A.	1/04/11	1,016
JPY	4,594,000	USD	56,189	Citibank, N.A.	1/05/11	394
JPY	7,652,500	USD	93,885	Citibank, N.A.	1/06/11	369
AUD	1,325,000	USD	1,331,400	Citibank, N.A.	1/19/11	20,311
AUD	782,000	USD	765,116	Citibank, N.A.	1/19/11	32,649
CAD	205,000	USD	202,981	Citibank, N.A.	1/19/11	3,119
CAD	1,656,000	USD	1,635,233	Citibank, N.A.	1/19/11	29,651
CHF	1,095,000	USD	1,143,610	Deutsche Bank AG	1/19/11	27,822
DKK	347,000	USD	64,677	Citibank, N.A.	1/19/11	(2,472)
DKK	113,000	USD	20,888	Citibank, N.A.	1/19/11	(631)
DKK	232,000	USD	41,208	Royal Bank of Scotland Plc	1/19/11	382
EUR	530,000	USD	736,886	Citibank, N.A.	1/19/11	(28,665)
EUR	189,000	USD	261,562	Citibank, N.A.	1/19/11	(9,008)
EUR	626,000	USD	837,743	Citibank, N.A.	1/19/11	(1,242)
EUR	60,300	USD	80,741	Citibank, N.A.	1/19/11	(164)
EUR	234,000	USD	311,154	Citibank, N.A.	1/19/11	1,532
EUR	225,100	USD	297,863	Citibank, N.A.	1/19/11	2,930
EUR	287,000	USD	379,624	Citibank, N.A.	1/19/11	3,884
EUR	174,000	USD	227,403	Citibank, N.A.	1/19/11	5,108
GBP	995,000	USD	1,580,451	Morgan Stanley Capital Services, Inc.	1/19/11	(29,387)
GBP	39,000	USD	60,562	Citibank, N.A.	1/19/11	233
GBP	77,800	USD	120,643	Citibank, N.A.	1/19/11	636
GBP	247,800	USD	384,752	Citibank, N.A.	1/19/11	1,533
HKD	10,070,000	USD	1,298,763	Citibank, N.A.	1/19/11	(2,977)
JPY	33,223,000	USD	412,089	Citibank, N.A.	1/19/11	(2,796)
JPY	32,380,000	USD	398,819	Citibank, N.A.	1/19/11	89
JPY	151,476,000	USD	1,864,476	Citibank, N.A.	1/19/11	1,640
MXN	2,480,000	USD	197,261	Morgan Stanley Capital Services, Inc.	1/19/11	3,289
NOK	1,327,000	USD	221,071	Royal Bank of Scotland Plc	1/19/11	6,131
NOK	2,576,000	USD	427,231	UBS AG	1/19/11	13,817
NZD	120,000	USD	89,803	Citibank, N.A.	1/19/11	3,550
PLN	2,870,000	USD	1,023,593	Citibank, N.A.	1/19/11	(55,336)
PLN	737,000	USD	241,425	Royal Bank of Scotland Plc	1/19/11	7,218
SEK	1,533,000	USD	228,978	Citibank, N.A.	1/19/11	(1,192)
SGD	3,751,000	USD	2,893,062	Morgan Stanley Capital Services, Inc.	1/19/11	29,850
USD	1,287,558	AUD	1,325,000	Deutsche Bank AG	1/19/11	(64,152)
USD	760,010	AUD	782,000	Deutsche Bank AG	1/19/11	(37,754)
USD	1,621,003	CAD	1,656,000	UBS AG	1/19/11	(43,881)
USD	204,289	CAD	205,000	Citibank, N.A.	1/19/11	(1,811)
USD	1,114,135	CHF	1,095,000	UBS AG	1/19/11	(57,297)
USD	130,109	DKK	692,000	Citibank, N.A.	1/19/11	6,058
USD	28,885	EUR	22,000	Morgan Stanley Capital Services, Inc.	1/19/11	(513)
USD	3,402,803	EUR	2,437,000	Morgan Stanley Capital Services, Inc.	1/19/11	146,325
USD	366,901	GBP	236,300	Morgan Stanley Capital Services, Inc.	1/19/11	(1,457)
USD	120,684	GBP	77,800	Morgan Stanley Capital Services, Inc.	1/19/11	(596)
USD	79,564	GBP	50,500	Citibank, N.A.	1/19/11	842
USD	1,592,945	GBP	995,000	UBS AG	1/19/11	41,881
USD	52,969	HKD	411,000	Citibank, N.A.	1/19/11	82
USD	39,847	HKD	309,000	Citibank, N.A.	1/19/11	85
USD	53,798	HKD	417,000	Citibank, N.A.	1/19/11	140
USD	340,908	HKD	2,644,000	Citibank, N.A.	1/19/11	684
USD	811,814	HKD	6,289,000	Deutsche Bank AG	1/19/11	2,559
USD	2,696,600	JPY	217,079,000	Citibank, N.A.	1/19/11	22,284
USD	199,643	MXN	2,480,000	Royal Bank of Scotland Plc	1/19/11	(907)
USD	672,383	NOK	3,903,000	Morgan Stanley Capital Services, Inc.	1/19/11	4,134
USD	91,056	NZD	120,000	Citibank, N.A.	1/19/11	(2,297)
USD	242,491	PLN	737,000	Citibank, N.A.	1/19/11	(6,152)
USD	1,000,942	PLN	2,870,000	BNP Paribas	1/19/11	32,685
USD	228,440	SEK	1,533,000	Deutsche Bank AG	1/19/11	654
USD	2,897,778	SGD	3,751,000	Citibank, N.A.	1/19/11	(25,135)
USD	558,080	ZAR	3,954,000	Goldman Sachs & Co.	1/19/11	(40,395)

4	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	3,954,000	USD	567,740	Deutsche Bank AG	1/19/11	$30,735

Total						$69,064

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Austria	–	$269,023	–	$269,023
Belgium	–	679,956	–	679,956
Brazil	$1,456,206	–	–	1,456,206
Canada	4,961,617	–	–	4,961,617
China	150,275	1,094,381	–	1,244,656
Denmark	331,298	381,427	–	712,725
Finland	233,232	–	–	233,232
France	–	1,282,109	–	1,282,109
Germany	541,527	5,241,391	–	5,782,918
Gibralter	–	210,644	–	210,644
Hong Kong	1,110,731	1,352,735	–	2,463,466
India	–	688,399	–	688,399
Indonesia	–	782,336	–	782,336
Ireland	893,897	508,101	–	1,401,998
Italy	–	263,708	–	263,708
Japan	–	9,342,311	–	9,342,311
Malaysia	–	846,993	–	846,993
Mexico	1,078,650	–	–	1,078,650
Netherlands	908,176	1,595,840	–	2,504,016
Norway	–	966,266	–	966,266
Poland	–	263,292	–	263,292
Russia	61,200	–	–	61,200
Singapore	–	201,897	–	201,897
South Africa	–	889,218	–	889,218
South Korea	430,560	1,155,521	–	1,586,081
Spain	–	646,090	–	646,090
Sweden	–	204,410	–	204,410
Switzerland	261,450	2,549,224	–	2,810,674
Taiwan	193,970	–	–	193,970
Thailand	–	1,045,381	–	1,045,381
United Kingdom	652,821	3,715,841	–	4,368,662
United States	36,696,413	–	–	36,696,413
Rights	1,258	–	–	1,258
Short-Term Securities	1,437,085	–	–	1,437,085

Total	$51,400,366	$36,176,494	–	$87,576,860

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$2,305	$484,522	–	$486,827
Liabilities:
Equity contracts	(15,040)	(871)	–	(15,911)
Foreign currency exchange contracts	(1,546)	(416,217)	–	(417,763)

Total	$(14,281)	$67,434	–	$53,153

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK FUNDS	DECEMBER 31, 2010	5

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology – 14.7%
3SBio, Inc. - ADR(a)	250,700	$3,805,626
Alexion Pharmaceuticals, Inc.(a)	132,300	10,656,765
Amgen, Inc.(a)	602,910	33,099,759
ARIAD Pharmaceuticals, Inc.(a)	243,600	1,242,360
ArQule, Inc.(a)	75,300	442,011
Biogen Idec, Inc.(a)	233,200	15,636,060
BioMarin Pharmaceutical, Inc.(a)	574,400	15,468,592
Celgene Corp.(a)	234,000	13,838,760
Cepheid, Inc.(a)	152,500	3,469,375
Cubist Pharmaceuticals, Inc.(a)	219,400	4,695,160
Genzyme Corp.(a)	173,700	12,367,440
Gilead Sciences, Inc.(a)	817,100	29,611,704
Human Genome Sciences, Inc.(a)	401,400	9,589,446
Ironwood Pharmaceuticals, Inc.(a)	184,800	1,912,680
Myriad Genetics, Inc.(a)	316,900	7,237,996
United Therapeutics Corp.(a)	244,400	15,450,968
Vertex Pharmaceuticals, Inc.(a)	193,000	6,760,790

		185,285,492

Chemicals – 0.6%
Sigma-Aldrich Corp.	103,700	6,902,272

Health Care Equipment & Supplies – 22.3%
Alere, Inc.(a)	124,900	4,571,340
American Medical Systems Holdings, Inc.(a)	351,200	6,623,632
ArthroCare Corp.(a)	44,900	1,394,594
Baxter International, Inc.	602,200	30,483,364
Beckman Coulter, Inc.	100,700	7,575,661
Becton, Dickinson & Co.	274,800	23,226,096
Boston Scientific Corp.(a)	2,302,600	17,430,682
China Medical Technologies, Inc. - ADR(a)	177,000	1,989,480
CONMED Corp.(a)	47,700	1,260,711
The Cooper Cos., Inc.	301,600	16,992,144
Covidien Plc	634,100	28,953,006
Edwards Lifesciences Corp.(a)	104,300	8,431,612
Gen-Probe, Inc.(a)	506,100	29,530,935
Haemonetics Corp.(a)	137,700	8,699,886
Hill-Rom Holdings, Inc.	375,700	14,791,309
Hologic, Inc.(a)	1,439,800	27,097,036
Integra LifeSciences Holdings Corp.(a)	114,200	5,401,660
Masimo Corp.	341,100	9,915,777
Medtronic, Inc.	509,900	18,912,191
Nobel Biocare Holding AG	30,600	577,155
St. Jude Medical, Inc.(a)	178,100	7,613,775
Varian Medical Systems, Inc.(a)	124,200	8,604,576

		280,076,622

Health Care Providers & Services – 25.7%
Aetna, Inc.	1,022,500	31,196,475
AmerisourceBergen Corp.	214,300	7,311,916
Cardinal Health, Inc.	368,600	14,121,066
CIGNA Corp.	87,500	3,207,750
Community Health Systems, Inc.(a)	177,400	6,629,438
DaVita, Inc.(a)	475,530	33,044,580
Express Scripts, Inc.(a)	687,820	37,176,671
Fleury SA	99,800	1,602,211
Fresenius Medical Care AG & Co. KGaA	729,300	41,929,678
Health Management Assoc., Inc. - Class A(a)	778,300	7,424,982
Henry Schein, Inc.(a)	426,300	26,170,557
Laboratory Corp. of America Holdings(a)	144,000	12,660,480
McKesson Corp.	99,600	7,009,848
Medco Health Solutions, Inc.(a)	532,350	32,617,085
PSS World Medical, Inc.(a)	116,300	2,628,380
Sinopharm Group Co. - H Shares	1,308,700	4,560,027
Tenet Healthcare Corp.(a)	2,783,900	18,624,291
UnitedHealth Group, Inc.	978,900	35,348,079

		323,263,514

Life Sciences Tools & Services – 10.7%
Agilent Technologies, Inc.(a)	428,800	17,765,184
Dionex Corp.(a)	224,700	26,516,847
Life Technologies Corp.(a)	249,600	13,852,800
Lonza Group AG	86,700	6,949,444
Mettler-Toledo International, Inc.(a)	237,100	35,851,891
ShangPharma Corp. - ADR(a)	160,900	1,850,350
Tecan Group AG	118,392	9,882,499
Thermo Fisher Scientific, Inc.(a)	402,300	22,271,328

		134,940,343

Machinery – 1.2%
Danaher Corp.	220,600	10,405,702
Pall Corp.	78,100	3,872,198

		14,277,900

Pharmaceuticals – 21.4%
Abbott Laboratories	795,300	38,102,823
Allergan, Inc.	352,200	24,185,574
Bayer AG	262,100	19,428,780
Bristol-Myers Squibb Co.	725,000	19,198,000
GlaxoSmithKline Plc	344,600	6,682,760
Glenmark Pharmaceuticals Ltd.(a)	510,800	4,035,947
Hospira, Inc.(a)	197,800	11,015,482
Impax Laboratories, Inc.(a)	367,900	7,398,469
Johnson & Johnson	699,500	43,264,075
Merck & Co., Inc.	374,400	13,493,376
Mylan, Inc.(a)	1,162,900	24,572,077
Novartis AG	181,100	10,660,561
Pfizer, Inc.	2,205,140	38,612,001
Watson Pharmaceuticals, Inc.(a)	171,100	8,837,315

		269,487,240

Total Long-Term Investments (Cost – $1,055,408,798) – 96.6%		1,214,233,383

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	43,005,931	43,005,931

Total Short-Term Securities (Cost – $43,005,931) – 3.4%		43,005,931

Total Investments Before Outstanding Options Written (Cost – $1,098,414,729*) – 100.0%		1,257,239,314

	Contracts
Options Written
Exchange-Traded Call Options Written
Vertex Pharmaceuticals, Inc., Strike Price USD 36, Expires 1/22/11
(Premiums Received – $93,174) – (0.0)%	830	(45,650)

6	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Outstanding Options Written – 100.0%	$1,257,193,664
Other Assets Less Liabilities – 0.0%	372,831

Net Assets – 100.0%	$1,257,566,495

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,110,862,664

Gross unrealized appreciation	$153,118,172
Gross unrealized depreciation	(6,741,522)

Net unrealized appreciation	$146,376,650

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,455,464	33,550,467	43,005,931	$748	$24,481
BlackRock Liquidity Series, LLC Money Market Series	$38,485,200	$(38,485,200)	–	–	$3,084

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	4,531,000	USD	4,669,930	Citibank, N.A.	1/19/11	$177,339
CHF	9,696,000	USD	9,818,426	Citibank, N.A.	1/19/11	554,368
HKD	1,516,000	USD	195,034	Morgan Stanley Capital Services, Inc.	1/19/11	41
USD	38,266,922	CHF	36,550,000	Deutsche Bank AG	1/19/11	(834,316)
USD	1,344,897	CHF	1,297,000	Citibank, N.A.	1/19/11	(42,635)
USD	5,900,534	EUR	4,454,000	Deutsche Bank AG	1/19/11	(51,189)
USD	3,049,547	EUR	2,304,000	Citibank, N.A.	1/19/11	(29,207)
USD	1,495,057	EUR	1,139,000	Citibank, N.A.	1/19/11	(26,948)
USD	1,264,618	EUR	966,000	Deutsche Bank AG	1/19/11	(26,214)
USD	1,483,998	EUR	1,128,000	Deutsche Bank AG	1/19/11	(23,309)
USD	1,783,298	EUR	1,349,000	Deutsche Bank AG	1/19/11	(19,323)
USD	1,915,938	EUR	1,433,000	Deutsche Bank AG	1/19/11	1,071
USD	3,081,435	EUR	2,305,000	Deutsche Bank AG	1/19/11	1,344
USD	40,698,189	EUR	29,147,000	Morgan Stanley Capital Services, Inc.	1/19/11	1,750,081
USD	519,575	GBP	334,000	Deutsche Bank AG	1/19/11	(1,084)
USD	6,278,499	GBP	3,985,000	Citibank, N.A.	1/19/11	66,449
USD	375,909	HKD	2,915,000	Morgan Stanley Capital Services, Inc.	1/19/11	813
USD	891,456	HKD	6,918,000	Morgan Stanley Capital Services, Inc.	1/19/11	1,262

Total						$1,498,543

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2010	7

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Biotechnology	$185,285,492	–	–	$185,285,492
Chemicals	6,902,272	–	–	6,902,272
Health Care Equipment & Supplies	279,499,467	$577,155	–	280,076,622
Health Care Providers & Services	276,773,809	46,489,705	–	323,263,514
Life Sciences Tools & Services	118,108,400	16,831,943	–	134,940,343
Machinery	14,277,900	–	–	14,277,900
Pharmaceuticals	228,679,192	40,808,048	–	269,487,240
Short-Term Securities	43,005,931	–	–	43,005,931

Total	$1,152,532,463	$104,706,851	–	$1,257,239,314

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	–	$2,552,768	–	$2,552,768
Liabilities:
Equity contracts	$(45,650)	–	–	(45,650)
Foreign currency exchange contracts	–	(1,054,225)	–	(1,054,225)

Total	$(45,650)	$1,498,543	–	$1,452,893

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

8	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 2.3%
Australia & New Zealand Banking Group Ltd.	730,600	$17,450,438
Lynas Corp. Ltd.(a)	3,675,700	7,739,842
OZ Minerals Ltd.	7,886,300	13,928,495
Qantas Airways Ltd.(a)	5,480,500	14,238,176

		53,356,951

Austria – 0.9%
Erste Group Bank AG	154,100	7,273,053
voestalpine AG	298,420	14,273,679

		21,546,732

Belgium – 0.8%
Anheuser-Busch InBev NV	317,700	18,153,118

Brazil – 3.6%
Banco Bradesco SA - Preference Shares	388,500	7,641,280
Banco Santander Brasil SA - ADS	321,800	4,376,480
BM&FBOVESPA SA	1,643,800	13,001,864
Cia Energetica de Minas Gerais SA - ADR(b)	575,425	9,546,301
Gol Linhas Aereas Inteligentes SA - Preference Shares	921,000	13,925,964
HRT Participacoes em Petroleo SA(a)	13,000	12,451,807
Hypermarcas SA(a)	764,100	10,370,586
PDG Realty SA Empreendimentos e Participacoes	1,177,400	7,206,256
Tractebel Energia SA	275,900	4,562,322

		83,082,860

Canada – 9.4%
Agrium, Inc.	187,800	17,230,650
Barrick Gold Corp.	218,800	11,689,285
Baytex Energy Trust	236,300	11,077,082
Canadian National Railway Co.	170,700	11,390,873
Canadian Natural Resources Ltd.	392,100	17,489,324
Goldcorp, Inc.	367,800	16,971,401
Magna International, Inc. - Class A	231,400	12,032,800
Manulife Financial Corp.	721,600	12,446,384
Niko Resources Ltd.	86,500	8,976,235
Pacific Rubiales Energy Corp.	639,000	21,689,882
Petrominerales Ltd.	251,500	8,387,549
Royal Bank of Canada	193,500	10,181,957
Sun Life Financial, Inc.	382,400	11,580,071
Teck Resources Ltd. - Class B	126,000	7,790,580
The Toronto-Dominion Bank	135,500	10,118,551
TransCanada Corp.	512,600	19,585,310
Viterra, Inc.	721,500	6,733,903

		215,371,837

China – 2.2%
China Construction Bank Corp. - H Shares	10,999,400	9,853,780
China Merchants Bank Co. Ltd. - H Shares	4,204,500	10,606,031
E-Commerce China Dangdang, Inc. - ADR(a)	67,600	1,829,932
iSoftStone Holdings Ltd.(a)	181,900	3,305,123
Lentuo International, Inc. - ADS(a)	301,000	2,107,000
Sinopharm Group Co. - H Shares	511,200	1,781,223
Tencent Holdings Ltd.	510,000	11,071,816
Want Want China Holdings Ltd.	9,769,900	8,556,126

		49,111,031

Denmark – 1.1%
Carlsberg A/S - Class B	102,700	10,308,564
Pandora A/S(a)	146,500	8,824,589
TrygVesta A/S	119,400	5,506,224

		24,639,377

France – 2.3%
BNP Paribas	168,970	10,761,127
Cap Gemini SA	178,400	8,340,136
GDF SUEZ	367,600	13,202,418
Société Generale	37,500	2,017,756
Technip SA	100,800	9,317,298
Unibail-Rodamco SE	46,800	9,266,315

		52,905,050

Germany – 8.8%
BASF AG	171,400	13,678,231
Bayer AG	179,200	13,283,622
Bayerische Motoren Werke AG	159,600	12,574,411
Deutsche Boerse AG	50,600	3,496,009
Deutsche Post AG	1,017,300	17,258,701
Deutsche Telekom AG	825,300	10,639,117
Fresenius Medical Care AG & Co. KGaA	303,200	17,431,891
Gerry Weber International AG	179,344	8,870,145
K+S AG	216,700	16,333,154
Kabel Deutschland Holding AG(a)	270,400	12,680,063
Merck KGaA	131,800	10,551,945
Metro AG	162,700	11,743,162
SAP AG - ADR(b)	270,900	13,710,249
Siemens AG	113,400	14,047,384
Software AG	44,800	6,566,721
Volkswagen AG - Preference Shares	114,348	18,591,693

		201,456,498

Gibraltar – 0.3%
PartyGaming Plc (a)	1,814,900	5,845,518

Hong Kong – 4.6%
AIA Group Ltd.(a)	3,422,000	9,619,532
Cheung Kong (Holdings) Ltd.	1,135,300	17,496,650
China Merchants Holdings International Co. Ltd.	3,013,900	11,897,149
China Mobile Ltd.	829,100	8,220,411
China Resources Enterprise Ltd.	1,847,000	7,563,494
CNOOC Ltd. - ADR	44,300	10,559,791
Hang Seng Bank Ltd.	336,700	5,532,094
Hong Kong Exchanges & Clearing Ltd.	306,400	6,946,907
Melco Crown Entertainment Ltd. - ADR(a)(b)	1,346,300	8,562,468
New World Development Ltd.	4,696,200	8,811,003
REXLot Holdings Ltd.	40,096,100	4,225,468
Wing Hang Bank Ltd.	475,700	6,575,501

		106,010,468

India – 1.6%
HDFC Bank Ltd.	223,500	11,629,018
ICICI Bank Ltd.	686,900	17,578,475
Infosys Technologies Ltd.	94,100	7,236,408

		36,443,901

Indonesia – 1.3%
Adaro Energy Tbk PT	66,022,500	18,658,332
Bank Mandiri Tbk PT	10,313,700	7,416,423
Indika Energy Tbk PT	7,667,000	4,013,713

		30,088,468

Ireland – 1.3%
Covidien Plc	365,000	16,665,900
WPP Plc	1,116,800	13,806,510

		30,472,410

Italy – 1.4%
Fiat SpA	453,400	9,376,826

BLACKROCK FUNDS	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Italy (concluded)
Intesa Sanpaolo SpA	3,595,600	$9,775,142
Parmalat SpA	2,975,000	8,160,631
UniCredit SpA	2,609,359	5,409,637

		32,722,236

Japan – 15.8%
Bridgestone Corp.	720,000	13,859,266
Canon, Inc.	233,900	12,014,338
The Chiba Bank Ltd.	1,892,000	12,268,125
Daiwa Office Investment Corp.	669	2,372,518
DeNA Co. Ltd	255,800	9,164,504
Honda Motor Co. Ltd.	556,200	21,952,540
Hoya Corp.	416,800	10,077,889
IHI Corp.	5,461,500	12,125,445
ITOCHU Corp.	1,829,600	18,434,577
Japan Prime Realty Investment Corp.	770	2,367,774
Japan Tobacco, Inc.	5,770	21,306,134
JSR Corp.	790,200	14,666,953
Kamigumi Co. Ltd.	656,300	5,492,823
KDDI Corp.	1,360	7,842,766
Komatsu Ltd.	549,000	16,523,178
Kubota Corp.	1,812,800	17,078,590
Marubeni Corp.	2,344,800	16,415,450
Matsui Securities Co. Ltd.	315,900	2,237,567
Mitsubishi UFJ Financial Group, Inc.	2,154,500	11,617,325
Nikon Corp.	376,000	7,590,218
Nomura Holdings, Inc.	661,100	4,194,729
NSK Ltd.	3,088,600	27,776,857
NTT Data Corp.	3,320	11,449,351
Panasonic Corp.	397,100	5,606,575
SMC Corp.	78,900	13,463,996
Sumitomo Heavy Industries Ltd.	3,080,800	19,705,805
Sumitomo Mitsui Financial Group, Inc.	330,300	11,694,975
Tokio Marine Holdings, Inc.	342,600	10,177,774
Zeon Corp.	2,653,100	22,153,322

		361,631,364

Luxembourg – 0.7%
ArcelorMittal	398,900	15,210,057

Malaysia – 1.6%
AMMB Holdings Bhd	5,364,800	12,223,081
CIMB Group Holdings Bhd	6,116,000	16,862,178
Petronas Chemicals Group Bhd(a)	3,898,400	6,978,813

		36,064,072

Mexico – 1.6%
Fomento Economico Mexicano SAB de CV - ADR	225,800	12,626,736
Grupo Mexico SAB de CV - Series B	4,073,000	16,766,909
Grupo Modelo SAB de CV - Series C	1,209,500	7,516,528

		36,910,173

Netherlands – 4.1%
Aegon NV(a)	880,400	5,389,560
Corio NV	34,539	2,217,711
ING Groep NV - Preference Shares(a)	417,200	4,070,097
Koninklijke DSM NV	167,600	9,553,707
Koninklijke KPN NV	591,900	8,645,237
Randstad Holding NV(a)	233,000	12,313,832
Royal Dutch Shell Plc - A Shares	1,275,000	42,248,370
VimpelCom Ltd. - ADR	502,100	7,551,584
Wereldhave NV	16,200	1,583,431

		93,573,529

Norway – 0.7%
Yara International ASA	290,500	16,909,663

Philippines – 0.2%
Cebu Air, Inc.(a)	1,697,990	4,395,162

Poland – 0.3%
KGHM Polska Miedz SA	124,000	7,255,161

Russia – 0.1%
Mail.ru Group Ltd. - GDR(a)	46,500	1,674,000

Singapore – 1.1%
CapitaLand Ltd.	1,841,300	5,325,981
Singapore Telecommunications Ltd.	4,609,500	10,953,750
Straits Asia Resources Ltd.	4,782,500	9,286,610

		25,566,341

South Africa – 0.9%
MTN Group Ltd.	529,900	10,814,631
Naspers Ltd. - N Shares	165,600	9,763,332

		20,577,963

South Korea – 2.1%
Kia Motors Corp.	251,600	11,207,286
Korea Electric Power Corp.(a)	496,300	13,204,812
KT Corp. - ADR	565,700	11,766,560
Samsung Electronics Co. Ltd.	15,000	12,527,043

		48,705,701

Spain – 1.3%
Banco Santander SA	802,500	8,551,300
Telefonica SA	921,700	21,042,451

		29,593,751

Sweden – 0.2%
Nordea Bank AB	466,900	5,076,532

Switzerland – 7.1%
Adecco SA	199,200	13,063,410
Credit Suisse Group AG	191,100	7,696,541
GAM Holding Ltd.(a)	172,700	2,854,684
Givaudan SA - Registered Shares	10,900	11,766,597
Julius Baer Group Ltd.	320,500	15,006,787
Nestle SA	489,600	28,682,566
Novartis AG	278,300	16,382,298
Roche Holding AG	53,300	7,813,398
Swiss Reinsurance Co. Ltd.	165,600	8,883,916
Tyco Electronics Ltd.	279,900	9,908,460
UBS AG(a)	445,000	7,306,305
Xstrata Plc	1,376,870	32,626,508

		161,991,470

Taiwan – 2.9%
AU Optronics Corp. - ADR(a)(b)	967,258	10,078,828
Catcher Technology Co. Ltd.	2,227,600	8,245,958
Chunghwa Telecom Co. Ltd. - ADR	430,709	10,884,016
Hon Hai Precision Industry Co. Ltd.	2,857,984	11,512,762
Mega Financial Holding Co. Ltd.	9,138,300	7,035,749
Siliconware Precision Industries Co. - ADR	1,289,000	7,669,550
Taishin Financial Holdings Co. Ltd.(a)	7	4

10	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Taiwan (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	832,700	$10,442,058

		65,868,925

Thailand – 1.6%
Bangkok Bank Public Co. Ltd.	1,240,600	6,045,554
Banpu Public Co. Ltd.	1,199,300	30,563,185

		36,608,739

United Kingdom – 12.0%
Aegis Group Plc	3,997,100	8,776,336
Antofagasta Plc	715,000	18,091,648
ARM Holdings Plc	1,910,600	13,040,237
Barclays Plc	2,525,400	10,437,175
Barratt Developments Plc(a)	1,775,600	2,457,605
Bellway Plc	251,300	2,631,082
British Airways Plc(a)	3,878,900	16,533,833
Britvic Plc	1,733,500	12,804,704
Cairn Energy Plc(a)	1,156,800	7,594,527
Carnival Plc	258,300	12,014,135
GKN Plc	2,739,400	9,508,517
GlaxoSmithKline Plc	922,000	17,880,165
HSBC Holdings Plc	2,278,399	23,285,486
Imperial Tobacco Group Plc	697,300	21,434,714
Inchcape Plc(a)	1,798,720	10,032,508
Kazakhmys Plc	904,284	22,954,713
National Grid Plc	1,596,600	13,799,785
Next Plc	215,700	6,661,839
Persimmon Plc	362,200	2,357,061
Royal Bank of Scotland Group Plc(a)	10,791,800	6,627,415
Taylor Wimpey Plc(a)	5,193,600	2,562,199
Tullow Oil Plc	633,400	12,508,052
Vodafone Group Plc	3,818,600	10,024,352
Vodafone Group Plc - ADR	443,200	11,713,776

		275,731,864

United States – 1.2%
The Mosaic Co.	232,500	17,753,700
NII Holdings, Inc.(a)	200,700	8,963,262

		26,716,962

Total Common Stocks – 97.4%		2,231,267,884

Rights
Brazil – 0.0%
Banco Bradesco SA (Issued/Exercisable 12/29/10, Expires 1/31/11, Strike Price BRL 24.06)(a)	6,437	33,312

Total Rights – 0.0%		33,312

Warrants
Italy – 0.0%
Unione di Banche Italiane ScpA (Issued/Exercisable 5/21/09, 1 Share for 20 Warrants, Expires 6/30/11, Strike Price EUR 12.30)(a)	261,800	1,120

Total Warrants – 0.0%		1,120

Total Long-Term Investments (Cost – $1,904,852,901) – 97.4%		2,231,302,316

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	31,515,781	31,515,781

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$13,887	13,886,950

Total Short-Term Securities (Cost – $45,402,731) – 2.0%		45,402,731

Total Investments (Cost – $1,950,255,632*) – 99.4%		2,276,705,047
Other Assets Less Liabilities – 0.6%		14,677,973

Net Assets – 100.0%		$2,291,383,020

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,960,540,881

Gross unrealized appreciation	$346,069,293
Gross unrealized depreciation	(29,905,127)

Net unrealized appreciation	$316,164,166

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,486,655	29,029,126	31,515,781	$599	$44,266
BlackRock Liquidity Series, LLC Money Market Series	$17,219,600	$(3,332,650)	$13,886,950	–	$9,447

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	DECEMBER 31, 2010	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,023,410	EUR	6,034,000	Citibank, N.A.	1/03/11	$(39,878)
AUD	5,979,000	USD	6,062,867	Deutsche Bank AG	1/04/11	52,442
JPY	67,667,000	USD	825,472	Citibank, N.A.	1/04/11	7,968
AUD	488,000	USD	494,762	Deutsche Bank AG	1/05/11	4,363
JPY	97,052,000	USD	1,187,326	Citibank, N.A.	1/05/11	8,043
TRY	5,190,210	NOK	30,301,000	Citibank, N.A.	1/05/11	(2,720)
USD	15,399,551	JPY	1,252,678	Citibank, N.A.	1/06/11	(29,418)
USD	1,187,337	JPY	97,052,000	Citibank, N.A.	1/06/11	(8,032)
AUD	64,525,000	USD	64,836,656	Citibank, N.A.	1/19/11	989,104
AUD	67,092,000	USD	65,643,417	Citibank, N.A.	1/19/11	2,801,091
CAD	5,919,500	USD	5,861,193	Citibank, N.A.	1/19/11	90,062
CAD	15,101,000	USD	14,911,622	Citibank, N.A.	1/19/11	270,387
CHF	367,000	USD	383,292	Deutsche Bank AG	1/19/11	9,325
DKK	90,582,000	USD	16,883,408	Citibank, N.A.	1/19/11	(645,211)
EUR	15,110,000	USD	21,025,051	Citibank, N.A.	1/19/11	(834,091)
EUR	4,406,000	USD	6,148,436	Citibank, N.A.	1/19/11	(260,854)
EUR	4,601,000	USD	6,367,444	Citibank, N.A.	1/19/11	(219,289)
EUR	961,600	USD	1,287,566	Citibank, N.A.	1/19/11	(2,614)
EUR	2,254,000	USD	2,981,438	Citibank, N.A.	1/19/11	30,503
EUR	5,626,500	USD	7,445,260	Citibank, N.A.	1/19/11	73,233
GBP	10,697,000	USD	16,928,527	Citibank, N.A.	1/19/11	(253,419)
GBP	4,452,000	USD	7,125,649	Citibank, N.A.	1/19/11	(185,611)
GBP	97,000	USD	149,259	Deutsche Bank AG	1/19/11	1,950
GBP	1,304,000	USD	2,024,958	Citibank, N.A.	1/19/11	7,793
GBP	1,975,400	USD	3,063,217	Citibank, N.A.	1/19/11	16,152
GBP	5,044,400	USD	7,832,299	Citibank, N.A.	1/19/11	31,206
GBP	3,221,000	USD	4,978,419	Morgan Stanley Capital Services, Inc.	1/19/11	42,663
HKD	266,806,000	USD	34,410,907	Citibank, N.A.	1/19/11	(78,876)
JPY	720,610,000	USD	8,938,242	Citibank, N.A.	1/19/11	(60,651)
JPY	4,178,095,000	USD	51,427,012	Citibank, N.A.	1/19/11	45,241
MXN	157,247,000	USD	12,507,548	Morgan Stanley Capital Services, Inc.	1/19/11	208,537
NOK	34,154,000	USD	5,664,455	UBS AG	1/19/11	183,196
NOK	45,846,000	USD	7,637,687	Royal Bank of Scotland Plc	1/19/11	211,801
NZD	2,922,000	USD	2,186,705	Citibank, N.A.	1/19/11	86,443
PLN	109,987,000	USD	39,227,134	Citibank, N.A.	1/19/11	(2,120,625)
PLN	19,859,000	USD	6,505,361	Royal Bank of Scotland Plc	1/19/11	194,505
SEK	136,959,000	USD	20,457,024	Citibank, N.A.	1/19/11	(106,507)
SGD	52,051,000	USD	40,145,771	Morgan Stanley Capital Services, Inc.	1/19/11	414,222
USD	65,205,373	AUD	67,092,000	Deutsche Bank AG	1/19/11	(3,239,135)
USD	62,701,653	AUD	64,525,000	Deutsche Bank AG	1/19/11	(3,124,107)
USD	14,781,860	CAD	15,101,000	UBS AG	1/19/11	(400,150)
USD	5,898,972	CAD	5,919,500	Citibank, N.A.	1/19/11	(52,284)
USD	373,413	CHF	367,000	UBS AG	1/19/11	(19,204)
USD	17,031,158	DKK	90,582,000	Citibank, N.A.	1/19/11	792,960
USD	7,516,118	EUR	5,646,500	Citibank, N.A.	1/19/11	(29,101)
USD	2,646,780	EUR	2,000,000	Royal Bank of Scotland Plc	1/19/11	(25,749)
USD	867,413	EUR	661,000	Deutsche Bank AG	1/19/11	(15,858)
USD	782,510	EUR	596,000	Morgan Stanley Capital Services, Inc.	1/19/11	(13,903)
USD	33,510,572	EUR	24,117,000	Morgan Stanley Capital Services, Inc.	1/19/11	1,283,875
USD	4,980,072	GBP	3,221,000	Morgan Stanley Capital Services, Inc.	1/19/11	(41,011)
USD	7,832,405	GBP	5,044,400	Morgan Stanley Capital Services, Inc.	1/19/11	(31,100)
USD	1,805,868	GBP	1,175,000	Morgan Stanley Capital Services, Inc.	1/19/11	(25,790)
USD	3,064,246	GBP	1,975,400	Morgan Stanley Capital Services, Inc.	1/19/11	(15,122)
USD	2,025,242	GBP	1,304,000	UBS AG	1/19/11	(7,509)
USD	24,281,332	GBP	15,149,000	Citibank, N.A.	1/19/11	666,188
USD	1,495,253	HKD	11,590,000	Citibank, N.A.	1/19/11	3,876
USD	2,216,456	HKD	17,188,000	Citibank, N.A.	1/19/11	4,741
USD	7,816,513	HKD	60,623,000	Citibank, N.A.	1/19/11	15,674
USD	22,900,276	HKD	177,405,000	Deutsche Bank AG	1/19/11	72,176
USD	60,852,722	JPY	4,898,705,000	Citibank, N.A.	1/19/11	502,878
USD	12,658,547	MXN	157,247,000	Royal Bank of Scotland Plc	1/19/11	(57,538)
USD	13,781,876	NOK	80,000,000	Morgan Stanley Capital Services, Inc.	1/19/11	84,738
USD	2,217,214	NZD	2,922,000	Citibank, N.A.	1/19/11	(55,935)
USD	6,534,100	PLN	19,859,000	Citibank, N.A.	1/19/11	(165,766)
USD	38,359,083	PLN	109,987,000	BNP Paribas	1/19/11	1,252,574
USD	20,408,920	SEK	136,959,000	Deutsche Bank AG	1/19/11	58,404
USD	40,211,211	SGD	52,051,000	Citibank, N.A.	1/19/11	(348,782)
USD	19,795,907	ZAR	140,254,000	Goldman Sachs & Co.	1/19/11	(1,432,875)
ZAR	14,031,000	USD	2,003,619	Citibank, N.A.	1/19/11	120,106
ZAR	126,223,000	USD	18,123,895	Deutsche Bank AG	1/19/11	981,161

Total						$(2,329,134)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical

12	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	–	$53,356,951	–	$53,356,951
Austria	–	21,546,732	–	21,546,732
Belgium	–	18,153,118	–	18,153,118
Brazil	$83,082,860	–	–	83,082,860
Canada	215,371,837	–	–	215,371,837
China	7,242,055	41,868,976	–	49,111,031
Denmark	8,824,589	15,814,788	–	24,639,377
France	–	52,905,050	–	52,905,050
Germany	13,710,249	187,746,249	–	201,456,498
Gibralter	–	5,845,518	–	5,845,518
Hong Kong	28,741,791	77,268,677	–	106,010,468
India	–	36,443,901	–	36,443,901
Indonesia	–	30,088,468	–	30,088,468
Ireland	16,665,900	13,806,510	–	30,472,410
Italy	–	32,722,236	–	32,722,236
Japan	–	361,631,364	–	361,631,364
Luxembourg	15,210,057	–	–	15,210,057
Malaysia	6,978,813	29,085,259	–	36,064,072
Mexico	36,910,173	–	–	36,910,173
Netherlands	7,551,584	86,021,945	–	93,573,529
Norway	–	16,909,663	–	16,909,663
Philippines	4,395,162	–	–	4,395,162
Poland	–	7,255,161	–	7,255,161
Russia	1,674,000	–	–	1,674,000
Singapore	–	25,566,341	–	25,566,341
South Africa	–	20,577,963	–	20,577,963
South Korea	11,766,560	36,939,141	–	48,705,701
Spain	–	29,593,751	–	29,593,751
Sweden	–	5,076,532	–	5,076,532
Switzerland	9,908,460	152,083,010	–	161,991,470
Taiwan	39,074,452	26,794,473	–	65,868,925
Thailand	–	36,608,739	–	36,608,739
United Kingdom	11,713,776	264,018,088	–	275,731,864
United States	26,716,962	–	–	26,716,962
Rights	33,312	–	–	33,312
Warrants	1,120	–	–	1,120
Short-Term Securities	31,515,781	13,886,950	–	45,402,731

Total	$577,089,493	$1,699,615,554	–	$2,276,705,047

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$72,816	$11,546,765	–	$11,619,581
Liabilities:
Foreign currency exchange contracts	(80,048)	(13,868,667)	–	(13,948,715)

Total	$(7,232)	$(2,321,902)	–	$(2,329,134)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	DECEMBER 31, 2010	13

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology – 0.4%
Genzyme Corp.(a)	12,100	$861,520

Building Products – 0.4%
Asahi Glass Co. Ltd.	68,800	800,133

Communications Equipment – 12.9%
Acme Packet, Inc.(a)	25,400	1,350,264
Anaren, Inc.(a)	20,000	417,000
Cisco Systems, Inc.(a)	184,500	3,732,435
F5 Networks, Inc.(a)	39,100	5,089,256
Finisar Corp.(a)	30,200	896,638
JDS Uniphase Corp.(a)	72,700	1,052,696
Juniper Networks, Inc.(a)	73,400	2,709,928
Motorola, Inc.(a)	125,400	1,137,378
Nokia Oyj - ADR	50,800	524,256
Polycom, Inc.(a)	46,200	1,800,876
QUALCOMM, Inc.	95,600	4,731,244
RADWARE Ltd.(a)	25,600	960,256
Research In Motion Ltd.(a)	13,600	790,568
Tellabs, Inc.	74,200	503,076

		25,695,871

Computers & Peripherals – 15.0%
Apple, Inc.(a)	51,400	16,579,584
Compellent Technologies, Inc.(a)	35,800	987,722
EMC Corp.(a)	195,100	4,467,790
Hewlett-Packard Co.	75,800	3,191,180
NetApp, Inc.(a)	39,400	2,165,424
QLogic Corp.(a)	31,400	534,428
SanDisk Corp.(a)	25,600	1,276,416
STEC, Inc.(a)	48,700	859,555

		30,062,099

Diversified Telecommunication Services – 0.8%
AT&T Inc.	55,100	1,618,838

Electrical Equipment – 0.2%
Nidec Corp.	4,000	403,336

Electronic Equipment, Instruments & Components – 3.4%
Amphenol Corp. - Class A	32,500	1,715,350
Arrow Electronics, Inc.(a)	23,600	808,300
AU Optronics Corp. - ADR(a)	105,456	1,098,852
Corning, Inc.	50,200	969,864
Fabrinet(a)	20,700	445,050
Hitachi Ltd.	209,200	1,110,678
Vishay Intertechnology, Inc.(a)	45,500	667,940

		6,816,034

Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp.(a)	148,600	1,124,902
Medtronic, Inc.	40,000	1,483,600

		2,608,502

Household Durables – 0.2%
Panasonic Corp.	33,600	474,392

Internet & Catalog Retail – 2.0%
Amazon.com, Inc.(a)	14,300	2,574,000
priceline.com, Inc.(a)	3,400	1,358,470

		3,932,470

Internet Software & Services – 8.9%
Akamai Technologies, Inc.(a)	22,500	1,058,625
Baidu, Inc. - ADR(a)	12,900	1,245,237
ChinaCache International Holdings Ltd. - ADR(a)	19,100	397,280
eBay, Inc.(a)	110,700	3,080,781
Google, Inc. - Class A(a)	10,200	6,058,494
IntraLinks Holdings, Inc.(a)	58,000	1,085,180
Rackspace Hosting, Inc.(a)	34,700	1,089,927
SouFun Holdings Ltd. - ADR(a)	2,200	157,344
VeriSign, Inc.	50,600	1,653,102
Yahoo!, Inc.(a)	122,500	2,037,175

		17,863,145

IT Services – 9.1%
Accenture Plc	23,300	1,129,817
Amdocs Ltd.(a)	25,800	708,726
Automatic Data Processing, Inc.	34,200	1,582,776
Camelot Information Systems, Inc. - ADS(a)	37,900	906,568
Cognizant Technology Solutions Corp. - Class A(a)	45,000	3,298,050
Convergys Corp.(a)	80,500	1,060,185
International Business Machines Corp.	45,800	6,721,608
Teradata Corp.(a)	41,300	1,699,908
The Western Union Co.	55,800	1,036,206

		18,143,844

Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.(a)	41,800	1,731,774
Thermo Fisher Scientific, Inc.(a)	19,600	1,085,056

		2,816,830

Office Electronics – 0.8%
Xerox Corp.	143,400	1,651,968

Pharmaceuticals – 1.3%
Novartis AG	26,900	1,583,485
Pfizer, Inc.	52,900	926,279

		2,509,764

Semiconductors & Semiconductor Equipment – 18.4%
Altera Corp.	28,100	999,798
Applied Materials, Inc.	149,200	2,096,260
Applied Micro Circuits Corp.(a)	63,500	678,180
ARM Holdings Plc	180,800	1,233,997
ASM Pacific Technology Ltd.	42,800	540,536
Atheros Communications, Inc.(a)	18,500	664,520
Avago Technologies Ltd.	27,700	788,619
Broadcom Corp. - Class A	67,000	2,917,850
Cavium Networks, Inc.(a)	36,600	1,379,088
Hynix Semiconductor, Inc.(a)	47,700	1,006,341
Intel Corp.	139,900	2,942,097
KLA-Tencor Corp.	32,200	1,244,208
Lam Research Corp.(a)	41,700	2,159,226
Marvell Technology Group Ltd.(a)	139,600	2,589,580
MEMC Electronic Materials, Inc.(a)	85,500	962,730
Micron Technology, Inc.(a)	97,900	785,158
NetLogic Microsystems, Inc.(a)	17,400	546,534
Novellus Systems, Inc.(a)	63,000	2,036,160
PMC-Sierra, Inc.(a)	107,100	919,989
RDA Microelectronics, Inc. - ADR(a)	36,100	526,338
Samsung Electronics Co. Ltd.	1,500	1,252,704
Shinko Electric Industries Co. Ltd.	66,800	745,268
Siliconware Precision Industries Co. - ADR	118,100	702,695
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	70,800	887,832
Teradyne, Inc.(a)	88,900	1,248,156
Texas Instruments, Inc.	109,500	3,558,750
TriQuint Semiconductor, Inc.(a)	67,400	787,906

14	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment (concluded)
Xilinx, Inc.	23,600	$683,928

		36,884,448

Software – 18.3%
ACI Worldwide, Inc.(a)	21,800	585,766
Ariba, Inc.(a)	78,200	1,836,918
Autodesk, Inc.(a)	25,100	958,820
BMC Software, Inc.(a)	50,200	2,366,428
CA, Inc.	58,800	1,437,072
Check Point Software Technologies Ltd.(a)	24,800	1,147,248
Citrix Systems, Inc.(a)	45,400	3,105,814
Compuware Corp.(a)	121,200	1,414,404
Fortinet, Inc.(a)	26,600	860,510
Intuit, Inc.(a)	39,100	1,927,630
McAfee, Inc.(a)	24,800	1,148,488
Microsoft Corp.	161,300	4,503,496
Oracle Corp.	135,300	4,234,890
Progress Software Corp.(a)	43,100	1,823,992
Red Hat, Inc.(a)	61,400	2,802,910
Salesforce.com, Inc.(a)	8,700	1,148,400
SAP AG-ADR	27,200	1,376,592
Sourcefire, Inc.(a)	13,200	342,276
Symantec Corp.(a)	63,600	1,064,664
Taleo Corp. - Class A(a)	45,200	1,249,780
VMware, Inc. - Class A(a)	14,600	1,298,086

		36,634,184

Wireless Telecommunication Services – 1.6%
American Tower Corp. - Class A(a)	36,300	1,874,532
VimpelCom Ltd. - ADR	86,600	1,302,464

		3,176,996

Total Long-Term Investments (Cost – $158,589,161) – 96.4%		192,954,374

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	8,146,288	8,146,288

Total Short-Term Securities (Cost – $8,146,288) – 4.1%		8,146,288

Total Investments (Cost – $166,735,449*) – 100.5%		201,100,662
Liabilities in Excess of Other Assets – (0.5)%		(1,076,056)

Net Assets – 100.0%		$200,024,606

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$171,454,680

Gross unrealized appreciation	$31,411,496
Gross unrealized depreciation	(1,765,514)

Net unrealized appreciation	$29,645,982

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,024,280	4,122,008	8,146,288	$74	$12,602
BlackRock Liquidity Series, LLC Money Market Series	$353,250	$(353,250)	–	–	$477

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS	DECEMBER 31, 2010	15

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	598,000	USD	7,134	Citibank, N.A.	1/19/11	$233
JPY	10,902,000	USD	129,839	Deutsche Bank AG	1/19/11	4,469
JPY	79,925,000	USD	953,004	Citibank, N.A.	1/19/11	31,636
USD	1,418,651	CHF	1,355,000	Deutsche Bank AG	1/19/11	(30,930)
USD	985,743	GBP	615,000	Citibank, N.A.	1/19/11	27,045
USD	4,127,684	JPY	335,106,000	Citibank, N.A.	1/19/11	(672)

Total						$31,781

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Biotechnology	$861,520	–	–	$861,520
Building Products	–	$800,133	–	800,133
Communications Equipment	25,695,871	–	–	25,695,871
Computers & Peripherals	30,062,099	–	–	30,062,099
Diversified Telecommunication Services	1,618,838	–	–	1,618,838
Electrical Equipment	–	403,336	–	403,336
Electronic Equipment, Instruments & Components	5,705,356	1,110,678	–	6,816,034
Health Care Equipment & Supplies	2,608,502	–	–	2,608,502
Household Durables	–	474,392	–	474,392
Internet & Catalog Retail	3,932,470	–	–	3,932,470
Internet Software & Services	17,863,145	–	–	17,863,145
IT Services	18,143,844	–	–	18,143,844
Life Sciences Tools & Services	2,816,830	–	–	2,816,830
Office Electronics	1,651,968	–	–	1,651,968
Pharmaceuticals	926,279	1,583,485	–	2,509,764
Semiconductors & Semiconductor Equipment	32,105,602	4,778,846	–	36,884,448
Software	36,634,184	–	–	36,634,184
Wireless Telecommunication Services	3,176,996	–	–	3,176,996
Short-Term Securities	8,146,288	–	–	8,146,288

Total	$191,949,792	$9,150,870	–	$201,100,662

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	–	$63,383	–	$63,383
Liabilities:
Foreign currency exchange contracts	–	(31,602)	–	(31,602)

Total	–	$31,781	–	$31,781

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

16	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 0.8%
Rockwell Collins, Inc.	590,700	$34,414,182

Air Freight & Logistics – 0.6%
UTi Worldwide, Inc.	1,293,500	27,422,200

Airlines – 1.2%
AMR Corp.(a)	4,096,600	31,912,514
United Continental Holdings, Inc.(a)(b)	836,440	19,924,001

		51,836,515

Auto Components – 2.0%
Cooper Tire & Rubber Co.	624,487	14,725,403
The Goodyear Tire & Rubber Co.(a)	1,709,700	20,259,945
Lear Corp.(a)	217,700	21,489,167
Stoneridge, Inc.(a)	357,400	5,643,346
Tenneco, Inc.(a)	546,300	22,485,708

		84,603,569

Beverages – 1.0%
Coca-Cola Enterprises, Inc.	707,300	17,703,719
Constellation Brands, Inc. - Class A(a)	1,129,600	25,020,640

		42,724,359

Biotechnology – 0.3%
United Therapeutics Corp.(a)	183,300	11,588,226

Building Products – 0.2%
Masco Corp.	579,900	7,341,534

Capital Markets – 2.0%
Ameriprise Financial, Inc.	286,700	16,499,585
T. Rowe Price Group, Inc.	326,000	21,040,040
TD Ameritrade Holding Corp.	953,000	18,097,470
Waddell & Reed Financial, Inc. - Class A	843,700	29,774,173

		85,411,268

Chemicals – 6.0%
Albemarle Corp.	704,100	39,274,698
Celanese Corp. - Series A	913,600	37,612,912
CF Industries Holdings, Inc.	341,400	46,140,210
Cytec Industries, Inc.	507,700	26,938,562
Eastman Chemical Co.	416,700	35,036,136
Kronos Worldwide, Inc.	358,300	15,224,167
The Lubrizol Corp.	516,200	55,171,456

		255,398,141

Commercial Banks – 3.0%
Comerica, Inc.	1,011,900	42,742,656
Commerce Bancshares, Inc.	215,600	8,565,788
Cullen/Frost Bankers, Inc.	143,777	8,787,650
Fifth Third Bancorp	2,181,300	32,021,484
Iberiabank Corp.(b)	305,400	18,058,302
KeyCorp	2,129,700	18,847,845

		129,023,725

Commercial Services & Supplies – 0.5%
The GEO Group, Inc.(a)	882,596	21,764,817

Communications Equipment – 1.6%
F5 Networks, Inc.(a)	171,400	22,309,424
Juniper Networks, Inc.(a)	675,800	24,950,536
Tekelec(a)	953,200	11,352,612
Tellabs, Inc.	1,638,800	11,111,064

		69,723,636

Computers & Peripherals – 0.5%
Lexmark International, Inc. - Class A(a)	565,200	19,680,264

Construction & Engineering – 1.7%
Chicago Bridge & Iron Co. NV(a)	482,400	15,870,960
Foster Wheeler AG(a)	1,219,300	42,090,236
KBR, Inc.	485,300	14,787,091

		72,748,287

Containers & Packaging – 1.3%
Crown Holdings, Inc.(a)	907,300	30,285,674
Rock-Tenn Co. - Class A	491,300	26,505,635

		56,791,309

Electric Utilities – 1.7%
Edison International	991,300	38,264,180
Northeast Utilities	811,200	25,861,056
NV Energy, Inc.	638,300	8,968,115

		73,093,351

Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp. - Class A	745,500	39,347,490
Jabil Circuit, Inc.	969,200	19,471,228
Vishay Intertechnology, Inc.(a)	982,400	14,421,632

		73,240,350

Energy Equipment & Services – 1.5%
Cameron International Corp.(a)	412,700	20,936,271
McDermott International, Inc.(a)	808,000	16,717,520
Rowan Cos., Inc.(a)	785,800	27,432,278

		65,086,069

Food & Staples Retailing – 0.7%
BJ’s Wholesale Club, Inc.(a)	351,500	16,836,850
SUPERVALU, Inc.	1,150,300	11,077,389

		27,914,239

Food Products – 3.1%
Bunge Ltd. (b)	311,800	20,429,136
ConAgra Foods, Inc.	814,800	18,398,184
The J.M. Smucker Co.	336,000	22,058,400
McCormick & Co., Inc.	372,300	17,323,119
Ralcorp Holdings, Inc.(a)	260,336	16,924,443
Smithfield Foods, Inc.(a)	885,202	18,261,717
Tyson Foods, Inc. - Class A	1,187,200	20,443,584

		133,838,583

Health Care Equipment & Supplies – 3.0%
Beckman Coulter, Inc.	121,600	9,147,968
Boston Scientific Corp.(a)	1,279,300	9,684,301
C.R. Bard, Inc.	74,300	6,818,511
The Cooper Cos., Inc.	369,400	20,811,996
Edwards Lifesciences Corp.(a)	212,900	17,210,836
Gen-Probe, Inc.(a)	481,944	28,121,432
Hill-Rom Holdings, Inc.	109,200	4,299,204
Hologic, Inc.(a)	1,419,700	26,718,754
Varian Medical Systems, Inc.(a)	96,400	6,678,592

		129,491,594

Health Care Providers & Services – 1.6%
Aetna, Inc.	205,800	6,278,958
Community Health Systems, Inc.(a)	82,700	3,090,499
DaVita, Inc.(a)	286,800	19,929,732
Henry Schein, Inc.(a)	247,200	15,175,608
Laboratory Corp. of America Holdings(a)	165,500	14,550,760
Tenet Healthcare Corp.(a)	1,514,600	10,132,674

		69,158,231

BLACKROCK FUNDS	DECEMBER 31, 2010	17

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure – 2.5%
Cracker Barrel Old Country Store, Inc.	312,400	$17,110,148
Darden Restaurants, Inc.	602,300	27,970,812
Penn National Gaming, Inc.(a)	659,400	23,177,910
Starwood Hotels & Resorts Worldwide, Inc.	649,900	39,500,922

		107,759,792

Household Durables – 2.0%
Jarden Corp.	678,400	20,942,208
Pulte Group, Inc.(a)	1,253,500	9,426,320
Stanley Black & Decker, Inc.	379,040	25,346,405
Toll Brothers, Inc.(a)	808,900	15,369,100
Whirlpool Corp.	166,300	14,772,429

		85,856,462

Household Products – 1.1%
Church & Dwight Co., Inc.	310,500	21,430,710
Clorox Co.	408,938	25,877,597

		47,308,307

Insurance – 3.5%
ACE Ltd.	162,000	10,084,500
The Allstate Corp.	474,900	15,139,812
AON Corp.	425,300	19,568,053
Brown & Brown, Inc.	936,200	22,412,628
CNO Financial Group, Inc.(a)	1,353,400	9,176,052
The Hanover Insurance Group, Inc.	368,200	17,202,304
The Hartford Financial Services Group, Inc.	792,600	20,995,974
Lincoln National Corp.	755,700	21,016,017
XL Group Plc	683,000	14,903,060

		150,498,400

Internet & Catalog Retail – 0.5%
priceline.com, Inc.(a)	51,600	20,616,780

IT Services – 1.9%
Convergys Corp.(a)	1,230,800	16,209,636
Fidelity National Information Services, Inc.	920,300	25,207,017
Fiserv, Inc.(a)	187,200	10,962,432
Global Payments, Inc.	416,300	19,237,223
SAIC, Inc.(a)	591,422	9,379,953

		80,996,261

Leisure Equipment & Products – 0.4%
Mattel, Inc.	716,400	18,218,052

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.(a)	327,300	13,560,039
Life Technologies Corp.(a)	116,900	6,487,950
Thermo Fisher Scientific, Inc.(a)	203,500	11,265,760

		31,313,749

Machinery – 5.8%
Actuant Corp. - Class A	855,500	22,773,410
ArvinMeritor, Inc.(a)(b)	1,028,400	21,102,768
Briggs & Stratton Corp.	359,000	7,068,710
Flowserve Corp.	377,900	45,053,238
Joy Global, Inc.	298,000	25,851,500
Navistar International Corp.(a)	766,800	44,405,388
Snap-On, Inc.	805,300	45,563,874
Terex Corp.(a)	1,165,364	36,172,899

		247,991,787

Media – 2.1%
DISH Network Corp. - Class A(a)	1,067,300	20,983,118
DreamWorks Animation SKG, Inc. - Class A(a)	511,600	15,076,852
The Interpublic Group of Cos., Inc.(a)	2,366,300	25,130,106
Liberty Global, Inc. - Class A(a)(b)	788,500	27,897,130

		89,087,206

Metals & Mining – 1.8%
Molycorp, Inc.(a)(b)	718,900	35,873,110
Stillwater Mining Co.(a)	1,801,500	38,462,025

		74,335,135

Multiline Retail – 1.9%
Dollar Tree, Inc.(a)	479,550	26,893,164
Macy’s, Inc.	693,000	17,532,900
Nordstrom, Inc.	386,800	16,392,584
Saks, Inc.(a)	1,686,100	18,041,270

		78,859,918

Multi-Utilities – 2.2%
Alliant Energy Corp.	812,900	29,890,333
CMS Energy Corp.(b)	351,500	6,537,900
SCANA Corp.(b)	741,800	30,117,080
Wisconsin Energy Corp.	422,300	24,856,578

		91,401,891

Office Electronics – 0.7%
Xerox Corp.	2,510,700	28,923,264

Oil, Gas & Consumable Fuels – 7.6%
Arch Coal, Inc.	1,887,900	66,189,774
Boardwalk Pipeline Partners LP	476,400	14,830,332
Brigham Exploration Co.(a)	841,500	22,922,460
Cloud Peak Energy, Inc.(a)	2,017,656	46,870,149
Concho Resources, Inc.(a)	223,200	19,567,944
Continental Resources, Inc.(a)(b)	334,800	19,702,980
Denbury Resources, Inc.(a)	1,031,200	19,685,608
Energy Transfer Partners LP	313,300	16,235,206
Peabody Energy Corp.	682,000	43,634,360
Pioneer Natural Resources Co.	237,000	20,576,340
Plains All American Pipeline LP	247,200	15,521,688
Whiting Petroleum Corp.(a)	165,100	19,348,069

		325,084,910

Personal Products – 0.5%
Avon Products, Inc.	662,100	19,240,626

Pharmaceuticals – 0.7%
Hospira, Inc.(a)	248,000	13,811,120
Mylan, Inc.(a)	664,500	14,040,885

		27,852,005

Professional Services – 0.9%
Robert Half International, Inc.	1,236,100	37,824,660

Real Estate Investment Trusts (REITs) – 4.1%
Equity Residential	253,100	13,148,545
Essex Property Trust, Inc.	158,000	18,046,760
Federal Realty Investment Trust	328,600	25,607,798
General Growth Properties, Inc.	45,800	708,984
Health Care REIT, Inc.	368,900	17,574,396
Hospitality Properties Trust	1,201,600	27,684,864
Rayonier, Inc.	587,300	30,844,996
SL Green Realty Corp.(b)	274,900	18,558,499
Washington REIT(b)	651,600	20,193,084

		172,367,926

18	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Real Estate Management & Development – 0.8%
CB Richard Ellis Group, Inc. - Class A(a)	1,568,400	$32,120,832

Road & Rail – 2.1%
Avis Budget Group, Inc.(a)(b)	2,206,700	34,336,252
Knight Transportation, Inc.	937,600	17,814,400
Ryder System, Inc.	301,600	15,876,224
Werner Enterprises, Inc.	844,800	19,092,480

		87,119,356

Semiconductors & Semiconductor Equipment – 4.9%
Avago Technologies Ltd.	617,900	17,591,613
International Rectifier Corp.(a)	593,100	17,609,139
Intersil Corp. - Class A	1,604,800	24,505,296
Lam Research Corp.(a)	435,700	22,560,546
Marvell Technology Group Ltd.(a)	1,078,500	20,006,175
NetLogic Microsystems, Inc.(a)	379,400	11,916,954
Novellus Systems, Inc.(a)	959,400	31,007,808
PMC-Sierra, Inc.(a)	2,191,500	18,824,985
RF Micro Devices, Inc.(a)	2,505,000	18,411,750
Teradyne, Inc.(a)	1,917,700	26,924,508

		209,358,774

Software – 5.8%
Advent Software, Inc.(a)(b)	298,700	17,300,704
Ariba, Inc.(a)	1,336,000	31,382,640
Autodesk, Inc.(a)	567,500	21,678,500
BMC Software, Inc.(a)	315,500	14,872,670
Citrix Systems, Inc.(a)	496,000	33,931,360
Parametric Technology Corp.(a)	600,800	13,536,024
Red Hat, Inc.(a)	693,100	31,640,015
Rovi Corp.(a)	448,400	27,805,284
Solera Holdings, Inc.	414,000	21,246,480
TIBCO Software, Inc.(a)	1,623,600	32,001,156

		245,394,833

Specialty Retail – 2.6%
Abercrombie & Fitch Co. - Class A	284,400	16,389,973
Guess?, Inc.	642,700	30,412,564
O’Reilly Automotive, Inc.(a)	398,900	24,101,538
RadioShack Corp.	624,100	11,539,609
Ross Stores, Inc.	314,000	19,860,500
Rue21, Inc.(a)	284,800	8,347,488

		110,651,672

Textiles, Apparel & Luxury Goods – 0.4%
VF Corp.	199,000	17,149,820

Tobacco – 0.4%
Lorillard, Inc.	224,100	18,389,646

Wireless Telecommunication Services – 2.0%
American Tower Corp. - Class A(a)	457,500	23,625,300
NII Holdings, Inc.(a)	418,000	18,667,880
NTELOS Holdings Corp.	636,400	12,123,420
SBA Communications Corp. - Class A(a)(b)	790,300	32,354,882

		86,771,482

Total Long-Term Investments (Cost – $3,263,735,120) – 95.9%		4,084,787,995

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	155,247,827	155,247,827

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$99,360	99,360,125

Total Short-Term Securities (Cost – $254,607,952) – 5.9%		254,607,952

Total Investments Before Outstanding Options Written (Cost – $3,518,343,072*) – 101.8%		4,339,395,947

	Contracts
Options Written
Exchange-Traded Call Options Written
Northeast Utilities, Strike Price USD 30.75, Expires 1/22/11	4,490	(517,142)
Wisconsin Energy Corp., Strike Price USD 60, Expires 1/22/11	2,336	(81,760)

Total Options Written (Premiums Received – $500,382) – (0.0)%		(598,902)

Total Investments Net of Outstanding Options Written – 101.8%		4,338,797,045
Liabilities in Excess of Other Assets – (1.8)%		(78,346,893)

Net Assets – 100.0%		$4,260,450,152

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,534,541,004

Gross unrealized appreciation	$831,959,090
Gross unrealized depreciation	(27,104,147)

Net unrealized appreciation	$804,854,943

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	DECEMBER 31, 2010	19

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	90,942,738	64,305,089	155,247,827	$1,667	$82,345
BlackRock Liquidity Series, LLC Money Market Series	$213,606,000	$(114,245,875)	$99,360,125	–	$75,450

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$4,084,787,995	–	–	$4,084,787,995
Short-Term Securities	155,247,827	$99,360,125	–	254,607,952

Total	$4,240,035,822	$99,360,125	–	$4,339,395,947

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(81,760)	$(517,142)	–	$(598,902)

[2]	Derivative financial instruments are options written and are shown at value.

20	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals — 1.1%
Potash Corp. of Saskatchewan, Inc.	68,400	$10,590,372

Energy Equipment & Services — 14.5%
Basic Energy Services, Inc.(a)	188,100	3,099,888
Calfrac Well Services Ltd.	55,100	1,897,439
Core Laboratories NV	372,400	33,162,220
Halliburton Co.	528,000	21,558,240
Key Energy Services, Inc.(a)	757,600	9,833,648
Noble Corp.	236,310	8,452,809
Patterson-UTI Energy, Inc.	214,433	4,621,031
Schlumberger Ltd.	361,841	30,213,723
Seadrill Ltd.	332,500	11,342,640
Technip SA	83,400	7,708,955
Trican Well Service Ltd.	449,400	9,102,802

		140,993,395

Metals & Mining — 10.2%
Agnico-Eagle Mines Ltd.	256,590	19,680,453
Eldorado Gold Corp.	714,120	13,286,956
Goldcorp, Inc.	541,352	24,891,365
Silver Wheaton Corp.(a)	1,054,724	41,176,425

		99,035,199

Oil, Gas & Consumable Fuels — 69.1%
Alpha Natural Resources, Inc.(a)	328,200	19,701,846
Apache Corp.	263,830	31,456,451
Arch Coal, Inc.	244,400	8,568,664
Bill Barrett Corp.(a)	209,100	8,600,283
Cenovus Energy, Inc.	379,960	12,629,870
ConocoPhillips	66,700	4,542,270
CONSOL Energy, Inc.	660,130	32,174,736
Continental Resources, Inc.(a)	57,900	3,407,415
Crescent Point Energy Corp.	463,770	20,611,482
Denbury Resources, Inc.(a)	1,067,790	20,384,111
EnCana Corp.	177,860	5,179,283
Energy XXI Bermuda Ltd.(a)	427,000	11,815,090
EOG Resources, Inc.	285,170	26,067,390
EQT Corp.	396,110	17,761,572
Exxon Mobil Corp.	313,000	22,886,560
Forest Oil Corp.(a)	399,890	15,183,823
Galleon Energy, Inc. - Class A(a)	806,394	3,333,279
Gasco Energy, Inc.(a)	1,596,500	560,372
Hess Corp.	159,170	12,182,872
Hugoton Royalty Trust	1	21
Massey Energy Co.	781,539	41,929,567
Murphy Oil Corp.	94,600	7,052,430
Newfield Exploration Co.(a)	382,300	27,567,653
Noble Energy, Inc.	217,400	18,713,792
Occidental Petroleum Corp.	322,050	31,593,105
OGX Petroleo e Gas Participacoes SA(a)	1,752,200	21,110,843
Patriot Coal Corp.(a)	67,116	1,300,037
Peabody Energy Corp.	512,290	32,776,314
Penn West Energy Trust(b)	1,064,900	25,472,408
PetroBakken Energy Ltd. - Class A	111,742	2,439,826
PetroChina Co. Ltd. - ADR	38,990	5,126,795
Plains Exploration & Production Co.(a)	509,910	16,388,507
Premier Oil Plc(a)	306,537	9,360,465
QEP Resources, Inc.	340,330	12,357,382
Quicksilver Resources, Inc.(a)(b)	958,700	14,131,238
Range Resources Corp.	262,900	11,825,242
Southwestern Energy Co.(a)	367,000	13,736,810
StatoilHydro ASA	440,722	10,497,138
StatoilHydro ASA - ADR	185,940	4,419,794
Suncor Energy, Inc.	429,480	16,444,789
Talisman Energy, Inc.	906,200	20,108,578
Ultra Petroleum Corp.(a)(b)	179,900	8,593,823
Whiting Petroleum Corp.(a)	346,830	40,645,008

		670,638,934

Total Long-Term Investments (Cost — $637,011,848) — 94.9%		921,257,900

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	50,601,642	50,601,642

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$21,868	21,868,000

Total Short-Term Securities (Cost — $72,469,642) — 7.5%		72,469,642

Total Investments (Cost — $709,481,490*) — 102.4%		993,727,542
Liabilities in Excess of Other Assets — (2.4)%		(22,866,680)

Net Assets — 100.0%		$970,860,862

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$719,739,356

Gross unrealized appreciation	$301,492,818
Gross unrealized depreciation	(27,504,632)

Net unrealized appreciation	$273,988,186

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	CAD	Canadian Dollar
	GDR	Global Depositary Receipts
	MXN	Mexican Peso
	USD	US Dollar

BLACKROCK FUNDS	DECEMBER 31, 2010	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,451,702	37,149,940	50,601,642	$329	$10,882
BlackRock Liquidity Series, LLC Money Market Series	$34,404,650	$(12,536,650)	$21,868,000	—	$10,233

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Chemicals	$10,590,372	—	—	$10,590,372
Energy Equipment & Services	121,941,800	$19,051,595	—	140,993,395
Metals & Mining	99,035,199	—	—	99,035,199
Oil, Gas & Consumable Fuels	650,781,331	19,857,603	—	670,638,934
Short-Term Securities	50,601,642	21,868,000	—	72,469,642

Total	$932,950,344	$60,777,198	—	$993,727,542

2	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Capital Markets — 0.0%
Treasure Island Royalty Trust(a)	366,922	$587,075

Commercial Services & Supplies — 0.5%
Alexco Resource Corp.(a)	967,683	7,959,169
Republic Resources, Inc.(a)	28,750	—

		7,959,169

Diversified Financial Services — 0.0%
Sprott Resource Lending Corp.(a)	61,000	107,976

Electrical Equipment — 0.0%
ITM Power Plc(a)	525,200	413,511

Electronic Equipment, Instruments & Components — 0.1%
Opsens, Inc.(a)	2,175,000	874,987

Energy Equipment & Services — 5.5%
Baker Hughes, Inc.	135,200	7,729,384
Ensco Plc - ADR	94,100	5,023,058
Gasfrac Energy Services, Inc.(a)	211,900	1,958,525
Geokinetics, Inc.(a)	739,033	6,865,616
Halliburton Co.	675,326	27,573,560
Technicoil Corp.(a)	547,800	815,392
Technicoil Corp. (acquired 6/15/04, cost $548,935)(a)(b)	753,100	1,120,977
Wavefront Technology Solutions, Inc.(a)	710,000	799,759
Weatherford International Ltd.(a)	1,093,196	24,924,869
Xtreme Coil Drilling Corp.(a)	527,700	2,489,101

		79,300,241

Machinery — 0.0%
Railpower Technologies Corp.(a)	360,600	—

Metals & Mining — 9.8%
Archipelago Resources Plc(a)	2,247,400	2,139,514
Baja Mining Corp.(a)	3,654,800	4,153,600
BHP Billiton Ltd. - ADR	150,000	13,938,000
Brigus Gold Corp.(a)	1,368,600	2,890,536
Crosshair Exploration & Mining Corp.(a)	88,200	220,877
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $248,613)(a)(b)	51,700	129,471
Eastmain Resources, Inc.(a)	2,400,000	5,044,755
Eldorado Gold Corp.	368,965	6,864,983
Erdene Gold, Inc. (acquired 4/10/07, cost $959,233)(a)(b)	1,100,000	1,371,819
Freeport-McMoRan Copper & Gold, Inc.	250,000	30,022,500
Fronteer Development Group, Inc.(a)	500,000	5,843,307
Gold Reserve, Inc.(a)	123,948	225,585
Goldcorp, Inc.	4,600	212,258
Golden Predator Corp.(a)	400,000	301,720
Golden Star Resources Ltd.(a)	789,408	3,628,276
Grande Cache Coal Corp.(a)	306,300	3,225,345
Helio Resource Corp.(a)	3,000,000	1,568,943
Imperial Metals Corp.(a)	60,462	1,601,699
Kilo Goldmines Ltd.(a)	4,805,300	1,836,482
Kinross Gold Corp.	111,175	2,107,878
Kodiak Exploration Ltd.(a)	1,000,000	352,006
Lake Shore Gold Corp.(a)	1,294,602	5,416,418
MAG Silver Corp.(a)	964,000	12,012,431
Minefinders Corp. Ltd.(a)(c)	250,000	2,760,000
Nevsun Resources Ltd.(a)	554,800	4,145,795
Oromin Explorations Ltd.(a)	1,850,000	2,046,666
Paramount Gold and Silver Corp.(a)	219,437	880,573
Polymet Mining Corp.(a)	2,250,000	5,385,699
Q2 Gold Resources, Inc. (acquired 6/18/07, cost $0)(a)(b)	327,600	—
Rainy River Resources Ltd.(a)	350,000	4,442,321
Romarco Minerals, Inc.(a)	223,000	518,083
Sunridge Gold Corp.(a)	3,325,559	4,348,010
Vale SA - ADR	300,000	10,371,000
Virginia Mines, Inc.(a)	216,350	1,860,397

		141,866,947

Oil, Gas & Consumable Fuels — 78.3%
Alpha Natural Resources, Inc.(a)	616,828	37,028,185
Antares Energy Ltd. (acquired 6/14/10, cost $5,189,100, unrestricted issue on 6/14/10 was valued at $0.52 per share)(a)(b)	10,000,000	4,244,612
Arcan Resources Ltd.(a)	369,200	2,109,078
Arch Coal, Inc.	1,324,400	46,433,464
ATP Oil & Gas Corp.(a)(c)	168,800	2,825,712
Baytex Energy Trust	421,948	19,779,741
Bellatrix Exploration Ltd.(a)	188,332	909,176
BPZ Resources, Inc.(a)	1,000,000	4,760,000
Carrizo Oil & Gas, Inc.(a)(c)	400,400	13,809,796
Chesapeake Energy Corp.	1,050,000	27,205,500
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $1,418,282)(a)(b)	901,980	1,106,724
Clayton Williams Energy, Inc.(a)	349,421	29,340,881
Coastal Energy Co.(a)	915,300	5,578,516
Compton Petroleum Corp. (acquired 9/24/04, cost $727,951)(a)(b)	104,300	46,155
Comstock Resources, Inc.(a)	203,300	4,993,048
CONSOL Energy, Inc.	1,147,600	55,934,024
Continental Resources, Inc.(a)(c)	135,000	7,944,750
Crew Energy, Inc.(a)	880,537	16,914,670
Crew Energy, Inc. (acquired 6/24/98 through 10/09/98, cost $183,115)(a)(b)	191,300	3,674,776
Crocotta Energy, Inc.(a)	1,050,900	1,860,187
Daylight Energy Ltd.	1,579,108	16,405,698
DeeThree Exploration Ltd.(a)	1,202,500	5,200,392
Delphi Energy Corp.(a)	955,200	2,084,667
Denbury Resources, Inc.(a)	595,200	11,362,368
Endeavour International Corp.(a)(c)	323,715	4,467,267
Energy XXI Bermuda Ltd.(a)	1,000,680	27,688,816
EOG Resources, Inc.	227,200	20,768,352
EQT Corp.	646,000	28,966,640
EXCO Resources, Inc.	1,568,800	30,466,096
Fairborne Energy Ltd.(a)	712,958	3,025,931
Far East Energy Corp.(a)	18,000,000	12,600,000
Forest Oil Corp.(a)	100,000	3,797,000
Galleon Energy, Inc. - Class A(a)	1,001,598	4,140,167
Galleon Energy, Inc. - Class A (acquired 2/09/04, cost $346,401)(a)(b)	173,600	717,586
Gastar Exploration Ltd.(a)	211,060	907,558
GMX Resources, Inc.(a)(c)	530,789	2,929,955
Goodrich Petroleum Corp.(a)(c)	1,009,700	17,811,108
Gran Tierra Energy, Inc.(a)	574,000	4,670,281
Greenfields Petroleum Corp. (acquired 11/16/10, cost $926,522, unrestricted issue on 11/16/10 was valued at $9 per share)(a)(b)	110,000	995,675
Heritage Oil Plc(a)	2,523,000	17,699,748
International Coal Group, Inc.(a)	1,700,000	13,158,000
Ithaca Energy, Inc.(a)	268,300	733,960
James River Coal Co.(a)	131,100	3,320,763

BLACKROCK FUNDS	DECEMBER 31, 2010	3

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (continued)
Longview Energy Co. (acquired 8/13/04, cost $1,281,000)(a)(b)	85,400	$1,290,804
Lynden Energy Corp.(a)	200,400	116,898
Magnum Hunter Resources Corp.(a)	1,060,600	7,636,320
Massey Energy Co.	1,944,840	104,340,666
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $2,957,155)(a)(b)	513,393	5,647,323
Midway Energy Ltd.(a)	21,717	96,539
NAL Oil & Gas Trust	7,526	98,020
Newfield Exploration Co.(a)	387,610	27,950,557
Novus Energy, Inc.(a)	1,376,100	1,536,227
Open Range Energy Corp.(a)	48,061	91,839
Pace Oil and Gas Ltd.(a)	1,907,030	15,804,010
Pace Oil and Gas Ltd. (acquired 9/29/05, cost $1,971,490)(a)(b)	57,740	478,505
Pacific Rodera Energy, Inc.(a)	990,200	697,114
Painted Pony Petroleum Ltd. - Class A(a)	77,500	681,233
Pan Orient Energy Corp.(a)	1,167,100	7,805,708
Paramount Resources Ltd. - Class A(a)	849,150	27,055,287
Patriot Coal Corp.(a)(c)	377,346	7,309,192
Peabody Energy Corp.	895,436	57,289,995
Penn Virginia Corp.	1,608,300	27,051,606
Penn West Energy Trust	153,333	3,676,414
Petrohawk Energy Corp.(a)	2,256,500	41,181,125
Petroleum Development Corp.(a)	387,200	16,343,712
Petrolifera Petroleum Ltd.(a)	892,415	556,469
Pioneer Natural Resources Co.	308,100	26,749,242
Plains Exploration & Production Co.(a)	1,555,525	49,994,574
ProspEx Resources Ltd.(a)	1,504,120	1,981,693
Range Resources Corp.	829,200	37,297,416
Rosetta Resources, Inc.(a)	579,000	21,793,560
Ship Finance International Ltd.	27	581
SM Energy Co.	143,400	8,450,562
Sonde Resources Corp.(a)	1,246,060	4,523,198
Sonde Resources Corp. (acquired 1/15/10, cost $3,034,134, unrestricted issue on 1/15/10 was valued at $0.61 per share)(a)(b)	1,200,000	4,393,040
Southwestern Energy Co.(a)	994,500	37,224,135
Stone Energy Corp.(a)	27,274	607,937
Swift Energy Co.(a)	300,000	11,745,000
Toreador Resources Corp.(a)	300,000	4,656,000
Trilogy Energy Corp.	1,656,922	20,496,973
Trioil Resources Ltd. - Class A(a)	20,783	94,060
Ultra Petroleum Corp.(a)(c)	346,900	16,571,413
Uranium One, Inc.(a)	1,005,765	4,814,886
Vero Energy, Inc.(a)	55,374	319,112
Vero Energy, Inc. (acquired 11/28/05, cost $68,972)(a)(b)	36,268	209,007
Western Energy Services Corp. (acquired 2/25/10, cost $3,752,521, unrestricted issue on 2/25/10 was valued at $0.35 per share)(a)(b)	20,000,000	7,241,275
Yoho Resources, Inc.(a)	1,000,000	3,097,657

		1,137,413,907

Total Long-Term Investments (Cost — $911,871,077) — 94.2%		1,368,523,813

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17% (d)(e)	87,003,851	87,003,851

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(d)(e)(f)	$38,260	38,260,200

Total Short-Term Securities (Cost — $125,264,051) — 8.6%		125,264,051

Total Investments (Cost — $1,037,135,128*) — 102.8%		1,493,787,864
Liabilities in Excess of Other Assets — (2.8)%		(40,744,831)

Net Assets — 100.0%		$1,453,043,033

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,068,258,912

Gross unrealized appreciation	$524,821,515
Gross unrealized depreciation	(99,292,563)

Net unrealized appreciation	$425,528,952

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held 2.2% of its net assets, with a current value of $32,667,749 and an original cost of $23,613,424, in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,272,701	83,731,150	87,003,851	$601	$11,641
BlackRock Liquidity Series, LLC Money Market Series	$83,438,800	$(45,178,600)	$38,260,200	—	$30,798

4	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	62,000	USD	62,074	Citibank, N.A.	1/04/11	$281
CAD	507,000	USD	507,111	Citibank, N.A.	1/04/11	2,796
USD	23,048	CAD	23,000	Citibank, N.A.	1/05/11	(84)

Total						$2,993

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Capital Markets	$587,075	—	—	$587,075
Commercial Services & Supplies	7,959,169	—	—	7,959,169
Diversified Financial Services	107,976	—	—	107,976
Electrical Equipment	413,511	—	—	413,511
Electronic Equipment, Instruments & Components	874,987	—	—	874,987
Energy Equipment & Services	79,300,241	—	—	79,300,241
Metals & Mining	138,355,614	$3,511,333	—	141,866,947
Oil, Gas & Consumable Fuels	1,103,142,705	27,333,075	$6,938,127	1,137,413,907
Short-Term Securities	87,003,851	38,260,200	—	125,264,051

Total	$1,417,745,129	$69,104,608	$6,938,127	$1,493,787,864

BLACKROCK FUNDS	DECEMBER 31, 2010	5

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$3,077	—	—	$3,077
Liabilities:
Foreign currency exchange contracts	(84)	—	—	(84)

Total	$2,993	—	—	$2,993

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Oil, Gas & Consumable Fuels
Assets:
Balance, as of September 30, 2010	$7,774,508
Net realized gain/loss	—
Net change in unrealized appreciation/depreciation[2]	(836,381)
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—

Balance, as of December 31, 2010	$6,938,127

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(836,381).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock World Gold Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 14.3%
Allied Gold Ltd.(a)	77,300	$54,396
Ampella Mining Ltd.(a)	24,365	83,410
Catalpa Resources Ltd.(a)	17,500	35,370
Centamin Egypt Ltd.(a)	19,800	54,619
Dampier Gold Ltd.(a)	25,000	19,177
Indochine Mining Ltd.(a)	176,500	37,007
Kingsgate Consolidated Ltd.	3,270	36,472
Medusa Mining Ltd.	4,640	30,825
Mineral Deposits Ltd.(a)	1,931	10,934
Newcrest Mining Ltd.	17,820	739,147
Silver Lake Resources Ltd.(a)	15,490	37,673

		1,139,030

Canada — 47.6%
Agnico-Eagle Mines Ltd.	4,150	319,712
Alamos Gold, Inc.	7,410	141,001
B2Gold Corp.(a)	19,460	52,647
Banro Corp.(a)	10,730	43,166
Barrick Gold Corp.	7,170	381,301
Centerra Gold, Inc.	6,360	126,906
Eldorado Gold Corp.	19,680	366,167
Equinox Minerals Ltd.	4,009	24,651
European Goldfields Ltd.(a)	6,560	91,905
Goldcorp, Inc.	14,390	663,998
IAMGOLD Corp.	14,070	251,174
Kinross Gold Corp.	33,991	646,455
Lake Shore Gold Corp.(a)	5,000	20,919
New Gold, Inc.(a)	18,990	184,877
Primero Mining Corp.(a)	14,430	66,759
Romarco Minerals, Inc.(a)	45,550	105,824
Teranga Gold Corp.(a)	5,084	14,930
Yamana Gold, Inc.	21,430	275,230

		3,777,622

China — 0.3%
Real Gold Mining Ltd.(a)	13,000	22,643

Hong Kong — 0.2%
G-Resources Group Ltd.(a)	249,000	19,536

Jersey — 3.4%
Minera IRL Ltd.	40,000	58,466
Randgold Resources Ltd. - ADR	2,535	208,706

		267,172

Mexico — 7.9%
Fresnillo Plc	15,570	407,426
Industrias Penoles SAB de CV	5,940	218,457

		625,883

Peru — 5.2%
Cia de Minas Buenaventura SA - ADR	7,010	343,210
Hochschild Mining Plc	6,770	68,016
Volcan Cia Minera SAA - Class B	2,052	2,808

		414,034

Russia — 0.6%
Polymetal - GDR(a)	2,510	45,958

South Africa — 9.2%
AngloGold Ashanti Ltd.	3,320	164,701
Aquarius Platinum Ltd.	8,310	45,621
Gold Fields Ltd.	9,320	170,504
Harmony Gold Mining Co. Ltd.	7,580	95,560
Impala Platinum Holdings Ltd.	7,200	255,002

		731,388

United Kingdom — 1.6%
Archipelago Resources Plc(a)	22,990	21,886
Petropavlovsk Plc	5,915	105,924

		127,810

United States — 6.8%
Freeport-McMoRan Copper & Gold, Inc.	660	79,259
Gold Resource Corp.(a)	1,250	36,750
Newmont Mining Corp.	6,855	421,103

		537,112

Total Common Stocks — 97.1%		7,708,188

Warrants
Canada — 0.0%
Kinross Gold Corp. (Issued/Exercisable 9/22/10, 1 Share for 1 Warrant, Expires 9/17/14, Strike Price USD 21.30)	797	3,759

Total Long-Term Investments (Cost — $6,500,259) — 97.1%		7,711,947

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	201,900	201,900

Total Short-Term Securities (Cost — $201,900) — 2.6%		201,900

Total Investments (Cost — $6,702,159*) — 99.7%		7,913,847
Other Assets Less Liabilities — 0.3%		26,300

Net Assets — 100.0%		$7,940,147

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,763,192

Gross unrealized appreciation	$1,190,215
Gross unrealized depreciation	(39,560)

Net unrealized appreciation	$1,150,655

BLACKROCK FUNDS	DECEMBER 31, 2010	7

Schedule of Investments (concluded)	BlackRock World Gold Fund

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	146,857	55,043	201,900	$119

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
MXN	30,257	USD	2,446	The Bank of New York Mellon Corp.	1/03/11	$4
CAD	32,296	USD	32,304	Citibank, N.A.	1/04/11	177
MXN	33,350	USD	2,700	Citibank, N.A.	1/04/11	9
CAD	3,428	USD	3,435	Citibank, N.A.	1/05/11	12

Total						$202

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$67,118	$1,071,912	—	$1,139,030
Canada	3,777,622	—	—	3,777,622
China	—	22,643	—	22,643
Hong Kong	—	19,536	—	19,536
Jersey	267,172	—	—	267,172
Mexico	218,457	407,426	—	625,883
Peru	346,018	68,016	—	414,034
Russia	45,958	—	—	45,958
South Africa	—	731,388	—	731,388
United Kingdom	—	127,810	—	127,810
United States	537,112	—	—	537,112
Warrants	3,759	—	—	3,759
Short-Term Securities	201,900	—	—	201,900

Total	$5,465,116	$2,448,731	—	$7,913,847

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$202	—	—	$202

Total	$202	—	—	$202

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
AAR Corp.(a)	7,100	$195,037

Auto Components — 1.5%
Modine Manufacturing Co.(a)	72,700	1,126,850

Biotechnology — 1.4%
Cepheid, Inc.(a)	47,900	1,089,725

Building Products — 2.6%
Ameron International Corp.	12,900	985,173
Simpson Manufacturing Co., Inc.	32,900	1,016,939

		2,002,112

Capital Markets — 1.8%
Evercore Partners, Inc. - Class A	20,300	690,200
GFI Group, Inc.	152,800	716,632

		1,406,832

Chemicals — 1.2%
Cytec Industries, Inc.	17,400	923,244

Commercial Banks — 6.1%
Associated Banc-Corp	26,000	393,900
Boston Private Financial Holdings, Inc.	33,494	219,386
Columbia Banking System, Inc.	42,847	902,358
CVB Financial Corp.(b)	61,500	533,205
First Interstate BancSystem, Inc.	39,700	605,028
FirstMerit Corp.	29,900	591,721
Independent Bank Corp.	13,900	375,995
Nara Bancorp, Inc.(a)	53,400	524,388
PacWest Bancorp	24,800	530,224

		4,676,205

Commercial Services & Supplies — 1.7%
Clean Harbors, Inc.(a)	6,500	546,520
SYKES Enterprises, Inc.(a)	38,200	773,932

		1,320,452

Communications Equipment — 2.1%
Arris Group, Inc.(a)	78,800	884,136
Ciena Corp.(a)	33,800	711,490

		1,595,626

Diversified Financial Services — 1.3%
PHH Corp.(a)	43,000	995,450

Diversified Telecommunication Services — 0.8%
Premiere Global Services, Inc.(a)	90,500	615,400

Electric Utilities — 2.6%
Cleco Corp.	12,400	381,424
UIL Holdings Corp.	29,900	895,804
Unisource Energy Corp.	19,500	698,880

		1,976,108

Electrical Equipment — 1.3%
GrafTech International Ltd.(a)	48,200	956,288

Electronic Equipment, Instruments & Components — 4.4%
Anixter International, Inc.	9,800	585,354
Scansource, Inc.(a)	29,100	928,290
SYNNEX Corp.(a)	29,900	932,880
TTM Technologies, Inc.(a)	63,300	943,803

		3,390,327

Energy Equipment & Services — 2.6%
Key Energy Services, Inc.(a)	93,400	1,212,332
Oil States International, Inc.(a)	11,900	762,671

		1,975,003

Food Products — 1.0%
TreeHouse Foods, Inc.(a)	15,700	802,113

Health Care Equipment & Supplies — 3.3%
ArthroCare Corp.(a)	32,600	1,012,556
Haemonetics Corp.(a)	12,900	815,022
Orthofix International NV(a)	23,100	669,900

		2,497,478

Health Care Providers & Services — 5.4%
Health Management Associates, Inc. - Class A(a)	129,100	1,231,614
IPC The Hospitalist Co., Inc.(a)	29,400	1,146,894
Magellan Health Services, Inc.(a)	20,000	945,600
Sun Healthcare Group, Inc.(a)	63,166	799,681

		4,123,789

Health Care Technology — 0.9%
Quality Systems, Inc.	10,000	698,200

Hotels, Restaurants & Leisure — 3.3%
Bally Technologies, Inc.(a)	9,200	388,148
Papa John’s International, Inc.(a)	34,900	966,730
Vail Resorts, Inc.(a)	22,600	1,176,104

		2,530,982

Household Durables — 1.0%
MDC Holdings, Inc.	26,300	756,651

Insurance — 2.9%
Flagstone Reinsurance Holdings SA	52,200	657,720
The Hanover Insurance Group, Inc.	14,900	696,128
Tower Group, Inc.	32,500	831,350

		2,185,198

Internet & Catalog Retail — 1.1%
Orbitz Worldwide, Inc.(a)	147,800	826,202

Internet Software & Services — 2.5%
comScore, Inc.(a)	41,300	921,403
Constant Contact, Inc.(a)	33,000	1,022,670

		1,944,073

IT Services — 0.7%
NCI, Inc. - Class A(a)	23,489	540,012

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK FUNDS	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Leisure Equipment & Products — 1.2%
RC2 Corp.(a)	40,800	$888,216

Machinery — 3.7%
Actuant Corp. - Class A	35,200	937,024
ArvinMeritor, Inc.(a)	51,100	1,048,572
Briggs & Stratton Corp.	33,500	659,615
Tennant Co.	4,500	172,845

		2,818,056

Media — 0.4%
Arbitron, Inc.	8,000	332,160

Metals & Mining — 3.7%
Coeur d’Alene Mines Corp.(a)	34,300	937,076
Horsehead Holding Corp.(a)	53,700	700,248
Olympic Steel, Inc.	10,700	306,876
RTI International Metals, Inc.(a)	32,300	871,454

		2,815,654

Multiline Retail — 1.1%
Saks, Inc.(a)	75,900	812,130

Oil, Gas & Consumable Fuels — 4.2%
Berry Petroleum Co. - Class A	19,100	834,670
Energy XXI Bermuda Ltd.(a)	11,600	320,972
James River Coal Co.(a)	40,400	1,023,332
Petroleum Development Corp.(a)	24,600	1,038,366

		3,217,340

Paper & Forest Products — 0.7%
Buckeye Technologies, Inc.	26,600	558,866

Personal Products — 1.1%
Nu Skin Enterprises, Inc. - Class A	28,711	868,795

Pharmaceuticals — 1.4%
Impax Laboratories, Inc.(a)	54,200	1,089,962

Professional Services — 2.8%
ICF International, Inc.(a)	18,900	486,108
Mistras Group, Inc.(a)	44,000	593,120
TrueBlue, Inc.(a)	57,200	1,029,028

		2,108,256

Real Estate Investment Trusts (REITs) — 7.4%
BioMed Realty Trust, Inc.	36,100	673,265
DuPont Fabros Technology, Inc.	41,700	886,959
MFA Financial, Inc.	94,600	771,936
Ramco-Gershenson Properties Trust	97,300	1,211,385
Redwood Trust, Inc.	55,100	822,643
Sabra Healthcare REIT, Inc.	42,866	788,734
U-Store-It Trust	51,300	488,889

		5,643,811

Road & Rail — 1.8%
Heartland Express, Inc.	41,900	671,238
Landstar System, Inc.	17,200	704,168

		1,375,406

Semiconductors & Semiconductor Equipment — 4.1%
ATMI, Inc.(a)	46,700	931,198
Fairchild Semiconductor International, Inc.(a)	24,500	382,445
Hittite Microwave Corp.(a)	14,800	903,392
Teradyne, Inc.(a)	65,400	918,216

		3,135,251

Software — 4.5%
Blackboard, Inc.(a)	20,970	866,061
Lawson Software, Inc.(a)	49,150	454,637
Progress Software Corp.(a)	21,600	914,112
Take-Two Interactive Software, Inc.(a)	61,600	753,984
TiVo, Inc.(a)	56,500	487,595

		3,476,389

Specialty Retail — 4.2%
hhgregg, Inc.(a)	35,900	752,105
JoS. A. Bank Clothiers, Inc.(a)	27,100	1,092,672
Sally Beauty Holdings, Inc.(a)	94,050	1,366,547

		3,211,324

Trading Companies & Distributors — 3.0%
Kaman Corp.	39,900	1,159,893
Rush Enterprises, Inc. - Class A(a)	55,500	1,134,420

		2,294,313

Total Long-Term Investments (Cost — $59,127,790) — 99.1%		75,795,286

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	1,102,637	1,102,637

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$90	90,000

Total Short-Term Securities (Cost — $1,192,637) — 1.5%		1,192,637

Total Investments (Cost — $60,320,427*) — 100.6%		76,987,923
Liabilities in Excess of Other Assets — (0.6)%		(473,278)

Net Assets — 100.0%		$76,514,645

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$61,360,211

Gross unrealized appreciation	$16,667,955
Gross unrealized depreciation	(1,040,243)

Net unrealized appreciation	$15,627,712

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Small Cap Core Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,028,081	74,556	1,102,637	$6	$428
BlackRock Liquidity Series LLC, Money Market Series	$3,725,500	$(3,635,500)	$90,000	—	$793

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$75,795,286	—	—	$75,795,286
Short-Term Securities.	1,102,637	$90,000	—	1,192,637

Total	$76,897,923	$90,000	—	$76,987,923

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	DECEMBER 31, 2010	3

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
BE Aerospace, Inc.(a)	549,055	$20,331,507
Orbital Sciences Corp.(a)	1,028,456	17,617,451

		37,948,958

Air Freight & Logistics — 0.8%
UTi Worldwide, Inc.	559,200	11,855,040

Airlines — 1.1%
Alaska Air Group, Inc.(a)	280,000	15,873,200

Auto Components — 0.6%
Dana Holding Corp.(a)	385,000	6,625,850
Tenneco, Inc.(a)	51,400	2,115,624

		8,741,474

Beverages — 1.8%
Heckmann Corp.(a)	5,277,107	26,543,848

Biotechnology — 5.6%
Acorda Therapeutics, Inc.(a)	351,330	9,577,256
Biospecifics Technologies Corp.(a)	543,494	13,913,446
Cubist Pharmaceuticals, Inc.(a)	1,099,948	23,538,887
Dendreon Corp.(a)	254,900	8,901,108
Dynavax Technologies Corp.(a)	3,567,658	11,416,506
Gentium SpA - ADR(a)	700,619	4,778,222
NPS Pharmaceuticals, Inc.(a)	435,400	3,439,660
Targacept, Inc.(a)	199,775	5,294,037

		80,859,122

Building Products — 0.7%
Griffon Corp.(a)	828,500	10,555,090

Capital Markets — 1.2%
Greenhill & Co., Inc.	126,500	10,332,520
MF Global Holdings Ltd.(a)	868,600	7,261,496

		17,594,016

Chemicals — 3.1%
Georgia Gulf Corp.(a)(b)	519,700	12,503,982
Intrepid Potash, Inc.(a)(b)	458,800	17,108,652
Solutia, Inc.(a)	656,100	15,142,788

		44,755,422

Commercial Banks — 1.1%
SVB Financial Group(a)	310,900	16,493,245

Commercial Services & Supplies — 2.9%
Clean Harbors, Inc.(a)	188,795	15,873,884
IESI-BFC Ltd.	809,900	19,680,570
SYKES Enterprises, Inc.(a)	343,395	6,957,183

		42,511,637

Communications Equipment — 2.7%
Acme Packet, Inc.(a)	132,500	7,043,700
Aruba Networks, Inc.(a)	155,600	3,248,928
Blue Coat Systems, Inc.(a)	519,200	15,508,504
Ceragon Networks Ltd.(a)	179,500	2,365,810
Riverbed Technology, Inc.(a)	304,000	10,691,680

		38,858,622

Construction & Engineering — 1.5%
Chicago Bridge & Iron Co. NV(a)	660,900	21,743,610

Consumer Finance — 2.1%
Dollar Financial Corp.(a)	1,056,803	30,256,270

Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc.(a)(b)	594,294	11,642,219

Diversified Financial Services — 0.6%
Portfolio Recovery Associates, Inc.(a)	106,000	7,971,200

Diversified Telecommunication Services — 1.6%
Cbeyond, Inc.(a)	1,510,922	23,086,888

Electronic Equipment, Instruments & Components — 0.4%
Fabrinet(a)	259,400	5,577,100

Energy Equipment & Services — 1.3%
Key Energy Services, Inc.(a)	136,600	1,773,068
Superior Energy Services, Inc.(a)	499,677	17,483,698

		19,256,766

Food Products — 0.7%
Diamond Foods, Inc.(b)	200,555	10,665,515

Health Care Equipment & Supplies — 5.7%
ArthroCare Corp.(a)	508,100	15,781,586
Conceptus, Inc.(a)	1,059,768	14,624,798
Merit Medical Systems, Inc.(a)	893,894	14,150,342
NxStage Medical, Inc.(a)	633,500	15,761,480
SonoSite, Inc.(a)(b)	699,086	22,091,118

		82,409,324

Health Care Providers & Services — 3.3%
HealthSouth Corp.(a)	726,700	15,049,957
Lincare Holdings, Inc.	1,205,906	32,354,458

		47,404,415

Health Care Technology — 0.4%
SXC Health Solutions Corp.(a)	148,000	6,343,280

Hotels, Restaurants & Leisure — 3.7%
Buffalo Wild Wings, Inc.(a)	112,000	4,911,200
Caribou Coffee Co., Inc.(a)	491,900	4,958,352
The Cheesecake Factory, Inc.(a)	254,400	7,799,904
Gaylord Entertainment Co.(a)	198,200	7,123,308
Pinnacle Entertainment, Inc.(a)	892,071	12,506,835
Scientific Games Corp. - Class A(a)	1,657,686	16,510,553

		53,810,152

Household Durables — 0.5%
Libbey, Inc.(a)	465,361	7,199,135

Internet & Catalog Retail — 0.7%
Shutterfly, Inc.(a)	297,628	10,425,909

Internet Software & Services — 4.9%
Constant Contact, Inc.(a)(b)	563,291	17,456,388
GSI Commerce, Inc.(a)	721,700	16,743,440
NIC, Inc.	1,762,556	17,114,419
RightNow Technologies, Inc.(a)	837,746	19,829,448

		71,143,695

IT Services — 4.7%
ExlService Holdings, Inc.(a)	1,613,133	34,650,097
Gartner, Inc.(a)	437,438	14,522,942
Global Cash Access Holdings, Inc.(a)	1,777,192	5,669,242
Sapient Corp.	1,123,109	13,589,619

		68,431,900

Leisure Equipment & Products — 0.4%
Jakks Pacific, Inc.(a)	346,700	6,316,874

4	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Life Sciences Tools & Services — 0.9%
Sequenom, Inc.(a)	1,591,052	$12,760,237

Machinery — 3.1%
Altra Holdings, Inc.(a)	373,700	7,421,682
ArvinMeritor, Inc.(a)	544,600	11,175,192
Commercial Vehicle Group, Inc.(a)	235,900	3,833,375
Titan International, Inc.	971,500	18,983,110
Trimas Corp.(a)	166,500	3,406,590

		44,819,949

Media — 2.5%
CKX, Inc.(a)	4,909,306	19,784,503
Live Nation Entertainment, Inc.(a)	1,439,119	16,434,739

		36,219,242

Metals & Mining — 1.2%
Century Aluminum Co.(a)(b)	1,133,900	17,609,467

Oil, Gas & Consumable Fuels — 4.7%
Energy XXI Bermuda Ltd.(a)	801,000	22,163,670
James River Coal Co.(a)	443,200	11,226,256
Massey Energy Co.	431,552	23,152,765
McMoRan Exploration Co.(a)	565,036	9,684,717
Warren Resources, Inc.(a)	400,209	1,808,945

		68,036,353

Pharmaceuticals — 3.4%
Jazz Pharmaceuticals, Inc.(a)	1,464,669	28,824,686
Obagi Medical Products, Inc.(a)	452,158	5,222,425
Salix Pharmaceuticals Ltd.(a)	316,575	14,866,362

		48,913,473

Professional Services — 2.5%
Acacia Research - Acacia Technologies(a)	142,800	3,704,232
The Corporate Executive Board Co.(b)	604,502	22,699,050
Heidrick & Struggles International, Inc.	326,994	9,368,378

		35,771,660

Real Estate Investment Trusts (REITs) — 0.5%
Hersha Hospitality Trust	1,131,200	7,465,920

Semiconductors & Semiconductor Equipment — 9.1%
Anadigics, Inc.(a)	2,255,100	15,627,843
Entegris, Inc.(a)	1,912,900	14,289,363
Entropic Communications, Inc.(a)	779,600	9,417,568
GT Solar International, Inc.(a)	1,599,800	14,590,176
Microsemi Corp.(a)	753,027	17,244,318
MIPS Technologies, Inc.(a)	494,200	7,492,072
NetLogic Microsystems, Inc.(a)(b)	437,900	13,754,439
Semtech Corp.(a)	631,200	14,290,368
TriQuint Semiconductor, Inc.(a)	1,240,800	14,504,952
Veeco Instruments, Inc.(a)	267,000	11,470,320

		132,681,419

Software — 5.7%
Blackboard, Inc.(a)(b)	420,566	17,369,376
DemandTec, Inc.(a)	1,059,603	11,486,096
Netscout Systems, Inc.(a)	357,600	8,228,376
RealPage, Inc.(a)	245,900	7,605,687
SuccessFactors, Inc.(a)	235,900	6,831,664
Taleo Corp. - Class A(a)	492,941	13,629,819
TiVo, Inc.(a)	2,106,546	18,179,492

		83,330,510

Specialty Retail — 5.3%
The Children’s Place Retail Stores, Inc.(a)	322,200	15,994,008
Express, Inc.	650,100	12,221,880
Pier 1 Imports, Inc.(a)	1,495,200	15,699,600
Rue21, Inc.(a)	425,400	12,468,474
Vitamin Shoppe, Inc.(a)	215,600	7,252,784
The Wet Seal, Inc. - Class A(a)	3,780,016	13,986,059

		77,622,805

Textiles, Apparel & Luxury Goods — 2.3%
Deckers Outdoor Corp.(a)	159,700	12,734,478
G-III Apparel Group Ltd.(a)	594,575	20,899,311

		33,633,789

Total Long-Term Investments (Cost — $1,160,316,461) — 98.7%		1,435,138,750

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	20,047,604	20,047,604

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$58,030	58,030,450

Total Short-Term Securities (Cost — $78,078,054) — 5.4%		78,078,054

Total Investments (Cost — $1,238,394,515*) — 104.1%		1,513,216,804
Liabilities in Excess of Other Assets — (4.1)%		(59,316,926)

Net Assets — 100.0%		$1,453,899,878

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,250,909,940

Gross unrealized appreciation	$296,228,275
Gross unrealized depreciation	(33,921,411)

Net unrealized appreciation	$262,306,864

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	DECEMBER 31, 2010	5

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,730,100	7,317,504	20,047,604	$85	$10,318
BlackRock Liquidity Series LLC, Money Market Series	$76,573,250	$(18,542,800)	$58,030,450	—	$32,067

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$1,435,138,750	—	—	$1,435,138,750
Short-Term Securities	20,047,604	$58,030,450	—	78,078,054

Total	$1,455,186,354	$58,030,450	—	$1,513,216,804

[1]	See above Schedule of Investments for values in each industry.

6	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
BE Aerospace, Inc.(a)	122,200	$4,525,066
Precision Castparts Corp.	29,000	4,037,090

		8,562,156

Air Freight & Logistics — 0.9%
UTi Worldwide, Inc.	101,900	2,160,280

Airlines — 1.3%
Delta Air Lines, Inc.(a)	267,000	3,364,200

Auto Components — 1.7%
Lear Corp.(a)	43,900	4,333,369

Biotechnology — 2.2%
Cubist Pharmaceuticals, Inc.(a)	39,100	836,740
Dendreon Corp.(a)	62,600	2,185,992
Human Genome Sciences, Inc.(a)	78,300	1,870,587
United Therapeutics Corp.(a)	11,500	727,030

		5,620,349

Capital Markets — 2.4%
Greenhill & Co., Inc.	29,600	2,417,728
LPL Investment Holdings, Inc.(a)	14,000	509,180
Och-Ziff Capital Management Group LLC - Class A	200,521	3,124,117

		6,051,025

Chemicals — 5.2%
Agrium, Inc.	44,100	4,046,175
Ashland, Inc.	46,500	2,364,990
Celanese Corp. - Series A	127,000	5,228,590
Solutia, Inc.(a)	68,300	1,576,364

		13,216,119

Commercial Banks — 0.8%
SVB Financial Group(a)	39,600	2,100,780

Commercial Services & Supplies — 0.5%
IESI-BFC Ltd.	53,800	1,307,340

Communications Equipment — 1.3%
F5 Networks, Inc.(a)	9,500	1,236,520
Riverbed Technology, Inc.(a)	55,000	1,934,350

		3,170,870

Computers & Peripherals — 2.4%
NetApp, Inc.(a)	51,500	2,830,440
Western Digital Corp.(a)	97,600	3,308,640

		6,139,080

Construction & Engineering — 3.8%
Fluor Corp.	91,300	6,049,538
Quanta Services, Inc.(a)	173,900	3,464,088

		9,513,626

Containers & Packaging — 0.9%
Owens-Illinois, Inc.(a)	75,800	2,327,060

Diversified Financial Services — 0.9%
MSCI, Inc. - Class A(a)	57,700	2,247,992

Electrical Equipment — 1.5%
AMETEK, Inc.	95,700	3,756,225

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. - Class A	66,400	3,504,592

Energy Equipment & Services — 2.7%
Superior Energy Services, Inc.(a)	88,700	3,103,613
Weatherford International Ltd.(a)	161,800	3,689,040

		6,792,653

Food & Staples Retailing — 1.2%
Safeway, Inc.	107,000	2,406,430
Whole Foods Market, Inc.(a)	12,800	647,552

		3,053,982

Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(a)	339,000	2,566,230
CareFusion Corp.(a)	130,200	3,346,140

		5,912,370

Health Care Providers & Services — 3.0%
Aetna, Inc.	62,500	1,906,875
Lincare Holdings, Inc.	213,650	5,732,230

		7,639,105

Health Care Technology — 0.4%
SXC Health Solutions Corp.(a)	21,800	934,348

Hotels, Restaurants & Leisure — 4.6%
The Cheesecake Factory, Inc.(a)	39,300	1,204,938
Darden Restaurants, Inc.	50,000	2,322,000
MGM Resorts International(a)	92,000	1,366,200
Scientific Games Corp. - Class A(a)	396,800	3,952,128
Starwood Hotels & Resorts Worldwide, Inc.	43,800	2,662,164

		11,507,430

Household Durables — 2.4%
Newell Rubbermaid, Inc.	163,400	2,970,612
Stanley Black & Decker, Inc.	47,000	3,142,890

		6,113,502

Internet & Catalog Retail — 0.9%
priceline.com, Inc.(a)	5,900	2,357,345

Internet Software & Services — 0.6%
Akamai Technologies, Inc.(a)	34,000	1,599,700

IT Services — 4.1%
Alliance Data Systems Corp.(a)(b)	70,700	5,021,821
Gartner, Inc.(a)	75,300	2,499,960
Lender Processing Services, Inc.	98,200	2,898,864

		10,420,645

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.(a)	28,600	1,184,898
Bruker Corp.(a)	55,400	919,640
Illumina, Inc.(a)	8,700	551,058
Thermo Fisher Scientific, Inc.(a)	39,300	2,175,648

		4,831,244

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK FUNDS	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery — 3.1%
CNH Global NV(a)	29,200	$1,394,008
Gardner Denver, Inc.	19,100	1,314,462
Joy Global, Inc.	14,700	1,275,225
Oshkosh Corp.(a)	34,900	1,229,876
Terex Corp.(a)	83,000	2,576,320

		7,789,891

Media — 2.1%
CKX, Inc.(a)	259,700	1,046,591
DreamWorks Animation SKG, Inc. - Class A(a)	60,700	1,788,829
The Interpublic Group of Cos., Inc.(a)	228,700	2,428,794

		5,264,214

Metals & Mining — 0.9%
Century Aluminum Co.(a)	147,757	2,294,666

Multiline Retail — 0.8%
Nordstrom, Inc.	47,000	1,991,860

Oil, Gas & Consumable Fuels — 5.2%
CONSOL Energy, Inc.	88,700	4,323,238
Massey Energy Co.	80,700	4,329,555
McMoRan Exploration Co.(a)	23,500	402,790
Plains Exploration & Production Co.(a)	126,400	4,062,496

		13,118,079

Pharmaceuticals — 3.1%
Allergan, Inc.	18,200	1,249,794
Elan Corp. Plc - ADR(a)	329,900	1,890,327
Mylan, Inc.(a)	100,900	2,132,017
Salix Pharmaceuticals Ltd.(a)	56,000	2,629,760

		7,901,898

Professional Services — 3.9%
IHS, Inc. - Class A(a)	33,600	2,701,104
Manpower, Inc.	55,700	3,495,732
Robert Half International, Inc.	45,300	1,386,180
Verisk Analytics, Inc. - Class A(a)	63,100	2,150,448

		9,733,464

Real Estate Investment Trusts (REITs) — 0.9%
Chimera Investment Corp.	301,800	1,240,398
DuPont Fabros Technology, Inc.	51,700	1,099,659

		2,340,057

Semiconductors & Semiconductor Equipment — 8.1%
Analog Devices, Inc.	85,200	3,209,484
Avago Technologies Ltd.	132,700	3,777,969
Broadcom Corp. - Class A	113,200	4,929,860
Marvell Technology Group Ltd.(a)	142,700	2,647,085
NetLogic Microsystems, Inc.(a)	100,567	3,158,809
PMC-Sierra, Inc.(a)	72,500	622,775
Skyworks Solutions, Inc.(a)	68,000	1,946,840

		20,292,822

Software — 7.1%
Activision Blizzard, Inc.	160,100	1,991,644
Check Point Software Technologies Ltd.(a)	39,000	1,804,140
Intuit, Inc.(a)	51,300	2,529,090
MICROS Systems, Inc.(a)	54,400	2,385,984
Rovi Corp.(a)	56,900	3,528,369
Salesforce.com, Inc.(a)	23,100	3,049,200
TiVo, Inc.(a)	289,200	2,495,796

		17,784,223

Specialty Retail — 5.1%
Abercrombie & Fitch Co. - Class A	27,800	1,602,114
Express, Inc.	192,000	3,609,600
GameStop Corp. - Class A(a)(b)	118,100	2,702,128
Limited Brands, Inc.	103,100	3,168,263
PetSmart, Inc.	44,300	1,764,026

		12,846,131

Textiles, Apparel & Luxury Goods — 3.6%
Coach, Inc.	51,200	2,831,872
Deckers Outdoor Corp.(a)	22,400	1,786,176
Phillips-Van Heusen Corp.	71,800	4,524,118

		9,142,166

Total Long-Term Investments (Cost — $205,759,080) — 98.7%		249,036,858

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	3,929,440	3,929,440

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$7,351	7,351,000

Total Short-Term Securities (Cost — $11,280,440) — 4.5%		11,280,440

Total Investments (Cost — $217,039,520*) — 103.2%		260,317,298
Liabilities in Excess of Other Assets — (3.2)%		(8,027,800)

Net Assets — 100.0%		$252,289,498

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$218,595,059

Gross unrealized appreciation	$53,155,331
Gross unrealized depreciation	(11,433,092)

Net unrealized appreciation	$41,722,239

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,694,176	1,235,264	3,929,440	$8	$2,346
BlackRock Liquidity Series, LLC Money Market Series	$12,392,250	$(5,041,250)	$7,351,000	—	$5,120

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$249,036,858	—	—	$249,036,858
Short-Term Securities	3,929,440	$7,351,000	—	11,280,440

Total	$252,966,298	$7,351,000	—	$260,317,298

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	DECEMBER 31, 2010	3

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Orbital Sciences Corp.(a)	426,577	$7,307,264
Raytheon Co.	209,900	9,726,766
Spirit AeroSystems Holdings, Inc. - Class A(a)	329,500	6,856,895

		23,890,925

Auto Components — 1.1%
Dana Holding Corp.(a)	793,212	13,651,178

Beverages — 1.2%
Coca-Cola Enterprises, Inc.	353,500	8,848,105
Dr Pepper Snapple Group, Inc.	180,100	6,332,316

		15,180,421

Building Products — 1.0%
Owens Corning(a)	409,914	12,768,821

Capital Markets — 0.3%
Freedom Pay, Inc.(a)	43,051	431
Invesco Ltd.	167,530	4,030,771

		4,031,202

Chemicals — 2.8%
Albemarle Corp.	153,100	8,539,918
Ashland, Inc.	299,700	15,242,742
Cytec Industries, Inc.	194,300	10,309,558

		34,092,218

Commercial Banks — 4.3%
Associated Banc-Corp(b)	649,800	9,844,470
Boston Private Financial Holdings, Inc.	721,980	4,728,969
Fifth Third Bancorp	774,400	11,368,192
M&T Bank Corp.	134,200	11,682,110
TCF Financial Corp.(b)	425,800	6,306,098
Zions Bancorporation(b)	373,490	9,049,663

		52,979,502

Commercial Services & Supplies — 3.4%
Avery Dennison Corp.	337,500	14,289,750
Corrections Corp. of America(a)	556,100	13,935,866
Republic Services, Inc.	473,600	14,141,696

		42,367,312

Communications Equipment — 0.5%
Ciena Corp.(a)	264,300	5,563,515

Computers & Peripherals — 1.3%
Dell, Inc.(a)	882,700	11,960,585
Western Digital Corp.(a)	123,400	4,183,260

		16,143,845

Construction & Engineering — 0.7%
Fluor Corp.	123,300	8,169,858

Containers & Packaging — 1.7%
Crown Holdings, Inc.(a)	276,900	9,242,922
Owens-Illinois, Inc.(a)	360,640	11,071,648

		20,314,570

Diversified Financial Services — 1.6%
NYSE Euronext, Inc.	211,700	6,346,766
PHH Corp.(a)	590,886	13,679,011

		20,025,777

Electric Utilities — 5.6%
American Electric Power Co., Inc.	409,270	14,725,535
Northeast Utilities	429,850	13,703,618
NV Energy, Inc.	819,800	11,518,190
PPL Corp.	519,600	13,675,872
Westar Energy, Inc.	606,400	15,257,024

		68,880,239

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc.(b)	59,875	3,576,334
Ingram Micro, Inc. - Class A(a)	396,400	7,567,276
Jabil Circuit, Inc.	362,000	7,272,580
Tech Data Corp.(a)	142,836	6,287,641

		24,703,831

Energy Equipment & Services — 2.4%
Atwood Oceanics, Inc.(a)	243,700	9,107,069
Cameron International Corp.(a)	205,200	10,409,796
Nabors Industries Ltd.(a)	406,400	9,534,144

		29,051,009

Food & Staples Retailing — 2.1%
The Kroger Co.	612,500	13,695,500
Safeway, Inc.	522,280	11,746,077

		25,441,577

Food Products — 3.0%
ConAgra Foods, Inc.	571,600	12,906,728
Del Monte Foods Co.	191,847	3,606,724
H.J. Heinz Co.	146,300	7,235,998
The J.M. Smucker Co.	197,000	12,933,050

		36,682,500

Health Care Equipment & Supplies — 1.5%
Beckman Coulter, Inc.	64,000	4,814,720
Hologic, Inc.(a)	344,300	6,479,726
Zimmer Holdings, Inc.(a)	126,300	6,779,784

		18,074,230

Health Care Providers & Services — 2.2%
MEDNAX, Inc.(a)	21,750	1,463,557
Tenet Healthcare Corp.(a)	685,800	4,588,002
Universal Health Services, Inc. - Class B	227,300	9,869,366
WellPoint, Inc.(a)	191,000	10,860,260

		26,781,185

Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	195,000	9,055,800
Melco Crown Entertainment Ltd. - ADR(a)	731,400	4,651,704
Vail Resorts, Inc.(a)	74,900	3,897,796

		17,605,300

Household Durables — 2.9%
Jarden Corp.	403,600	12,459,132
MDC Holdings, Inc.	389,900	11,217,423
Stanley Black & Decker, Inc.	183,300	12,257,271

		35,933,826

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(a)	337,990	6,604,325

4	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Insurance — 8.6%
AON Corp.	260,100	$11,967,201
AXIS Capital Holdings Ltd.	322,930	11,586,728
The Hanover Insurance Group, Inc.	312,929	14,620,043
HCC Insurance Holdings, Inc.	459,800	13,306,612
Lincoln National Corp.	581,300	16,165,953
Loews Corp.	284,300	11,062,113
The Travelers Cos., Inc.	250,450	13,952,569
XL Group Plc	610,050	13,311,291

		105,972,510

Internet Software & Services — 1.1%
Yahoo!, Inc.(a)	811,700	13,498,571

IT Services — 0.8%
Broadridge Financial Solutions, Inc.	433,200	9,500,076

Leisure Equipment & Products — 0.7%
Mattel, Inc.	321,400	8,173,202

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(a)	133,300	7,379,488

Machinery — 0.6%
Terex Corp.(a)	231,600	7,188,864

Media — 2.5%
Cablevision Systems Corp. - Class A	395,500	13,383,720
The Interpublic Group of Cos., Inc.(a)	572,300	6,077,826
Viacom, Inc. - Class B	289,450	11,465,115

		30,926,661

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	43,400	5,211,906
Walter Energy, Inc.	62,300	7,964,432

		13,176,338

Multiline Retail — 0.8%
Macy’s, Inc.	403,450	10,207,285

Multi-Utilities — 3.1%
CMS Energy Corp.(b)	589,100	10,957,260
PG&E Corp.	278,200	13,309,088
Wisconsin Energy Corp.	242,200	14,255,892

		38,522,240

Office Electronics — 1.3%
Xerox Corp.	1,400,800	16,137,216

Oil, Gas & Consumable Fuels — 7.7%
Alpha Natural Resources, Inc.(a)	161,700	9,706,851
Atlas Energy, Inc.(a)	137,900	6,063,463
Cimarex Energy Co.	97,900	8,667,087
CONSOL Energy, Inc.	169,181	8,245,882
Denbury Resources, Inc.(a)	411,300	7,851,717
EQT Corp.	302,500	13,564,100
Newfield Exploration Co.(a)	147,000	10,600,170
Noble Energy, Inc.	160,800	13,841,664
QEP Resources, Inc.	199,100	7,229,321
Whiting Petroleum Corp.(a)	80,700	9,457,233

		95,227,488

Paper & Forest Products — 1.0%
International Paper Co.	448,500	12,217,140

Personal Products — 1.0%
Avon Products, Inc.	409,600	11,902,976

Pharmaceuticals — 0.8%
Warner Chilcott Plc - Class A	449,300	10,136,208

Professional Services — 1.8%
Manpower, Inc.	144,200	9,049,992
Towers Watson & Co. - Class A	241,681	12,581,913

		21,631,905

Real Estate Investment Trusts (REITs) — 7.2%
Alexandria Real Estate Equities, Inc.(b)	184,700	13,531,122
Chimera Investment Corp.	2,881,510	11,843,006
DuPont Fabros Technology, Inc.	545,800	11,609,166
Mack-Cali Realty Corp.	467,600	15,458,856
MFA Financial, Inc.	1,560,500	12,733,680
Simon Property Group, Inc.	111,906	11,133,528
U-Store-It Trust	1,325,296	12,630,071

		88,939,429

Real Estate Management & Development — 1.7%
CB Richard Ellis Group, Inc. - Class A(a)	302,800	6,201,344
Forestar Group, Inc.(a)	767,116	14,805,339

		21,006,683

Road & Rail — 1.8%
Hertz Global Holdings, Inc.(a)(b)	1,234,300	17,885,007
Union Pacific Corp.	46,700	4,327,222

		22,212,229

Semiconductors & Semiconductor Equipment — 1.6%
ON Semiconductor Corp.(a)	1,022,400	10,101,312
Teradyne, Inc.(a)	664,300	9,326,772

		19,428,084

Software — 0.7%
Take-Two Interactive Software, Inc.(a)	420,700	5,149,368
TiVo, Inc.(a)	331,710	2,862,657

		8,012,025

Specialty Retail — 1.8%
Abercrombie & Fitch Co. - Class A	82,500	4,754,475
The Gap, Inc.	479,500	10,616,130
Talbots, Inc.(a)	737,000	6,279,240

		21,649,845

Thrifts & Mortgage Finance — 3.5%
Capitol Federal Financial, Inc.	538,700	6,415,917
People’s United Financial, Inc.	1,478,300	20,710,983
Washington Federal, Inc.	952,600	16,117,992

		43,244,892

BLACKROCK FUNDS	DECEMBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Water Utilities — 1.2%
American Water Works Co., Inc.	578,800	$14,637,852

Total Long-Term Investments (Cost — $980,788,152) — 98.4%		1,209,866,373

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	22,660,903	22,660,903

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$30,475	30,475,050

Total Short-Term Securities (Cost — $53,135,953) — 4.3%		53,135,953

Total Investments (Cost — $1,033,924,105*) — 102.7%		1,263,002,326
Liabilities in Excess of Other Assets — (2.7)%		(33,043,946)

Net Assets — 100.0%		$1,229,958,380

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,073,666,354

Gross unrealized appreciation	$195,565,126
Gross unrealized depreciation	(6,229,154)

Net unrealized appreciation	$189,335,972

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	31,290,943	(8,630,040)	22,660,903	$211	$14,915
BlackRock Liquidity Series, LLC Money Market Series	$39,796,900	$(9,321,850)	$30,475,050	—	$16,123

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$1,209,865,942	—	$431	$1,209,866,373
Short-Term Securities	22,660,903	$30,475,050	—	53,135,953

Total	$1,232,526,845	$30,475,050	$431	$1,263,002,326

[1]	See above Schedule of Investments for values in each industry.

6	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Mid-Cap Value Equity Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Capital Markets
Assets:
Balance, as of September 30, 2010	$431
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	—
Transfers in4	—
Transfers out[4]	—

Balance, as of December 31, 2010	$431

[3]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $0.
[4]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS	DECEMBER 31, 2010	7

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
BE Aerospace, Inc.(a)	51,300	$1,899,639
Orbital Sciences Corp.(a)	93,500	1,601,655

		3,501,294

Air Freight & Logistics — 0.9%
UTi Worldwide, Inc.	56,500	1,197,800

Airlines — 1.1%
Alaska Air Group, Inc.(a)	27,700	1,570,313

Auto Components — 1.4%
Lear Corp.(a)	18,700	1,845,877

Beverages — 1.4%
Heckmann Corp.(a)	389,000	1,956,670

Biotechnology — 5.2%
Biospecifics Technologies Corp.(a)	52,100	1,333,760
Cubist Pharmaceuticals, Inc.(a)	102,500	2,193,500
Dendreon Corp.(a)	17,700	618,084
Dynavax Technologies Corp.(a)	518,100	1,657,920
Gentium SpA - ADR(a)	77,855	530,971
Targacept, Inc.(a)	27,200	720,800

		7,055,035

Building Products — 0.8%
Griffon Corp.(a)	83,200	1,059,968

Capital Markets — 1.6%
LPL Investment Holdings, Inc.(a)	7,400	269,138
Och-Ziff Capital Management Group LLC - Class A	124,700	1,942,826

		2,211,964

Chemicals — 5.5%
Agrium, Inc.	21,600	1,981,800
Celanese Corp. - Series A	68,700	2,828,379
Georgia Gulf Corp.(a)	51,000	1,227,060
Solutia, Inc.(a)	64,400	1,486,352

		7,523,591

Commercial Banks — 1.2%
SVB Financial Group(a)	30,300	1,607,415

Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.(a)	16,600	1,395,728

Communications Equipment — 1.5%
Ceragon Networks Ltd.(a)	56,900	749,942
Riverbed Technology, Inc.(a)	37,600	1,322,392

		2,072,334

Construction & Engineering — 4.0%
Chicago Bridge & Iron Co. NV(a)	54,600	1,796,340
Fluor Corp.	37,000	2,451,620
Quanta Services, Inc.(a)	63,600	1,266,912

		5,514,872

Consumer Finance — 1.8%
Dollar Financial Corp.(a)	86,699	2,482,192

Containers & Packaging — 1.0%
Owens-Illinois, Inc.(a)	43,500	1,335,450

Diversified Consumer Services — 1.0%
Grand Canyon Education, Inc.(a)	68,000	1,332,120

Diversified Financial Services — 1.7%
MSCI, Inc. - Class A(a)	43,100	1,679,176
Portfolio Recovery Associates, Inc.(a)	9,200	691,840

		2,371,016

Diversified Telecommunication Services — 1.1%
Cbeyond, Inc.(a)	102,800	1,570,784

Electrical Equipment — 1.4%
AMETEK, Inc.	48,750	1,913,438

Energy Equipment & Services — 2.1%
Superior Energy Services, Inc.(a)	47,500	1,662,025
Weatherford International Ltd.(a)	53,600	1,222,080

		2,884,105

Health Care Equipment & Supplies — 4.9%
ArthroCare Corp.(a)	39,200	1,217,552
CareFusion Corp.(a)	38,700	994,590
Conceptus, Inc.(a)	82,900	1,144,020
Merit Medical Systems, Inc.(a)	56,500	894,395
NxStage Medical, Inc.(a)	25,700	639,416
SonoSite, Inc.(a)	58,478	1,847,905

		6,737,878

Health Care Providers & Services — 3.4%
Aetna, Inc.	25,000	762,750
HealthSouth Corp.(a)	54,400	1,126,624
Lincare Holdings, Inc.	102,450	2,748,733

		4,638,107

Health Care Technology — 0.1%
SXC Health Solutions Corp.(a)	3,400	145,724

Hotels, Restaurants & Leisure — 2.9%
Buffalo Wild Wings, Inc.(a)	7,300	320,105
Caribou Coffee Co., Inc.(a)	46,600	469,728
The Cheesecake Factory, Inc.(a)	39,500	1,211,070
Scientific Games Corp. - Class A(a)	203,400	2,025,864

		4,026,767

Household Durables — 0.8%
Libbey, Inc.(a)	29,400	454,818
Stanley Black & Decker, Inc.	10,400	695,448

		1,150,266

Internet Software & Services — 2.7%
Akamai Technologies, Inc.(a)	15,400	724,570
NIC, Inc.	154,200	1,497,282
RightNow Technologies, Inc.(a)	61,000	1,443,870

		3,665,722

IT Services — 5.1%
Alliance Data Systems Corp.(a)	29,600	2,102,488
ExlService Holdings, Inc.(a)	156,123	3,353,522
Gartner, Inc.(a)	44,400	1,474,080

		6,930,090

Leisure Equipment & Products — 0.5%
Jakks Pacific, Inc.(a)	33,900	617,658

Life Sciences Tools & Services — 0.8%
Sequenom, Inc.(a)	132,200	1,060,244

8	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery — 4.6%
Altra Holdings, Inc.(a)	35,400	$703,044
ArvinMeritor, Inc.(a)	34,100	699,732
CNH Global NV(a)	14,500	692,230
Gardner Denver, Inc.	9,900	681,318
Oshkosh Corp.(a)	19,500	687,180
Terex Corp.(a)	38,600	1,198,144
Titan International, Inc.	81,400	1,590,556

		6,252,204

Media — 2.4%
CKX, Inc.(a)	323,792	1,304,882
DreamWorks Animation SKG, Inc. - Class A(a)	33,832	997,029
The Interpublic Group of Cos., Inc.(a)	93,000	987,660

		3,289,571

Metals & Mining — 1.1%
Century Aluminum Co.(a)	98,500	1,529,705

Multiline Retail — 0.8%
Nordstrom, Inc.	24,600	1,042,548

Oil, Gas & Consumable Fuels — 5.0%
CONSOL Energy, Inc.	23,300	1,135,642
Energy XXI Bermuda Ltd.(a)	67,275	1,861,499
Massey Energy Co.	37,600	2,017,240
McMoRan Exploration Co.(a)	40,000	685,600
Plains Exploration & Production Co.(a)	35,500	1,140,970

		6,840,951

Pharmaceuticals — 2.1%
Jazz Pharmaceuticals, Inc.(a)	130,500	2,568,240
Obagi Medical Products, Inc.(a)	26,200	302,610

		2,870,850

Professional Services — 4.5%
The Corporate Executive Board Co.	32,600	1,224,130
Heidrick & Struggles International, Inc.	25,200	721,980
Manpower, Inc.	24,300	1,525,068
Robert Half International, Inc.(b)	51,400	1,572,840
Verisk Analytics, Inc. - Class A(a)	34,200	1,165,536

		6,209,554

Semiconductors & Semiconductor Equipment — 6.2%
Broadcom Corp. - Class A	36,200	1,576,510
Entropic Communications, Inc.(a)	58,700	709,096
GT Solar International, Inc.(a)	149,900	1,367,088
NetLogic Microsystems, Inc.(a)	61,500	1,931,715
Semtech Corp.(a)	68,800	1,557,632
Skyworks Solutions, Inc.(a)	48,100	1,377,103

		8,519,144

Software — 5.5%
Activision Blizzard, Inc.	86,500	1,076,060
Blackboard, Inc.(a)(b)	48,100	1,986,530
Rovi Corp.(a)	32,100	1,990,521
Taleo Corp. - Class A(a)	23,400	647,010
TiVo, Inc.(a)	218,600	1,886,518

		7,586,639

Specialty Retail — 3.7%
The Children’s Place Retail Stores, Inc.(a)	27,000	1,340,280
Express, Inc.	60,200	1,131,760
GameStop Corp. - Class A(a)(b)	68,466	1,566,502
Rue21, Inc.(a)	33,600	984,816

		5,023,358

Textiles, Apparel & Luxury Goods — 4.4%
Coach, Inc.	17,500	967,925
Deckers Outdoor Corp.(a)	11,900	948,906
G-III Apparel Group Ltd.(a)	70,300	2,471,045
Phillips-Van Heusen Corp.	25,000	1,575,250

		5,963,126

Total Long-Term Investments (Cost — $113,038,141) — 99.8%		136,502,072

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	964,984	964,984

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.44%(c)(d)(e)	$5,040	5,040,250

Total Short-Term Securities (Cost — $6,005,234) — 4.4%		6,005,234

Total Investments (Cost — $119,043,375*) — 104.2%		142,507,306
Liabilities in Excess of Other Assets — (4.2)%		(5,710,633)

Net Assets — 100.0%		$136,796,673

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$119,923,844

Gross unrealized appreciation	$26,874,167
Gross unrealized depreciation	(4,290,705)

Net unrealized appreciation	$22,583,462

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	DECEMBER 31, 2010	9

Schedule of Investments (concluded)	BlackRock Small/Mid-Cap Growth Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,016,440	(1,051,456)	964,984	$6	$503
BlackRock Liquidity Series, LLC Money Market Series	$5,421,000	$(380,750)	$5,040,250	—	$2,100

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$136,502,072	—	—	$136,502,072
Short-Term Securities	964,984	$5,040,250	—	6,005,234

Total	$137,467,056	$5,040,250	—	$142,507,306

[1]	See above Schedule of Investments for values in each industry.

10	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	659	$681,189
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		487	477,562
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		497	488,532
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 2.06%, 7/25/32(b)		13	5,476
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.32%, 1/15/16(b)		190	188,357
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.31%, 10/25/36(b)		30	29,620
Centex Home Equity Loan Trust:
Series 2002-A, Class MF2, 6.54%, 1/25/32(b)		185	23,217
Series 2003-B, Class M3, 3.36%, 6/25/33(b)		128	46,063
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)		1,420	1,437,598
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		335	342,538
Series 2009-A14A, Class A14, 3.01%, 8/15/14(a)(b)		400	418,801
Conseco Financial Corp.:
Series 1996-6, Class A6, 7.95%, 9/15/27		172	175,416
Series 1996-7, Class A6, 7.65%, 10/15/27(b)		69	72,189
Countrywide Asset-Backed Certificates:
Series 2003-2, Class M2, 2.74%, 3/26/33(b)		123	16,460
Series 2003-3, Class M6, 4.61%, 7/25/32(b)		3	465
Series 2003-BCI, Class M2, 3.26%, 9/25/32(b)		35	11,545
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class M1, 5.77%, 5/25/35(c)		121	71,526
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class B, 0.81%, 6/15/11(b)		190	188,001
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	280	376,709
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 1/15/22(a)	USD	1,000	1,005,162
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.37%, 7/25/37(b)		133	129,313
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.62%, 11/25/35(b)		417	187,579
Long Beach Mortgage Loan Trust:
Series 2003-4, Class M5A, 6.26%, 8/25/33(b)		32	17,779
Series 2004-1, Class M5, 1.91%, 2/25/34(b)		83	53,865
Option One Mortgage Loan Trust:
Series 2002-6, Class M1, 1.39%, 11/25/32(b)		16	10,559
Series 2003-4, Class A2, 0.90%, 7/25/33(b)		63	50,927
Series 2003-4, Class M5A, 5.89%, 7/25/33(b)		24	5,107
Series 2003-5, Class M4, 4.61%, 8/25/33(b)		23	4,996
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2, Class M3, 5.50%, 4/25/33(c)		55	13,131
Series 2007-RS2, Class A1, 0.38%, 7/25/29(b)		213	206,022
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 0.76%, 7/25/32(b)		29	16,127
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460	461,417
Series 2010-2, Class C, 3.89%, 7/17/17		540	551,713
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		455	456,709
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		350	353,601
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		180	183,036
Series 2010-B, Class B, 2.10%, 9/15/14(a)		385	384,893
Series 2010-B, Class C, 3.02%, 10/17/16(a)		405	404,258
SLC Student Loan Trust, Series 2006-A, Class A4, 0.41%, 1/15/19(b)		250	238,682
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.59%, 1/25/18(b)		540	554,993
Series 2008-5, Class A4, 1.99%, 7/25/23(b)		1,530	1,591,333
Series 2009-B, Class A1, 6.26%, 7/15/42(a)(b)		553	535,470
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)		478	478,371

Total Asset-Backed Securities — 2.2%			12,946,307

Collateralized Debt Obligations — 0.0%
Knollwood Ltd., Series 2004-1A, Class C, 3.49%, 1/10/39(a)(b)		119	—

	Shares
Common Stocks
Aerospace & Defense — 1.0%
BE Aerospace, Inc.(d)		14,290	529,159
The Boeing Co.		15,600	1,018,056
General Dynamics Corp.		16,400	1,163,744
Meggitt Plc		128,100	741,146
Orbital Sciences Corp.(d)		21,230	363,670
Precision Castparts Corp.		2,400	334,104
Raytheon Co.		15,700	727,538
Spirit AeroSystems Holdings, Inc. - Class A(d)		9,800	203,938
TransDigm Group, Inc.(d)		7,810	562,398

			5,643,753

Air Freight & Logistics — 0.4%
United Parcel Service, Inc. - Class B		26,400	1,916,112
UTi Worldwide, Inc.		13,040	276,448

			2,192,560

Airlines — 0.8%
Air Canada - Class A(d)		80,300	278,623
Alaska Air Group, Inc.(d)		2,420	137,190
British Airways Plc(d)		98,300	419,004
Cebu Air, Inc.(d)		195,100	505,007

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines (concluded)
Delta Air Lines, Inc.(d)	155,100	$1,954,260
Qantas Airways Ltd.(d)	155,300	403,465
Southwest Airlines Co.	50,800	659,384
United Continental Holdings, Inc.(d)	27,700	659,814

		5,016,747

Auto Components — 0.5%
Aisin Seiki Co. Ltd.	10,300	362,936
Dana Holding Corp.(d)	27,120	466,735
GKN Plc	71,700	248,872
Hyundai Mobis	1,100	275,414
Johnson Controls, Inc.	14,700	561,540
Lear Corp.(d)	3,500	345,485
Magna International, Inc. - Class A	5,800	301,600
Tenneco, Inc.(d)	500	20,580
Valeo SA(d)	5,300	300,808

		2,883,970

Automobiles — 0.8%
Daimler AG(d)	15,076	1,020,116
Dongfeng Motor Group Co. Ltd. - H Shares	145,800	251,106
Ford Motor Co.(d)	54,600	916,734
General Motors Co.(d)	25,900	954,674
Nissan Motor Co. Ltd.	168,300	1,592,093
Yamaha Motor Co. Ltd.(d)	18,000	292,099

		5,026,822

Beverages — 1.0%
Britvic Plc	55,800	412,173
The Coca-Cola Co.	32,898	2,163,701
Coca-Cola Enterprises, Inc.	10,500	262,815
Dr Pepper Snapple Group, Inc.	23,600	829,776
Heckmann Corp.(d)	46,500	233,895
Heineken NV	41,025	2,012,142

		5,914,502

Biotechnology — 0.7%
3SBio, Inc. - ADR(d)	8,200	124,476
Acorda Therapeutics, Inc.(d)	3,200	87,232
Alexion Pharmaceuticals, Inc.(d)	9,800	789,390
Amgen, Inc.(d)	19,000	1,043,100
Biospecifics Technologies Corp.(d)	4,800	122,880
Cubist Pharmaceuticals, Inc.(d)	12,730	272,422
Dendreon Corp.(d)	29,070	1,015,124
Dynavax Technologies Corp.(d)	31,360	100,352
Gentium SpA - ADR(d)	6,140	41,875
Human Genome Sciences, Inc.(d)	6,200	148,118
NPS Pharmaceuticals, Inc.(d)	3,840	30,336
Targacept, Inc.(d)	1,600	42,400
United Therapeutics Corp.(d)	900	56,898

		3,874,603

Building Products — 0.1%
Asahi Glass Co. Ltd.	29,800	346,569
Griffon Corp.(d)	7,260	92,492
Owens Corning(d)	12,200	380,030

		819,091

Capital Markets — 1.7%
Ameriprise Financial, Inc.	7,400	425,870
Ares Capital Corp.	30,939	509,875
Credit Suisse Group AG	37,842	1,524,084
Daishin Securities Co. Ltd.	11,300	164,375
Eaton Vance Corp.	3,428	103,628
Federated Investors, Inc. - Class B	21,324	558,049
The Goldman Sachs Group, Inc.	8,149	1,370,336
Greenhill & Co., Inc.	3,300	269,544
Hargreaves Lansdown Plc	15,700	143,638
Invesco Ltd.	4,870	117,172
Jefferies Group, Inc.	27,900	742,977
Julius Baer Group Ltd.	27,357	1,280,938
LPL Investment Holdings, Inc.(d)	1,100	40,007
Man Group Plc	166,074	770,066
Matsui Securities Co. Ltd.	23,800	168,579
MF Global Holdings Ltd.(d)	7,650	63,954
Och-Ziff Capital Management Group LLC - Class A	15,800	246,164
Schroders Plc	17,300	501,673
Treasure Island Royalty Trust(d)	217,129	347,406
Waddell & Reed Financial, Inc. - Class A	16,609	586,132

		9,934,467

Chemicals — 2.0%
Agrium, Inc.	9,450	867,037
Albemarle Corp.	4,200	234,276
Ashland, Inc.	12,500	635,750
Cabot Corp.	10,900	410,385
Celanese Corp. - Series A	9,500	391,115
Cytec Industries, Inc.	6,300	334,278
E.I. du Pont de Nemours & Co.	13,261	661,459
Ecolab, Inc.	12,600	635,292
Georgia Gulf Corp.(d)	4,650	111,879
Intrepid Potash, Inc.(d)	4,090	152,516
K+S AG	5,500	414,547
Kolon Industries, Inc.(d)	3,800	246,297
Lanxess AG	4,600	361,686
Monsanto Co.	21,025	1,464,181
Nitto Denko Corp.	29,300	1,374,193
Petronas Chemicals Group Bhd(d)	311,100	556,923
Rhodia SA	11,700	387,397
Sinofert Holdings Ltd.(d)	1,083,900	559,955
Solutia, Inc.(d)	11,160	257,573
Symrise AG	10,900	298,663
Yara International ASA	11,400	663,581
Zeon Corp.	99,000	826,648

		11,845,631

Commercial Banks — 1.9%
Associated Banc-Corp	19,400	293,910
Banco Bilbao Vizcaya Argentaria SA	83,875	854,794
Bangkok Bank Public Co. Ltd.	40,600	171,161
The Bank of Yokohama Ltd.	66,000	340,334
Barclays Plc	215,652	891,264
Boston Private Financial Holdings, Inc.	21,200	138,860
CapitalSource, Inc.	62,100	440,910
The Chiba Bank Ltd.	49,100	318,375
Fifth Third Bancorp	70,600	1,036,408
Huntington Bancshares, Inc.	81,000	556,470
KeyCorp	81,700	723,045
Lloyds Banking Group Plc(d)	1,012,966	1,045,684
M&T Bank Corp.	4,000	348,200
Mega Financial Holding Co. Ltd.	271,400	208,956
National Bank of Canada	6,600	454,824
Popular, Inc.(d)	208,300	654,062
Raiffeisen International Bank Holding AG	3,200	176,272
Skandinaviska Enskilda Banken AB	98,017	818,366
Société Generale	16,625	894,539

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Commercial Banks (concluded)
SVB Financial Group(d)	5,820	$308,751
TCF Financial Corp.	12,900	191,049
Wells Fargo & Co.	6,400	198,336
Wing Hang Bank Ltd.	14,500	200,430
Zions Bancorporation	10,950	265,319

		11,530,319

Commercial Services & Supplies — 0.5%
Alexco Resource Corp.(d)	17,322	142,459
Avery Dennison Corp.	10,000	423,400
Clean Harbors, Inc.(d)	1,620	136,210
Corrections Corp. of America(d)	16,600	415,996
IESI-BFC Ltd.	11,360	276,048
Pitney Bowes, Inc.	22,468	543,276
Republic Services, Inc.	14,000	418,040
RPS Group Plc	95,000	341,759
SYKES Enterprises, Inc.(d)	3,098	62,765

		2,759,953

Communications Equipment — 1.0%
Acme Packet, Inc.(d)	1,200	63,792
Alcatel-Lucent - ADR(d)	71,800	212,528
Aruba Networks, Inc.(d)	1,400	29,232
Blue Coat Systems, Inc.(d)	4,540	135,610
Ceragon Networks Ltd.(d)	1,620	21,352
Ciena Corp.(d)	7,900	166,295
F5 Networks, Inc.(d)	8,200	1,067,312
HTC Corp.	22,000	678,234
Juniper Networks, Inc.(d)	13,900	513,188
QUALCOMM, Inc.	61,000	3,018,890
Riverbed Technology, Inc.(d)	6,920	243,376

		6,149,809

Computers & Peripherals — 1.7%
Apple, Inc.(d)	16,727	5,395,461
Dell, Inc.(d)	26,100	353,655
Diebold, Inc.	15,576	499,211
Imagination Technologies Group Plc(d)	25,100	140,869
Lexmark International, Inc. - Class A(d)	16,200	564,084
NetApp, Inc.(d)	28,100	1,544,376
Seagate Technology Plc(d)	42,700	641,781
Western Digital Corp.(d)	28,200	955,980

		10,095,417

Construction & Engineering — 0.6%
Carillion Plc	62,500	375,690
Chicago Bridge & Iron Co. NV(d)	5,950	195,755
Fluor Corp.	24,500	1,623,370
KBR, Inc.	20,900	636,823
Pembangunan Perumahan Persero Tbk PT	2,605,700	230,771
Quanta Services, Inc.(d)	13,700	272,904

		3,335,313

Consumer Finance — 0.2%
Discover Financial Services	37,500	694,875
Dollar Financial Corp.(d)	9,500	271,985

		966,860

Containers & Packaging — 0.3%
Crown Holdings, Inc.(d)	8,200	273,716
Owens-Illinois, Inc.(d)	16,520	507,164
Sealed Air Corp.	26,500	674,425
Sonoco Products Co.	9,265	311,953

		1,767,258

Distributors — 0.2%
Genuine Parts Co.	11,205	575,265
Inchcape Plc(d)	56,540	315,356

		890,621

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(d)	5,290	103,631
H&R Block, Inc.	40,887	486,964

		590,595

Diversified Financial Services — 0.7%
Bolsa Mexicana de Valores SAB de CV	133,900	281,895
Bursa Malaysia Bhd	104,300	263,728
Deutsche Boerse AG	2,800	193,455
IG Group Holdings Plc	33,600	268,169
JPMorgan Chase & Co.	8,500	360,570
London Stock Exchange Group Plc	14,300	187,488
Moody’s Corp.	43,400	1,151,836
MSCI, Inc. - Class A(d)	4,150	161,684
The NASDAQ OMX Group, Inc.(d)	27,000	640,170
NYSE Euronext, Inc.	6,300	188,874
PHH Corp.(d)	17,300	400,495
Pohjola Bank Plc	16,100	193,154
Portfolio Recovery Associates, Inc.(d)	1,000	75,200
Warsaw Stock Exchange(d)	3,400	56,276

		4,422,994

Diversified Telecommunication Services — 1.3%
AT&T Inc.	19,000	558,220
Cbeyond, Inc.(d)	13,700	209,336
CenturyLink, Inc.	12,869	594,162
Frontier Communications Corp.	58,731	571,453
KT Corp. - ADR	14,200	295,360
Qwest Communications International, Inc.	94,700	720,667
Telefonica SA	62,533	1,427,631
Verizon Communications, Inc.	73,798	2,640,492
Windstream Corp.	40,560	565,406

		7,582,727

Electric Utilities — 0.9%
American Electric Power Co., Inc.	11,950	429,961
Cia Energetica de Minas Gerais SA - ADR	22,610	375,100
Edison International	18,600	717,960
FirstEnergy Corp.	2,235	82,740
Hawaiian Electric Industries, Inc.	9,795	223,228
Northeast Utilities	12,550	400,094
NV Energy, Inc.	69,700	979,285
Pepco Holdings, Inc.	51,296	936,152
PPL Corp.	15,200	400,064
Progress Energy, Inc.	12,274	533,674
Westar Energy, Inc.	17,700	445,332

		5,523,590

Electrical Equipment — 0.4%
ABB Ltd.	62,419	1,393,686
AMETEK, Inc.	7,650	300,263
Emerson Electric Co.	2,278	130,233
ITM Power Plc(d)	12,000	9,448
Nidec Corp.	2,000	201,668

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Electrical Equipment (concluded)
Tognum AG	13,600	$358,009

		2,393,307

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. - Class A	5,200	274,456
Anixter International, Inc.	1,729	103,273
AU Optronics Corp. - ADR(d)	29,069	302,899
Corning, Inc.	44,100	852,012
Fabrinet(d)	8,320	178,880
Hitachi Ltd.	52,000	276,077
Ingram Micro, Inc. - Class A(d)	11,600	221,444
Jabil Circuit, Inc.	10,800	216,972
Molex, Inc.	378	8,588
Shimadzu Corp.	33,200	257,156
Tech Data Corp.(d)	4,190	184,444
Venture Corp. Ltd.	37,000	267,570
Vishay Intertechnology, Inc.(d)	42,700	626,836

		3,770,607

Energy Equipment & Services — 1.8%
Acergy SA	8,000	196,747
Atwood Oceanics, Inc.(d)	7,200	269,064
Baker Hughes, Inc.	4,600	262,982
Cameron International Corp.(d)	6,100	309,453
Ensco Plc - ADR	1,600	85,408
Exterran Holdings, Inc.(d)	17,600	421,520
Gasfrac Energy Services, Inc.(d)	4,200	38,819
Geokinetics, Inc.(d)	14,500	134,705
Halliburton Co.	54,203	2,213,108
Key Energy Services, Inc.(d)	1,200	15,576
McDermott International, Inc.(d)	33,300	688,977
Nabors Industries Ltd.(d)	12,200	286,212
Schlumberger Ltd.	49,567	4,138,845
SinoTech Energy Ltd. - ADR(d)	32,100	230,157
Superior Energy Services, Inc.(d)	11,295	395,212
Technicoil Corp.(d)	12,900	19,202
Technicoil Corp. (acquired 6/15/04, cost $24,418)(d)(e)	33,500	49,864
Wavefront Technology Solutions, Inc.(d)	13,900	15,657
Weatherford International Ltd.(d)	25,900	590,520
Xtreme Coil Drilling Corp.(d)	11,200	52,829

		10,414,857

Food & Staples Retailing — 0.6%
Casino Guichard Perrachon SA	3,300	321,995
The Kroger Co.	51,100	1,142,596
Safeway, Inc.	23,580	530,314
Whole Foods Market, Inc.(d)	25,000	1,264,750

		3,259,655

Food Products — 0.7%
Aryzta AG	7,100	327,967
ConAgra Foods, Inc.	17,000	383,860
Corn Products International, Inc.	6,700	308,200
Del Monte Foods Co.	5,696	107,085
Diamond Foods, Inc.	1,750	93,065
Greencore Group Plc	127,300	216,553
H.J. Heinz Co.	4,400	217,624
The J.M. Smucker Co.	5,800	380,770
Kernel Holding SA(d)	7,200	181,439
Kraft Foods, Inc. - Class A	5,140	161,961
Nong Shim Co. Ltd.	1,100	197,189
Nutreco Holding NV	4,500	341,778
Parmalat SpA	92,300	253,185
Tate & Lyle Plc	40,500	328,184
Tyson Foods, Inc. - Class A	40,000	688,800

		4,187,660

Gas Utilities — 0.1%
Atmos Energy Corp.	2,000	62,400
Questar Corp.	34,000	591,940

		654,340

Health Care Equipment & Supplies — 0.3%
ArthroCare Corp.(d)	4,440	137,906
Beckman Coulter, Inc.	1,900	142,937
Boston Scientific Corp.(d)	26,500	200,605
CareFusion Corp.(d)	10,200	262,140
Conceptus, Inc.(d)	9,280	128,064
Getinge AB - B Shares	6,500	136,075
Hologic, Inc.(d)	10,300	193,846
Medtronic, Inc.	1,699	63,016
Merit Medical Systems, Inc.(d)	7,960	126,007
NxStage Medical, Inc.(d)	5,640	140,323
SonoSite, Inc.(d)	6,235	197,026
Zimmer Holdings, Inc.(d)	3,700	198,616

		1,926,561

Health Care Providers & Services — 1.6%
Aetna, Inc.	28,200	860,382
Cardinal Health, Inc.	18,000	689,580
CIGNA Corp.	18,500	678,210
Coventry Health Care, Inc.(d)	23,900	630,960
Express Scripts, Inc.(d)	28,700	1,551,235
Fresenius Medical Care AG & Co. KGaA	4,900	281,716
Health Net, Inc.(d)	22,400	611,296
HealthSouth Corp.(d)	6,060	125,503
Humana, Inc.(d)	11,000	602,140
Lincare Holdings, Inc.	62,175	1,668,155
MEDNAX, Inc.(d)	680	45,757
Sinopharm Group Co. - H Shares	53,100	185,021
Tenet Healthcare Corp.(d)	20,500	137,145
UnitedHealth Group, Inc.	27,400	989,414
Universal Health Services, Inc. - Class B	6,700	290,914
WellPoint, Inc.(d)	5,700	324,102

		9,671,530

Health Care Technology — 0.2%
Cerner Corp.(d)	11,600	1,098,984
SXC Health Solutions Corp.(d)	3,420	146,581

		1,245,565

Hotels, Restaurants & Leisure — 1.6%
7 Days Group Holdings Ltd. - ADR(d)	11,800	251,340
Buffalo Wild Wings, Inc.(d)	900	39,465
bwin Interactive Entertainment AG	3,400	134,359
Caribou Coffee Co., Inc.(d)	4,300	43,344
The Cheesecake Factory, Inc.(d)	6,920	212,167
Ctrip.com International Ltd. - ADR(d)	24,300	982,935
Darden Restaurants, Inc.	9,850	457,434
Domino’s Pizza UK & IRL Plc	35,800	308,537
Fu Ji Food & Catering Services Holdings Ltd.(d)	208,300	268
Gaylord Entertainment Co.(d)	1,720	61,817
Genting Singapore Plc(d)	370,000	632,962
Home Inns & Hotels Management, Inc. - ADR(d)	4,100	167,936
Las Vegas Sands Corp.(d)	29,300	1,346,335
Melco Crown Entertainment Ltd. - ADR(d)	55,300	351,708
MGM Resorts International(d)	6,800	100,980

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure (concluded)
PartyGaming Plc(d)	71,300	$229,646
Pinnacle Entertainment, Inc.(d)	4,000	56,080
REXLot Holdings Ltd.	2,810,000	296,128
Sands China Ltd.(d)	426,400	937,366
Scientific Games Corp. - Class A(d)	44,200	440,232
Starbucks Corp.	35,700	1,147,041
Starwood Hotels & Resorts Worldwide, Inc.	17,700	1,075,806
Vail Resorts, Inc.(d)	2,200	114,488

		9,388,374

Household Durables — 0.6%
Barratt Developments Plc(d)	44,800	62,008
Bellway Plc	6,300	65,960
Deer Consumer Products, Inc.(d)	20,600	231,544
Jarden Corp.	12,000	370,440
Leggett & Platt, Inc.	25,886	589,165
Libbey, Inc.(d)	4,140	64,046
MDC Holdings, Inc.	11,600	333,732
Newell Rubbermaid, Inc.	15,300	278,154
PDG Realty SA Empreendimentos e Participacoes	33,000	201,976
Persimmon Plc	9,100	59,219
Stanley Black & Decker, Inc.	20,500	1,370,835
Taylor Wimpey Plc(d)	131,100	64,677

		3,691,756

Household Products — 0.9%
Kimberly-Clark Corp.	7,067	445,504
The Procter & Gamble Co.	51,030	3,282,760
Reckitt Benckiser Group Plc	26,657	1,466,526

		5,194,790

Independent Power Producers & Energy Traders — 0.4%
The AES Corp.(d)	56,900	693,042
AES Tiete SA - Preference Shares	16,800	242,892
GenOn Energy, Inc.(d)	151,956	578,952
NRG Energy, Inc.(d)	44,160	862,886

		2,377,772

Industrial Conglomerates — 0.7%
Cookson Group Plc(d)	76,000	782,654
General Electric Co.	142,799	2,611,794
Rheinmetall AG	6,200	496,659

		3,891,107

Insurance — 1.8%
Aegon NV(d)	22,400	137,126
AFLAC, Inc.	6,703	378,250
American Financial Group, Inc.	19,900	642,571
AON Corp.	7,700	354,277
Aspen Insurance Holdings Ltd.	18,500	529,470
Assurant, Inc.	16,900	650,988
AXIS Capital Holdings Ltd.	24,710	886,595
Berkshire Hathaway, Inc. - Class B(d)	2,000	160,220
Cincinnati Financial Corp.	17,368	550,392
Endurance Specialty Holdings Ltd.	3,600	165,852
Flagstone Reinsurance Holdings SA	17,600	221,760
The Hanover Insurance Group, Inc.	9,287	433,889
HCC Insurance Holdings, Inc.	19,110	553,043
Legal & General Group Plc	171,900	260,349
Lincoln National Corp.	17,200	478,332
Loews Corp.	8,200	319,062
MBIA, Inc.(d)	62,500	749,375
Porto Seguro SA	10,900	185,825
Principal Financial Group, Inc.	3,886	126,528
Protective Life Corp.	12,200	325,008
Sul America SA	11,900	149,108
Swiss Reinsurance Co. Ltd.	5,800	311,152
Topdanmark A/S(d)	1,400	185,076
The Travelers Cos., Inc.	21,700	1,208,907
Unitrin, Inc.	5,600	137,424
Validus Holdings Ltd.	5,300	162,233
XL Group Plc	18,150	396,033

		10,658,845

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(d)	12,600	2,268,000
DeNA Co. Ltd.	6,700	240,040
E-Commerce China Dangdang, Inc. - ADR(d)	1,700	46,019
Liberty Media Corp. - Interactive(d)	41,600	656,032
NetFlix, Inc.(d)	5,000	878,500
priceline.com, Inc.(d)	500	199,775
Shutterfly, Inc.(d)	2,670	93,530
Yoox SpA(d)	14,300	184,382

		4,566,278

Internet Software & Services — 1.1%
Akamai Technologies, Inc.(d)	17,800	837,490
AOL, Inc.(d)	5,600	132,776
Baidu, Inc. - ADR(d)	8,200	791,546
ChinaCache International Holdings Ltd. - ADR(d)	5,800	120,640
Constant Contact, Inc.(d)	4,990	154,640
Google, Inc. - Class A(d)	5,647	3,354,149
GSI Commerce, Inc.(d)	6,310	146,392
NIC, Inc.	15,540	150,893
RightNow Technologies, Inc.(d)	7,460	176,578
SouFun Holdings Ltd. - ADR(d)	700	50,064
Yahoo!, Inc.(d)	24,200	402,446
Youku.com, Inc. - ADR(d)	3,500	122,535

		6,440,149

IT Services — 1.0%
Accenture Plc	9,700	470,353
Alliance Data Systems Corp.(d)(f)	5,500	390,665
Automatic Data Processing, Inc.	12,505	578,731
Broadridge Financial Solutions, Inc.	36,880	808,778
Camelot Information Systems, Inc. - ADS(d)	16,500	394,680
Cap Gemini SA	6,400	299,198
Cognizant Technology Solutions Corp. - Class A(d)	15,400	1,128,666
Convergys Corp.(d)	14,900	196,233
ExlService Holdings, Inc.(d)	14,498	311,417
Gartner, Inc.(d)	9,890	328,348
Global Cash Access Holdings, Inc.(d)	15,540	49,573
Lender Processing Services, Inc.	7,575	223,614
Paychex, Inc.	19,074	589,577
Sapient Corp.	9,830	118,943

		5,888,776

Leisure Equipment & Products — 0.0%
Jakks Pacific, Inc.(d)	3,020	55,024
Mattel, Inc.	9,500	241,585

		296,609

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.(d)	2,400	99,432
Bruker Corp.(d)	4,100	68,060

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Life Sciences Tools & Services (concluded)
Covance, Inc.(d)	19,100	$981,931
Illumina, Inc.(d)	22,100	1,399,814
Lonza Group AG	3,100	248,481
Sequenom, Inc.(d)	14,020	112,440
ShangPharma Corp. - ADR(d)	6,600	75,900
Thermo Fisher Scientific, Inc.(d)	7,000	387,520

		3,373,578

Machinery — 3.2%
Altra Holdings, Inc.(d)	3,300	65,538
ArvinMeritor, Inc.(d)	4,820	98,906
Caterpillar, Inc.	13,457	1,260,383
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - H Shares(d)	203,400	459,513
CNH Global NV(d)	2,300	109,802
Commercial Vehicle Group, Inc.(d)	2,120	34,450
Danaher Corp.	50,400	2,377,368
Gardner Denver, Inc.	1,500	103,230
GEA Group AG	13,100	378,569
Harsco Corp.	6,541	185,241
Illinois Tool Works, Inc.	11,886	634,712
Invensys Plc	65,800	363,660
Joy Global, Inc.	12,400	1,075,700
Makita Corp.	33,800	1,375,386
The Manitowoc Co., Inc.	43,800	574,218
Metso Oyj	6,400	358,020
Mori Seiki Co. Ltd.	48,800	575,943
Nabtesco Corp.	38,300	814,337
NSK Ltd.	75,000	674,501
NTN Corp.	94,300	497,658
Oshkosh Corp.(d)	9,000	317,160
PACCAR, Inc.	32,500	1,866,150
Railpower Technologies Corp.(d)	17,600	—
Ryobi Ltd.	137,800	628,253
Sany Heavy Equipment International Holdings Co. Ltd.	372,900	549,530
Sumitomo Heavy Industries Ltd.	207,000	1,324,040
Terex Corp.(d)	27,400	850,496
THK Co. Ltd.	27,000	617,566
Timken Co.	13,400	639,582
Titan International, Inc.	8,560	167,262
Trimas Corp.(d)	1,500	30,690

		19,007,864

Media — 1.7%
Aegis Group Plc	145,500	319,471
Cablevision Systems Corp. - Class A	11,800	399,312
CBS Corp. - Class B	40,000	762,000
CKX, Inc.(d)	63,200	254,696
Comcast Corp. - Class A	55,100	1,210,547
DISH Network Corp. - Class A(d)	32,800	644,848
DreamWorks Animation SKG, Inc. - Class A(d)	4,850	142,929
Focus Media Holding Ltd. - ADR(d)	33,120	726,322
Gannett Co., Inc.	14,500	218,805
The Interpublic Group of Cos., Inc.(d)	35,000	371,700
Kabel Deutschland Holding AG(d)	6,900	323,567
Liberty Global, Inc. - Class A(d)	35,913	1,270,602
Live Nation Entertainment, Inc.(d)	12,620	144,120
The McGraw-Hill Cos., Inc.	17,432	634,699
Naspers Ltd. - N Shares	4,200	247,621
Reed Elsevier NV	16,200	200,561
STW Communications Group Ltd.	176,500	191,712
Viacom, Inc. - Class B	8,650	342,627
The Walt Disney Co.	33,000	1,237,830
Wolters Kluwer NV	12,100	265,363
Woongjin Thinkbig Co. Ltd.	13,770	264,407

		10,173,739

Metals & Mining — 1.9%
Agnico-Eagle Mines Ltd.	5,200	398,840
Alamos Gold, Inc.	27,100	515,671
ArcelorMittal	18,361	698,759
Archipelago Resources Plc(d)	78,900	75,112
Baja Mining Corp.(d)	59,300	67,393
Century Aluminum Co.(d)	19,564	303,829
Crosshair Exploration & Mining Corp.(d)	1,400	3,506
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $6,372)(d)(e)	1,325	3,318
Eldorado Gold Corp.	9,662	179,772
Freeport-McMoRan Copper & Gold, Inc.	14,232	1,709,121
Gold Reserve, Inc.(d)	26,280	47,830
Grande Cache Coal Corp.(d)	6,600	69,498
Kazakhmys Plc	21,700	550,842
KGHM Polska Miedz SA	3,100	181,379
Kinross Gold Corp.	22,235	421,576
Lake Shore Gold Corp.(d)	17,719	74,134
Lynas Corp. Ltd.(d)	237,800	500,730
Maanshan Iron & Steel Co. Ltd. - H Shares	638,200	339,606
Mercator Minerals Ltd.(d)	55,100	220,001
Minefinders Corp. Ltd.(d)	40,000	441,600
OZ Minerals Ltd.	195,600	345,462
PanAust Ltd.(d)	528,400	482,457
Rio Tinto Plc	14,297	1,019,109
Southern Copper Corp.	11,760	573,182
Sunridge Gold Corp.(d)	146,757	191,878
voestalpine AG	7,500	358,731
Walter Energy, Inc.	1,900	242,896
Xstrata Plc	58,628	1,389,257

		11,405,489

Multiline Retail — 0.9%
Dollarama, Inc.(a)(d)	15,100	437,980
Golden Eagle Retail Group Ltd.	97,000	238,924
Kohl’s Corp.(d)	21,477	1,167,060
Macy’s, Inc.	37,850	957,605
Mothercare Plc	23,800	228,070
Next Plc	5,800	179,132
Nordstrom, Inc.	3,600	152,568
PPR	1,600	254,739
Target Corp.	27,300	1,641,549

		5,257,627

Multi-Utilities — 0.6%
Ameren Corp.	23,100	651,189
CenterPoint Energy, Inc.	12,986	204,140
CMS Energy Corp.	52,100	969,060
NiSource, Inc.	65,781	1,159,061
PG&E Corp.	8,300	397,072
Wisconsin Energy Corp.	7,080	416,729

		3,797,251

Office Electronics — 0.1%
Xerox Corp.	40,550	467,136

Oil, Gas & Consumable Fuels — 6.7%
Adaro Energy Tbk PT	1,700,800	480,656
Afren Plc(d)	210,500	485,354

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Alpha Natural Resources, Inc.(d)	11,737	$704,572
Anadarko Petroleum Corp.	28,700	2,185,792
Arcan Resources Ltd.(d)	7,500	42,844
Arch Coal, Inc.	31,700	1,111,402
Atlas Energy, Inc.(d)	4,100	180,277
ATP Oil & Gas Corp.(d)(f)	4,300	71,982
Banpu Public Co. Ltd.	13,300	349,128
Bellatrix Exploration Ltd.(d)	11,382	54,947
BG Group Plc	50,287	1,020,082
Cairn Energy Plc(d)	27,900	183,167
Carrizo Oil & Gas, Inc.(d)	8,100	279,369
Chevron Corp.	7,447	679,539
Cimarex Energy Co.	2,900	256,737
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $63,400)(d)(e)	40,320	49,472
Clayton Williams Energy, Inc.(d)	19,123	1,605,758
Coastal Energy Co.(d)	17,800	108,486
Compton Petroleum Corp. (acquired 9/24/04, cost $26,522)(d)(e)	3,800	1,682
Comstock Resources, Inc.(d)	1,400	34,384
CONSOL Energy, Inc.	33,389	1,627,380
Crew Energy, Inc.(d)	30,300	582,048
Crew Energy, Inc. (acquired 5/12/04, cost $36,232)(d)(e)	9,400	180,569
Crocotta Energy, Inc.(d)	20,500	36,287
Daylight Energy Ltd.	61,630	640,288
DeeThree Exploration Ltd.(d)	23,700	102,494
Delphi Energy Corp.(d)	24,700	53,906
Denbury Resources, Inc.(d)	12,300	234,807
Endeavour International Corp.(d)	6,315	87,147
Energy XXI Bermuda Ltd.(d)	23,930	662,143
EQT Corp.	20,003	896,935
EXCO Resources, Inc.	15,500	301,010
Exxon Mobil Corp.	4,812	351,853
Fairborne Energy Ltd.(d)	16,182	68,680
Far East Energy Corp.(d)	300,900	210,630
Galleon Energy, Inc. - Class A(d)	33,617	138,958
Galleon Energy, Inc. - Class A (acquired 2/09/04, cost $12,571)(d)(e)	6,300	26,041
Gastar Exploration Ltd.(d)	3,180	13,674
GMX Resources, Inc.(d)	8,612	47,538
Goodrich Petroleum Corp.(d)	18,400	324,576
Gran Tierra Energy, Inc.(d)	56,200	457,264
Heritage Oil Plc(d)	40,000	280,614
HRT Participacoes em Petroleo SA(d)	400	383,133
Indika Energy Tbk PT	597,200	312,637
Ithaca Energy, Inc.(d)	5,300	14,499
James River Coal Co.(d)	6,300	159,579
Longview Energy Co. (acquired 8/13/04, cost $48,000)(d)(e)	3,200	48,367
Lynden Energy Corp.(d)	3,500	2,042
Magnum Hunter Resources Corp.(d)	20,700	149,040
Marathon Oil Corp.	21,800	807,254
Massey Energy Co.	82,738	4,438,894
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(d)(e)	8,685	95,535
McMoRan Exploration Co.(d)	6,740	115,524
Midway Energy Ltd.(d)	841	3,739
Murphy Oil Corp.	9,100	678,405
NAL Oil & Gas Trust	396	5,158
Newfield Exploration Co.(d)	4,385	316,202
Niko Resources Ltd.	3,700	383,955
Noble Energy, Inc.	4,800	413,184
Novus Energy, Inc.(d)	27,400	30,588
OGX Petroleo e Gas Participacoes SA(d)	49,400	595,181
Open Range Energy Corp.(d)	1,975	3,774
Pace Oil and Gas Ltd.(d)	19,560	162,099
Pace Oil and Gas Ltd. (acquired 9/29/05, cost $39,607)(d)(e)	1,160	9,613
Pacific Rodera Energy, Inc.(d)	37,300	26,260
Pacific Rubiales Energy Corp.	13,700	465,026
Painted Pony Petroleum Ltd. - Class A(d)	1,600	14,064
Pan Orient Energy Corp.(d)	25,700	171,885
Paramount Resources Ltd. - Class A(d)	15,500	493,855
Patriot Coal Corp.(d)	2,798	54,197
Peabody Energy Corp.	26,498	1,695,342
Penn Virginia Corp.	30,000	504,600
Penn West Energy Trust	10,319	247,415
Petrohawk Energy Corp.(d)	30,200	551,150
Petroleum Development Corp.(d)	7,600	320,796
Petrolifera Petroleum Ltd.(d)	30,150	18,800
Pioneer Natural Resources Co.	1,900	164,958
Plains Exploration & Production Co.(d)	42,400	1,362,736
ProspEx Resources Ltd.(d)	43,140	56,837
QEP Resources, Inc.	5,980	217,134
Range Resources Corp.	24,400	1,097,512
Rockhopper Exploration Plc(d)	49,200	281,899
Rosetta Resources, Inc.(d)	11,300	425,332
SM Energy Co.	2,900	170,897
Sonde Resources Corp.(d)	11,460	41,600
Spectra Energy Corp.	22,675	566,648
Stone Energy Corp.(d)	561	12,505
Straits Asia Resources Ltd.	110,800	215,150
Sunoco, Inc.	16,600	669,146
Swift Energy Co.(d)	6,000	234,900
Trilogy Energy Corp.	32,200	398,330
Trioil Resources Ltd. - Class A(d)	402	1,819
Tullow Oil Plc	38,066	751,707
Ultra Petroleum Corp.(d)	7,200	343,944
Ultrapar Participacoes SA - Preference Shares	7,310	462,820
Uranium One, Inc.(d)	25,970	124,326
Valero Energy Corp.	34,100	788,392
Vero Energy, Inc.(d)	2,687	15,485
Vero Energy, Inc. (acquired 11/28/05, cost $3,345)(d)(e)	1,759	10,137
Warren Resources, Inc.(d)	3,500	15,820
Whiting Petroleum Corp.(d)	2,400	281,256

		39,613,554

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.(a)(d)	19,432	58,630
Ainsworth Lumber Co. Ltd.(d)	17,115	51,639
International Paper Co.	35,900	977,916
MeadWestvaco Corp.	23,900	625,224
Sateri Holdings Ltd.	319,900	294,679

		2,008,088

Personal Products — 0.2%
Avon Products, Inc.	12,100	351,626
Hengan International Group Co. Ltd.	60,500	521,629
Hypermarcas SA(d)	25,400	344,736

		1,217,991

Pharmaceuticals — 2.0%
Allergan, Inc.	15,900	1,091,853
Bristol-Myers Squibb Co.	52,063	1,378,628
Elan Corp. Plc - ADR(d)	26,300	150,699

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals (concluded)
Eli Lilly & Co.	29,494	$1,033,470
Forest Laboratories, Inc.(d)	20,100	642,798
Glenmark Pharmaceuticals Ltd.(d)	21,500	174,058
Jazz Pharmaceuticals, Inc.(d)	12,600	247,968
Johnson & Johnson	10,060	622,211
King Pharmaceuticals, Inc.(d)	43,800	615,390
Mylan, Inc.(d)	7,900	166,927
Novartis AG	29,987	1,765,203
Obagi Medical Products, Inc.(d)	3,840	44,352
Pfizer, Inc.	58,377	1,022,181
Salix Pharmaceuticals Ltd.(d)	7,120	334,355
Sanofi-Aventis SA	38,485	2,467,304
Warner Chilcott Plc - Class A	13,400	302,304

		12,059,701

Professional Services — 0.6%
Acacia Research - Acacia Technologies(d)	1,320	34,241
The Corporate Executive Board Co.	5,340	200,517
Heidrick & Struggles International, Inc.	2,720	77,928
IHS, Inc. - Class A(d)	2,650	213,033
Manpower, Inc.	27,100	1,700,796
Randstad Holding NV(d)	10,100	533,776
Robert Half International, Inc.	3,400	104,040
Towers Watson & Co. - Class A	7,200	374,832
USG People NV(d)	20,200	411,003
Verisk Analytics, Inc. - Class A(d)	4,900	166,992

		3,817,158

Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc. (f)	5,500	402,930
Annaly Capital Management, Inc.	28,887	517,655
CFS Retail Property Trust	41,700	75,038
Champion REIT	880,400	519,729
Chimera Investment Corp.	109,900	451,689
CommonWealth REIT	4,660	118,877
Corio NV	1,700	109,155
DuPont Fabros Technology, Inc.	20,300	431,781
Eurocommercial Properties NV	2,700	124,515
Fonciere Des Regions	3,177	307,527
Hammerson Plc	40,000	260,674
Hersha Hospitality Trust	10,100	66,660
Mack-Cali Realty Corp.	13,800	456,228
MFA Financial, Inc.	45,700	372,912
Piedmont Office Realty Trust, Inc. - Class A	26,340	530,488
Segro Plc	51,550	230,825
Senior Housing Properties Trust	21,748	477,151
Simon Property Group, Inc.	4,030	400,944
Suntec Real Estate Investment Trust	367,900	430,095
Unibail-Rodamco SE	1,500	296,997
U-Store-It Trust	39,600	377,388
Wereldhave NV	500	48,871

		7,008,129

Real Estate Management & Development — 0.3%
Castellum AB	7,100	96,679
CB Richard Ellis Group, Inc. - Class A(d)	9,000	184,320
Forestar Group, Inc.(d)	22,500	434,250
Goldcrest Co. Ltd.	6,600	171,974
New World Development Ltd.	201,100	377,303
PSP Swiss Property AG	1,900	152,246
Tokyo Tatemono Co. Ltd.	40,000	184,363

		1,601,135

Road & Rail — 0.4%
All America Latina Logistica SA	26,700	241,265
Canadian Pacific Railway Ltd.	3,800	246,964
Hertz Global Holdings, Inc.(d)	36,800	533,232
Localiza Rent a Car SA	20,500	332,199
Northgate Plc(d)	77,200	338,827
Ryder System, Inc.	12,800	673,792
Union Pacific Corp.	1,400	129,724

		2,496,003

Semiconductors & Semiconductor Equipment — 2.7%
Anadigics, Inc.(d)	19,980	138,461
Analog Devices, Inc.	7,900	297,593
ARM Holdings Plc	46,500	317,372
ASML Holding NV	13,480	516,987
Atmel Corp.(d)	47,500	585,200
Avago Technologies Ltd.	10,500	298,935
Broadcom Corp. - Class A	32,700	1,424,085
Cree, Inc.(d)	19,500	1,284,855
CSR Plc(d)	29,600	164,901
Entegris, Inc.(d)	16,940	126,542
Entropic Communications, Inc.(d)	6,900	83,352
Fairchild Semiconductor International, Inc.(d)	37,800	590,058
GT Solar International, Inc.(d)	14,220	129,686
Intel Corp.	60,176	1,265,501
Lam Research Corp.(d)	30,546	1,581,672
Marvell Technology Group Ltd.(d)	11,200	207,760
Maxim Integrated Products, Inc.	7,082	167,277
Melfas, Inc.	6,200	158,132
Microchip Technology, Inc.	15,749	538,773
Micron Technology, Inc.(d)	98,600	790,772
Microsemi Corp.(d)	6,775	155,147
MIPS Technologies, Inc.(d)	4,340	65,794
National Semiconductor Corp.	40,100	551,776
NetLogic Microsystems, Inc.(d)	11,840	371,894
Novellus Systems, Inc.(d)	2,300	74,336
ON Semiconductor Corp.(d)	30,100	297,388
PMC-Sierra, Inc.(d)	5,750	49,393
RDA Microelectronics, Inc. - ADR(d)	10,600	154,548
Samsung Electronics Co. Ltd.	1,145	956,231
SemiLEDs Corp.(d)	8,700	252,735
Semtech Corp.(d)	5,540	125,426
Shinko Electric Industries Co. Ltd.	17,700	197,474
Siliconware Precision Industries Co. - ADR	28,600	170,170
Skyworks Solutions, Inc.(d)	5,400	154,602
STMicroelectronics NV	32,500	337,982
Teradyne, Inc.(d)	20,000	280,800
TriQuint Semiconductor, Inc.(d)	10,940	127,889
United Microelectronics Corp.	540,700	302,644
Veeco Instruments, Inc.(d)	13,291	570,981

		15,865,124

Software — 2.5%
Activision Blizzard, Inc.	137,014	1,704,454
Blackboard, Inc.(d)	3,714	153,388
Check Point Software Technologies Ltd.(d)	46,500	2,151,090
DemandTec, Inc.(d)	9,180	99,511
Intuit, Inc.(d)	4,050	199,665
Micro Focus International Plc	38,200	231,880
MICROS Systems, Inc.(d)	4,300	188,598
Microsoft Corp.	81,725	2,281,762
Netscout Systems, Inc.(d)	3,120	71,791
Oracle Corp.	46,900	1,467,970

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
Software (concluded)
RealPage, Inc.(d)		2,220	$68,665
Red Hat, Inc.(d)		30,500	1,392,325
Rovi Corp.(d)		4,200	260,442
Salesforce.com, Inc.(d)		14,769	1,949,508
SuccessFactors, Inc.(d)		2,100	60,816
Take-Two Interactive Software, Inc.(d)		12,400	151,776
Taleo Corp. - Class A(d)		4,290	118,619
TiVo, Inc.(d)		50,685	437,412
VanceInfo Technologies, Inc. - ADR(d)		16,710	577,163
VMware, Inc. - Class A(d)		11,400	1,013,574

			14,580,409

Specialty Retail — 1.4%
Abercrombie & Fitch Co. - Class A		4,600	265,098
American Eagle Outfitters, Inc.		14,751	215,807
The Children’s Place Retail Stores, Inc.(d)		2,820	139,985
Express, Inc.		20,940	393,672
Foot Locker, Inc.		31,500	618,030
GameStop Corp. - Class A(d)		29,250	669,240
The Gap, Inc.		14,200	314,388
Hennes & Mauritz AB - B Shares		29,757	991,059
The Home Depot, Inc.		31,700	1,111,402
Lentuo International, Inc. - ADS(d)		7,800	54,600
Limited Brands, Inc.		25,900	795,907
L’Occitane International SA(d)		93,100	257,388
Nitori Co. Ltd.		3,400	297,106
PetSmart, Inc.		3,500	139,370
Pier 1 Imports, Inc.(d)		13,140	137,970
RadioShack Corp.		31,500	582,435
Rue21, Inc.(d)		3,740	109,619
Talbots, Inc.(d)		22,000	187,440
Urban Outfitters, Inc.(d)		14,600	522,826
Vitamin Shoppe, Inc.(d)		1,920	64,589
The Wet Seal, Inc. - Class A(d)		33,850	125,245
Williams-Sonoma, Inc.		2,400	85,656

			8,078,832

Textiles, Apparel & Luxury Goods — 0.6%
Anta Sports Products Ltd.		134,300	213,062
ASICS Corp.		30,500	390,387
Coach, Inc.		3,900	215,709
Deckers Outdoor Corp.(d)		3,120	248,789
Gerry Weber International AG		8,510	420,895
G-III Apparel Group Ltd.(d)		5,340	187,701
Pandora A/S(d)		3,700	222,874
Phillips-Van Heusen Corp.		5,500	346,555
The Swatch Group AG		2,319	1,033,974
VF Corp.		395	34,041

			3,313,987

Thrifts & Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.		65,665	782,070
New York Community Bancorp, Inc.		14,244	268,499
People’s United Financial, Inc.		44,100	617,841
Washington Federal, Inc.		28,100	475,452

			2,143,862

Tobacco — 0.6%
Altria Group, Inc.		25,809	635,418
British American Tobacco Plc		48,258	1,856,290
Lorillard, Inc.		6,178	506,967
Reynolds American, Inc.		1,381	45,048
Swedish Match AB		17,800	515,813

			3,559,536

Trading Companies & Distributors — 0.2%
ITOCHU Corp.		60,800	612,605
Marubeni Corp.		58,700	410,946
Wolseley Plc(d)		10,800	345,731

			1,369,282

Transportation Infrastructure — 0.2%
Aeroports de Paris		4,200	331,947
COSCO Pacific Ltd.		300,900	523,679
Kamigumi Co. Ltd.		37,700	315,526

			1,171,152

Water Utilities — 0.1%
American Water Works Co., Inc.		17,200	434,988
Guangdong Investment Ltd.		641,500	329,844

			764,832

Wireless Telecommunication Services — 1.1%
Cellcom Israel Ltd.		7,200	235,368
MetroPCS Communications, Inc.(d)		53,100	670,653
MTN Group Ltd.		39,989	816,128
NII Holdings, Inc.(d)		49,336	2,203,346
Rogers Communications, Inc. - Class B		35,282	1,227,755
Sprint Nextel Corp.(d)		163,800	692,874
Telephone & Data Systems, Inc.		7,400	270,470
VimpelCom Ltd. - ADR		11,100	166,944

			6,283,538

Total Common Stocks — 64.1%			379,121,137

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
L-3 Communications Corp., Series B, 6.38%, 10/15/15	USD	35	36,050

Auto Components — 0.0%
BorgWarner, Inc., 4.63%, 9/15/20		145	143,153

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20		475	514,704

Capital Markets — 0.6%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		310	335,488
3.70%, 8/01/15		430	438,132
5.38%, 3/15/20		375	387,510
6.00%, 6/15/20		335	362,022
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(g)		190	19
Morgan Stanley:
2.79%, 5/14/13(b)		1,000	1,036,278
4.20%, 11/20/14(h)		485	495,493
4.00%, 7/24/15		220	221,141

			3,276,083

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Chemicals — 0.1%
CF Industries, Inc., 7.13%, 5/01/20	USD	470	$514,650
The Dow Chemical Co., 4.25%, 11/15/20		100	95,790

			610,440

Commercial Banks — 1.6%
Banco Central de la Republica Dominicana, 9.04%, 1/23/18		33	37,216
Bank of Nova Scotia, 1.65%, 10/29/15(a)		2,575	2,474,583
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15(a)		1,680	1,608,970
Discover Bank, 8.70%, 11/18/19		475	559,129
DnB NOR Boligkreditt, 2.10%, 10/14/15(a)		2,135	2,030,379
Royal Bank of Canada, 3.13%, 4/14/15(a)		2,095	2,145,927
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13(a)		845	839,328

			9,695,532

Commercial Services & Supplies — 0.0%
Aleris International, Inc., 9.00%, 12/15/14(d)(g)		230	1,035
RR Donnelley & Sons Co., 7.63%, 6/15/20		88	94,258

			95,293

Containers & Packaging — 0.2%
Ball Corp.:
7.13%, 9/01/16		140	150,850
7.38%, 9/01/19		140	150,500
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17		327	351,525
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		460	488,750

			1,141,625

Diversified Financial Services — 1.4%
Ally Financial, Inc., 8.00%, 3/15/20		440	480,700
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		140	145,600
Atlantic Marine Corp. Communities LLC, 5.34%, 12/01/50(a)		175	145,602
Bank of America Corp., 5.63%, 7/01/20		300	305,848
BP Capital Markets Plc, 3.13%, 3/10/12		775	792,469
Citigroup, Inc.:
4.75%, 5/19/15		195	204,184
5.38%, 8/09/20		455	472,748
Crown Castle Towers LLC, 6.11%, 1/15/20(a)		760	792,924
FCE Bank Plc:
7.88%, 2/15/11	GBP	300	468,896
7.13%, 1/15/13	EUR	50	69,822
Ford Motor Credit Co. LLC:
7.80%, 6/01/12	USD	225	239,204
6.63%, 8/15/17		210	220,708
General Electric Capital Corp.:
6.75%, 3/15/32		50	56,606
6.15%, 8/07/37		360	379,473
JPMorgan Chase & Co.:
5.60%, 6/01/11		550	561,746
2.60%, 1/15/16		375	363,852
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17(h)		825	894,799
6.00%, 10/01/17		590	654,052
Leucadia National Corp., 7.13%, 3/15/17		200	206,000
Novus USA Trust, Series 2010-1, 1.53%, 11/28/11(a)(b)		470	470,000
Ohana Military Communities LLC, 6.19%, 4/01/49(a)		25	22,998
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.75%, 10/15/16(a)		475	502,313

			8,450,544

Diversified Telecommunication Services — 0.4%
AT&T Inc., 6.50%, 9/01/37		350	377,458
Frontier Communications Corp., 8.25%, 4/15/17		97	106,457
Qwest Communications International, Inc.:
7.50%, 2/15/14		280	283,500
Series B, 7.50%, 2/15/14		30	30,375
Sprint Capital Corp., 6.88%, 11/15/28		90	78,750
Telecom Italia Capital SA, 4.95%, 9/30/14		475	486,658
Telefonica Emisiones SAU:
6.42%, 6/20/16		150	163,949
7.05%, 6/20/36		150	153,476
Verizon Communications, Inc., 8.75%, 11/01/18		472	616,345
Windstream Corp., 8.63%, 8/01/16		105	110,513

			2,407,481

Electric Utilities — 0.2%
Florida Power & Light Co.:
5.63%, 4/01/34		150	157,467
5.95%, 2/01/38		225	249,321
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		250	282,804
PacifiCorp, 6.25%, 10/15/37		200	226,652

			916,244

Energy Equipment & Services — 0.0%
Pride International, Inc., 6.88%, 8/15/20		200	207,500

Food & Staples Retailing — 0.0%
Rite Aid Corp., 7.50%, 3/01/17		50	48,063

Food Products — 0.1%
Kraft Foods, Inc.:
5.38%, 2/10/20		530	570,423
6.50%, 2/09/40		165	184,904

			755,327

Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%, 8/01/19		300	338,937
DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14		345	376,481

			715,418

Health Care Providers & Services — 0.3%
HCA, Inc.:
8.50%, 4/15/19		450	492,750
7.25%, 9/15/20(a)		455	475,475
Health Management Associates, Inc., 6.13%, 4/15/16		230	232,300
Tenet Healthcare Corp.:
9.00%, 5/01/15		145	160,950
8.88%, 7/01/19		305	344,650

			1,706,125

Hotels, Restaurants & Leisure — 0.0%
MGM Resorts International, 13.00%, 11/15/13		166	196,295

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc.:

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
7.25%, 2/01/14	USD	145	$147,900
7.38%, 2/01/16		45	46,125

			194,025

Insurance — 1.0%
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12(h)		355	373,814
Hartford Life Global Funding Trusts, 0.48%, 6/16/14(b)		950	922,510
Lincoln National Corp., 7.00%, 6/15/40		160	173,996
Manulife Financial Corp., 3.40%, 9/17/15		420	411,403
MetLife, Inc., 5.88%, 2/06/41		125	131,791
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		225	230,610
2.50%, 1/11/13(a)		1,370	1,399,921
5.13%, 4/10/13(a)		850	915,210
5.13%, 6/10/14(a)		300	326,324
Prudential Financial, Inc., 4.75%, 9/17/15		620	655,951
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)		265	310,051

			5,851,581

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.:
6.00%, 3/01/20		230	246,361
5.00%, 1/15/21		80	79,247

			325,608

Machinery — 0.0%
Navistar International Corp., 3.00%, 10/15/14		110	146,850

Media — 1.1%
CBS Corp., 8.88%, 5/15/19		275	345,973
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		700	834,750
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(a)		310	320,075
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17		521	569,715
Comcast Corp.:
6.95%, 8/15/37		145	164,005
6.40%, 3/01/40		282	302,266
Cox Communications, Inc., 8.38%, 3/01/39(a)		375	485,967
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40		130	130,511
Discovery Communications LLC, 3.70%, 6/01/15		260	269,188
NBC Universal, Inc.:
5.15%, 4/30/20(a)		365	378,368
4.38%, 4/01/21(a)		420	407,655
The New York Times Co., 6.63%, 12/15/16(a)		1,000	1,012,500
News America, Inc.:
7.28%, 6/30/28		35	39,462
6.20%, 12/15/34		100	104,999
Time Warner Cable, Inc.:
5.00%, 2/01/20		190	195,536
5.88%, 11/15/40		250	247,340
Time Warner, Inc.:
4.70%, 1/15/21		110	111,999
6.10%, 7/15/40		80	83,943
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(a)		200	209,000

			6,213,252

Metals & Mining — 0.1%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		260	254,048
Teck Resources Ltd., 10.75%, 5/15/19		425	552,500

			806,548

Multiline Retail — 0.1%
Dollar General Corp., 11.88%, 7/15/17(i)		400	463,000

Oil, Gas & Consumable Fuels — 1.0%
Arch Coal, Inc., 7.25%, 10/01/20		490	516,950
Arch Western Finance LLC, 6.75%, 7/01/13(b)		149	150,490
Canadian Natural Resources Ltd., 6.50%, 2/15/37		300	341,249
Cenovus Energy, Inc., 6.75%, 11/15/39		285	332,023
Chesapeake Energy Corp., 6.63%, 8/15/20		690	679,650
CONSOL Energy, Inc.:
8.00%, 4/01/17(a)		303	322,695
8.25%, 4/01/20(a)		172	185,760
Enterprise Products Operating LLC, 6.13%, 10/15/39		225	234,182
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20		360	373,793
Nexen, Inc., 6.40%, 5/15/37		415	402,086
Peabody Energy Corp., 6.50%, 9/15/20		660	704,550
Petrohawk Energy Corp., 7.25%, 8/15/18		489	493,890
Petroleos de Venezuela SA, 5.25%, 4/12/17		100	57,250
Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)		365	361,019
Valero Energy Corp., 6.63%, 6/15/37		400	406,253

			5,561,840

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15(a)(i)		161	149,614
Georgia-Pacific LLC, 8.25%, 5/01/16(a)		440	496,650
International Paper Co., 7.30%, 11/15/39		185	210,797

			857,061

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 6.88%, 8/01/97		25	28,066
Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC, 3.00%, 6/15/15		270	274,719

			302,785

Real Estate Investment Trusts (REITs) — 0.1%
Hospitality Properties Trust:
5.63%, 3/15/17		186	184,809
6.70%, 1/15/18		74	77,586
Kimco Realty Corp., 6.88%, 10/01/19		230	260,200
Mack-Cali Realty LP, 7.75%, 8/15/19		260	302,576

			825,171

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40(h)		500	517,309

Software — 0.1%
Oracle Corp., 3.88%, 7/15/20(a)		240	238,581

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp., 5.38%, 11/01/15		450	430,875
The PMI Group, Inc., 6.00%, 9/15/16		750	622,278
Radian Group, Inc.:

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Thrifts & Mortgage Finance (concluded)
5.63%, 2/15/13	USD	750	$750,000
5.38%, 6/15/15		750	693,750

			2,496,903

Tobacco — 0.1%
Philip Morris International, Inc.:
6.88%, 3/17/14		275	316,886
4.50%, 3/26/20		440	454,402

			771,288

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 6.38%, 3/01/35		75	82,206
Cricket Communications, Inc., 7.75%, 5/15/16		433	449,237
SBA Tower Trust, 4.25%, 4/15/15(a)		500	517,404
Vodafone Group Plc, 4.15%, 6/10/14(h)		900	946,062

			1,994,909

Total Corporate Bonds — 9.9%			58,482,588

	Shares
Exchange-Traded Funds — 0.7%
Energy Select Sector SPDR Fund		58,900	4,019,925

	Par (000)
Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14(a)	USD	680	707,488
CDP Financial, Inc., 3.00%, 11/25/14(a)(h)		1,020	1,036,836
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20(a)		139	131,845
Eksportfinans ASA:
1.88%, 4/02/13		1,510	1,527,602
3.00%, 11/17/14		775	799,742
2.00%, 9/15/15		1,300	1,269,606
5.50%, 5/25/16(h)		575	647,206
Gazprom Capital:
9.63%, 3/01/13(a)		200	226,500
9.63%, 3/01/13		680	770,950
Japan Finance Corp., 2.00%, 6/24/11		470	473,535
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		350	352,699
Petrobras International Finance Co., 6.88%, 1/20/40		150	157,560
VTB Capital SA, 7.50%, 10/12/11		110	114,882

Total Foreign Agency Obligations — 1.4%			8,216,451

Foreign Government Obligations
Argentina — 0.1%
Republic of Argentina:
8.28%, 12/31/33		299	277,525
2.50%, 12/31/38(c)		90	40,275

			317,800

Brazil — 0.1%
Federal Republic of Brazil:
6.00%, 1/17/17		300	339,450
8.25%, 1/20/34		170	226,525

			565,975

Colombia — 0.1%
Republic of Colombia:
7.38%, 3/18/19		200	240,000
7.38%, 9/18/37		240	284,400

			524,400

El Salvador — 0.0%
Republic of El Salvador, 7.65%, 6/15/35(a)		55	58,163

Greece — 0.0%
Hellenic Republic, 4.60%, 9/20/40	EUR	80	56,275

Indonesia — 0.0%
Republic of Indonesia:
6.63%, 2/17/37(a)	USD	100	109,000
7.75%, 1/17/38		110	133,650

			242,650

Israel — 0.0%
Israel Government AID Bond:
5.50%, 4/26/24		100	114,210
5.50%, 9/18/33		85	94,410

			208,620

Mexico — 0.1%
United Mexican States:
8.30%, 8/15/31		194	256,080
6.75%, 9/27/34		150	168,750
6.05%, 1/11/40		125	127,813

			552,643

Panama — 0.0%
Republic of Panama, 8.88%, 9/30/27		95	130,150

Peru — 0.0%
Republic of Peru, 6.55%, 3/14/37		215	235,425

Philippines — 0.1%
Republic of Philippines, 4.00%, 1/15/21		442	426,530

South Africa — 0.1%
Republic of South Africa, 5.50%, 3/09/20		500	531,875

Tunisia — 0.1%
Banque Centrale de Tunisie, 7.38%, 4/25/12		425	453,687

Turkey — 0.1%
Republic of Turkey, 6.75%, 4/03/18		260	296,400

Ukraine — 0.0%
Ukraine Government, 7.75%, 9/23/20(a)		160	162,800

Uruguay — 0.0%
Republic of Uruguay, 7.63%, 3/21/36		165	195,937

Venezuela — 0.1%
Republic of Venezuela:
8.50%, 10/08/14		200	169,000
9.25%, 9/15/27		437	325,565

			494,565

Total Foreign Government Obligations — 0.9%			5,453,895

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 4A1, 5.40%, 10/25/35(b)	USD	569	$516,911
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.43%, 2/17/15(a)(b)		770	764,217
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.40%, 12/25/35(b)		585	563,006
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		1,001	801,163
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 6/25/35		960	890,002
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-58, Class B1, 3.18%, 2/19/34(b)		114	47,730
Series 2006-J2, Class 1A1, 6.00%, 4/25/36		651	576,196
Series 2006-J4, Class A9, 6.25%, 9/25/36		718	668,622
Series 2006-OA5, Class 3A1, 0.46%, 4/25/46(b)		351	226,862
Series 2007-J3, Class A10, 6.00%, 7/25/37(b)		841	701,051
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		172	143,770
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35(b)		128	121,803
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.42%, 4/19/36(b)		946	773,634
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.57%, 11/19/35(b)		555	378,565
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.44%, 12/25/36(b)		402	301,241
Impac Commercial Mortgage-Backed Trust:
Series 2004-7, Class 1A1, 1.00%, 11/25/34(b)		151	135,095
Series 2004-7, Class M4, 2.05%, 11/25/34(b)		50	16,296
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		83	78,731
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		83	76,649
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 5A3, 5.50%, 8/25/35		792	775,729
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1, 0.48%, 2/25/46(b)		248	105,307
Residential Funding Mortgage Securities I:
Series 2005-S8, Class A1, 5.50%, 11/25/35		683	653,973
Series 2007-S4, Class A2, 6.00%, 4/25/37		825	709,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.56%, 4/25/47(b)		1,063	782,198
Structured Asset Securities Corp.:
Series 2001-21A, Class B2, 2.34%, 1/25/32(b)		5	904
Series 2003-2A, Class B2II, 2.61%, 2/25/33(b)		42	25,377
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.38%, 8/25/11(b)		877	868,911
WaMu Mortgage Pass-Through Certificates:
Series 2003-AR3, Class B2, 2.62%, 4/25/33(b)		40	23,510
Series 2003-AR5, Class B2, 2.70%, 6/25/33(b)		135	53,612
Series 2003-AR8, Class B1, 2.72%, 8/25/33(b)		156	100,855
Series 2004-AR1, Class B1, 2.78%, 3/25/34(b)		709	207,165
Series 2004-AR3, Class B1, 2.71%, 6/25/34(b)		171	70,247
Series 2006-AR18, Class 1A1, 5.14%, 1/25/37(b)		676	511,404
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 7A1, 5.20%, 10/25/35(b)		597	588,193
Series 2006-AR2, Class 2A5, 3.43%, 3/25/36(b)		1,437	1,236,304
Series 2006-AR10, Class 3A1, 2.86%, 7/25/36(b)		814	716,956
Series 2006-AR12, Class 2A1, 5.94%, 9/25/36(b)		230	210,274

			15,422,404

Commercial Mortgage-Backed Securities — 4.3%
Banc of America Commercial Mortgage, Inc.:
Series 2006-4, Class A4, 5.63%, 7/10/46		500	536,474
Series 2006-5, Class AM, 5.45%, 9/10/47		65	64,360
Series 2007-3, Class A4, 5.66%, 5/10/17(b)		610	626,072
Series 2007-4, Class A4, 5.74%, 7/10/17(b)		670	713,673
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, Class A2, 5.46%, 4/11/37		1,209	1,224,498
Bear Stearns Commercial Mortgage Securities:
Series 2003-T12, Class A4, 4.68%, 8/13/39(b)		1,025	1,081,603
Series 2005-PW10, Class AM, 5.45%, 12/15/15(b)		70	70,629
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		350	375,427
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class. E, 7.27%, 9/15/30(b)		212	212,225
Commercial Mortgage Pass-Through Certificates:
Series 2004-LB3A, Class A3, 5.09%, 7/10/37(b)		515	519,795
Series 2007-C9, Class A4, 6.01%, 12/10/49(b)		370	398,091
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CP4, Class D, 6.61%, 12/15/35		1,450	1,456,537
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		1,000	1,041,492
Series 2002-CKS4, Class A2, 5.18%, 11/15/36		1,090	1,136,535

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Series 2002-CP5, Class A2, 4.94%, 12/15/35	USD	1,010	$1,060,094
Series 2003-C3, Class A5, 3.94%, 5/15/38		1,020	1,058,290
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/15(a)		1,373	1,350,137
Series 2010-ESHA, Class C, 4.86%, 11/05/15(a)		405	396,953
First Union National Bank Commercial Mortgage:
Series 2001-C2, Class A2, 6.66%, 1/12/43		167	167,060
Series 2001-C4, Class A2, 6.22%, 12/12/33		1,067	1,093,782
GE Business Loan Trust:
Series 2003-1, Class A, 0.68%, 4/15/31(a)(b)		98	84,983
Series 2003-1, Class B, 1.55%, 4/15/31(a)(b)		65	51,445
Series 2003-2A, Class B, 1.25%, 11/15/31(a)(b)		456	369,828
Series 2004-1, Class B, 0.95%, 5/15/32(a)(b)		115	90,931
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29%, 11/10/45(b)		110	109,552
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 5.88%, 7/10/38(b)		180	185,382
Series 2007-GG9, Class A4, 5.44%, 1/10/17		670	705,898
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.56%, 11/10/39		240	254,575
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class A3, 5.82%, 6/12/43		550	576,881
Series 2007-CB18, Class A3, 5.45%, 6/12/47		500	518,074
Series 2007-CB18, Class A4, 5.44%, 1/12/17		670	702,113
Series 2007-CB19, Class A4, 5.74%, 4/12/17(b)		670	711,798
LB-UBS Commercial Mortgage Trust:
Series 2001-C7, Class A4, 5.93%, 12/15/25		119	120,091
Series 2001-WM, Class A1, 6.16%, 7/14/11(a)		135	134,800
Series 2006-C4, Class AM, 6.10%, 6/15/38(b)		80	83,108
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	80,400
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		445	467,548
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		290	304,921
Series 2003-IQ4, Class A2, 4.07%, 5/15/13		1,012	1,048,295
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	531,604
Series 2005-HQ6, Class A4A, 4.99%, 8/13/42		2,405	2,546,578
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, 2/15/33		132	131,672
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17(a)(b)		820	867,560
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.20%, 10/15/44(b)		85	86,119

			25,347,883

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		14	1,955
Series 1987-2, 11.00%, 3/06/17		12	2,213

			4,168

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Structured Asset Securities Corp., Series 1996-CFL, Class X1, 2.10%, 2/25/28(b)		286	16
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.60%, 5/25/36(a)(b)		2,544	46,932

			46,948

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.16%, 2/17/17(j)		15	14,945
Series 1987-2, 0.31%, 3/06/17(j)		12	11,413

			26,358

Total Non-Agency Mortgage-Backed Securities — 6.9%			40,847,761
Preferred Securities
Capital Trusts
Capital Markets — 0.1%
Credit Suisse Guernsey, 5.86%(b)(k)		530	500,850
Goldman Sachs Capital II, 5.79%(b)(k)		300	254,250
Lehman Brothers Holdings Capital Trust VII, 5.86%(b)(d)(g)(k)		110	11

			755,111

Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 7.90%(b)(k)		640	680,314

Total Preferred Securities — 0.2%			1,435,425

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		275	294,159
Chicago O’Hare International Airport RB, 6.40%, 1/01/40		150	145,861
Metropolitan Transportation Authority New York RB, 7.34%, 11/15/39		395	437,747
New York City Municipal Water Finance Authority RB, 5.72%, 6/15/42		370	369,667
New York State Dormitory Authority RB, Series F, 5.63%, 3/15/39		275	269,228

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
Port Authority of New York & New Jersey RB, 6.04%, 12/01/29	USD	205	$214,207
State of California GO:
5.45%, 4/01/15		1,450	1,530,751
7.50%, 4/01/34		190	196,576
7.30%, 10/01/39		565	573,108
7.35%, 11/01/39		290	295,928
University of California RB, 5.95%, 5/15/45		235	218,353

Total Taxable Municipal Bonds — 0.8%			4,545,585

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.6%
Federal Home Loan Bank, 5.63%, 6/13/16(l)		890	963,726
Freddie Mac, 5.25%, 4/18/16(m)		760	869,351
Resolution Funding Corp. Interest Strip:
3.26%, 7/15/18(j)		150	117,559
3.31%, 10/15/18(j)		150	116,176
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		183	203,512
Tennessee Valley Authority, 5.25%, 9/15/39		895	946,208

			3,216,532

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2004-88, Class HA, 6.50%, 7/25/34		14	15,296
Freddie Mac, Series 2864, Class NA, 5.50%, 1/15/31		56	59,066

			74,362

Federal Deposit Insurance Corporation Guaranteed — 0.2%
General Electric Capital Corp.:
2.00%, 9/28/12		950	970,375
2.13%, 12/21/12		385	395,563

			1,365,938

Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae:
Series 2003-T1, Class R, 0.50%, 11/25/12(b)		6,135	52,204
Series 2006-82, Class SI, 6.17%, 9/25/36(b)		2,893	369,120
Series 2008-1, Class CI, 6.04%, 2/25/38		1,957	230,130
Series 2009-70, Class SI, 6.19%, 9/25/36(b)		2,731	346,499
Ginnie Mae:
Series 2006-69, Class SA, 6.54%, 12/20/36(b)		457	65,004
Series 2007-9, Class BI, 6.56%, 3/20/37(b)		1,119	155,692
Series 2009-16, Class SL, 7.08%, 1/20/37(b)		1,346	191,377
Series 2009-66, Class US, 5.74%, 8/16/39(b)		1,663	183,762
Series 2009-88, Class SK, 5.99%, 10/16/39(b)		1,210	144,562
Series 2009-92, Class SL, 6.04%, 10/16/39(b)		1,712	199,058
Series 2009-106, Class KS, 6.14%, 11/20/39(b)		2,757	331,295
Series 2009-106, Class SL, 5.84%, 4/20/36(b)		1,859	217,614
Series 2009-106, Class SU, 5.94%, 5/20/37(b)		1,147	120,213
Series 2009-110, Class CS, 6.13%, 11/16/39(b)		1,287	157,600

			2,764,130

Mortgage-Backed Securities — 26.0%
Fannie Mae Mortgage-Backed Securities:
6.00%, 9/01/11-4/01/40		8,668	9,479,255
7.00%, 8/01/14-1/01/16		55	59,196
7.50%, 10/01/25(n)		0	4
3.50%, 1/01/26-1/01/41(o)		1,500	1,452,906
4.00%, 1/01/26-1/01/41(o)		33,100	32,981,500
4.50%, 1/01/26-1/01/41(o)		36,586	37,559,380
5.00%, 1/01/26-1/01/41(o)		21,742	22,887,049
5.50%, 1/01/26-1/01/41(o)		32,084	34,375,577
2.58%, 12/01/34(b)		493	506,932
3.32%, 12/01/40(b)		510	517,371
6.50%, 1/01/41(o)		3,300	3,668,156
Freddie Mac Mortgage-Backed Securities:
6.00%, 4/01/13-6/01/16		34	37,045
9.50%, 12/01/22		101	119,036
8.00%, 2/01/23-8/01/27		12	14,097
5.50%, 8/01/33-1/01/41(o)		118	126,445
4.34%, 12/01/35(b)		260	273,416
5.00%, 4/01/38-1/01/41(b)(o)		683	725,304
4.50%, 12/01/40-1/01/41(m)(o)		7,800	7,998,051
Ginnie Mae Mortgage-Backed Securities:
5.50%, 4/15/33-8/15/33		301	326,629
5.00%, 10/20/33		700	749,135
1.88%, 5/20/34(b)		88	89,327

			153,945,811

Total U.S. Government Sponsored Agency Securities — 27.3%			161,366,773

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21		2,140	3,039,359
7.25%, 8/15/22		825	1,115,297
6.25%, 8/15/23(m)		1,700	2,136,687
3.50%, 2/15/39(l)(m)		1,380	1,189,172
4.25%, 5/15/39-11/15/40(m)		2,930	2,885,228
4.38%, 5/15/40		505	507,444
3.88%, 8/15/40(m)		8,170	7,525,338
U.S. Treasury Notes:
0.88%, 2/29/12(m)		5,285	5,315,759
0.38%, 10/31/12(m)		6,800	6,779,280
0.50%, 11/30/12-10/15/13(m)		9,250	9,224,093
1.25%, 10/31/15(m)		1,045	1,011,364
1.38%, 11/30/15(m)		9,960	9,679,098
2.25%, 11/30/17(m)		1,470	1,429,460
2.63%, 8/15/20-11/15/20(m)		9,827	9,300,101

Total U.S. Treasury Obligations — 10.3%			61,137,680

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	15

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares		Value
Warrants
DB Sberbank (Issued/Exercisable 2/28/08, 1 Share for 1 Warrant, Expires 2/28/18)		205,266	$706,115
Unione di Banche Italiane ScpA (Issued/Exercisable 5/21/09, 1 Share for 20 Warrants, Expires 6/30/11, Strike Price EUR 12.30)(d)		8,600	37

Total Warrants — 0.1%			706,152

Total Long-Term Investments (Cost — $656,254,206) — 124.8%			738,279,679

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17%(p)(q)		8,164,884	8,164,884

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.44%(p)(q)(r)	USD	641	641,000

Total Short-Term Securities (Cost — $8,805,884) — 1.5%			8,805,884

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		2,600	24,033
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		1,600	20,703
Receive a fixed rate of 3.350% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, Citibank, N.A.		2,100	43,859
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		3,000	70,706
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		3,500	89,457
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		1,700	49,548
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		3,000	86,873
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		2,600	80,782
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		800	26,374
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		8,600	347,368
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		800	28,011
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		2,200	83,483
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		2,500	98,658
Receive a fixed rate of 4.005% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		3,200	159,635
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		1,300	81,139
Receive a fixed rate of 4.850% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		1,200	69,964
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		5,000	394,784

			1,755,377

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		2,600	183,754
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker, Deutsche Bank AG		1,600	114,426
Pay a fixed rate of 3.350% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, Citibank, N.A.		2,100	196,242
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker, UBS AG		3,000	262,735
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker, Citibank, N.A.		3,500	179,794
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker, Deutsche Bank AG		1,700	79,918
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		2,600	176,730
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		800	73,808
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		8,600	140,380
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker, Deutsche Bank AG		800	72,574
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		2,200	125,913
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		2,500	140,324

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.005% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	USD	3,200	$39,219
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		4,900	53,242
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Deutsche Bank AG		6,400	58,683
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		1,300	43,845
Pay a fixed rate of 4.850% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker, UBS AG		1,200	80,922
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		5,000	291,801

			2,314,310

Total Options Purchased (Cost — $4,419,488) — 0.7%			4,069,687

Total Investments Before TBA Sale Commitments and Options Written (Cost — $669,479,578*) — 127.0%			751,155,250

	Par (000)
TBA Sale Commitments(o)
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/41		1,100	(1,050,156)
4.00%, 1/01/41		7,300	(7,258,937)
4.50%, 1/01/41		31,700	(32,496,261)
5.00%, 1/01/41		20,800	(21,846,594)
5.50%, 1/01/41		23,100	(24,702,938)
6.00%, 1/01/41		3,100	(3,362,539)
Freddie Mac Mortgage-Backed Securities, 4.50%, 1/01/41		7,800	(7,977,121)

Total TBA Sale Commitments (Proceeds — $98,949,324) — (16.7)%			(98,694,546)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		25	(7,031)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		6	(1,406)

			(8,437)

Exchange-Traded Put Options Written
U.S. Treasury Note (10 Year), Strike Price USD 124, Expires 2/18/11		25	(96,094)
U.S. Treasury Note (5 Year), Strike Price USD 119.50, Expires 2/18/11		6	(12,094)

			(108,188)

	Notional Amount (000)
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.795% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG	USD	3,200	(1,704)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	2,900	(70,346)
Pay a fixed rate of 3.440% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		700	(21,612)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	1,800	(59,265)
Pay a fixed rate of 3.810% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		1,300	(47,651)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		1,300	(48,613)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		900	(32,120)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		2,100	(81,206)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		2,500	(89,304)
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		4,300	(174,749)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		1,000	(43,254)
Pay a fixed rate of 3.980% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		900	(40,242)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		1,300	(54,590)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		1,900	(85,582)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		1,900	(101,434)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Credit Suisse International		1,400	(57,853)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		3,700	(198,177)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		1,800	(75,099)
Pay a fixed rate of 4.135% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		800	(36,894)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	17

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	USD	400	$(20,518)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG		2,100	(155,394)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		900	(53,304)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, JPMorgan Chase Bank, N.A.		1,300	(85,009)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		1,500	(101,069)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		2,600	(207,519)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		2,000	(162,203)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		3,300	(276,867)

			(2,381,578)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc		7,600	(197,029)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker, Deutsche Bank AG		2,000	(40,896)
Receive a fixed rate of 2.795% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker, Deutsche Bank AG		3,200	(180,415)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	2,900	(330,312)
Receive a fixed rate of 3.440% and pay a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker, Deutsche Bank AG		700	(70,963)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, UBS AG	USD	1,800	(133,173)
Receive a fixed rate of 3.810% and pay a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker, UBS AG		1,300	(52,132)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.		1,300	(51,593)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		900	(55,365)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, UBS AG		2,100	(81,058)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker, Deutsche Bank AG		2,500	(175,213)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		4,300	(76,508)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker, Goldman Sachs Bank USA		1,000	(35,110)
Receive a fixed rate of 3.980% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker, Bank of America, N.A.		900	(30,736)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		4,400	(243,660)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker, UBS AG		1,300	(82,309)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		1,900	(92,398)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		1,900	(20,692)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Credit Suisse International		1,400	(107,470)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		3,700	(39,773)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		1,800	(136,640)
Receive a fixed rate of 4.135% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker, Citibank, N.A.		800	(47,198)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		400	(25,299)
Receive a fixed rate of 4.468% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		4,200	(193,070)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG		2,100	(40,588)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		900	(71,281)
Receive a fixed rate of 4.840% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, JPMorgan Chase Bank, N.A.		1,300	(86,435)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		1,500	(97,225)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		2,600	(100,796)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		2,000	(76,272)

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	USD	3,300	$(127,224)

			(3,098,833)

Total Options Written (Premiums Received — $5,300,413) — (0.9)%			(5,597,036)

Total Investments Net of TBA Sale Commitments and Options Written — 109.4%			646,863,668
Liabilities in Excess of Other Assets — (9.4)%			(55,362,434)

Net Assets — 100.0%			$591,501,234

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$677,821,302

Gross unrealized appreciation	$85,380,597
Gross unrealized depreciation	(12,046,649)

Net unrealized appreciation	$73,333,948

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $474,598 and an original cost of $323,417, in these securities.

(f)	Security, or a portion of security, is on loan.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(m)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(n)	Par is less than $500.

(o)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(1,591,000)	$(36,750)
Barclays Bank Plc	$10,557,688	$(125)
BNP Paribas	$2,051,875	$7,813
Citibank, N.A.	$(19,140,656)	$181,656
Credit Suisse International	$11,352,188	$(78,813)
Deutsche Bank AG	$20,701,619	$34,182
Goldman Sachs Bank USA	$(5,498,682)	$244,904
JPMorgan Chase Bank, N.A.	$3,882,750	$19,313
Morgan Stanley Capital Services, Inc.	$(27,933,778)	$(46,848)
Normura Securities International, Inc.	$9,854,582	$(105,551)
Royal Bank of Scotland Plc	$6,392,125	$24,453
Wells Fargo & Co.	$(7,156,694)	$45,212

(p)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,103,225	(2,938,341)	8,164,884	$98	$6,434
BlackRock Liquidity Series, LLC Money Market Series	$1,945,650	$(1,304,650)	$641,000	—	$1,933

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.26%	11/16/10	Open	$899,949	$899,650
Bank of America, N.A.	0.23%	11/18/10	Open	$5,469,143	5,467,606
Barclays Bank Plc	0.21%	11/23/10	Open	$2,272,142	2,271,625
Barclays Bank Plc	0.22%	12/03/10	Open	$6,792,704	6,791,500
Credit Suisse International	0.17%	12/13/10	Open	$1,429,703	1,429,575
Bank of America, N.A.	0.23%	12/13/10	Open	$950,240	950,125
Bank of America, N.A.	0.24%	12/13/10	Open	$1,886,889	1,886,650
Deutsche Bank AG	0.30%	12/13/10	1/13/11	$5,463,117	5,461,706
Credit Suisse International	0.00%	12/14/10	Open	$7,029,738	7,029,738
Barclays Bank Plc	0.25%	12/17/10	Open	$5,331,799	5,331,244
Credit Suisse International	0.20%	12/23/10	Open	$2,867,643	2,867,500
Credit Suisse International	0.35%	12/23/10	Open	$1,009,820	1,009,731
Deutsche Bank AG	0.02%	12/31/10	1/03/11	$7,825,219	7,825,206
Barclays Bank Plc	0.18%	12/31/10	1/03/11	$2,906,294	2,906,250

Total					$52,128,106

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	19

Schedule of Investments (continued)

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	65,000	USD	65,912	Deutsche Bank AG	1/04/11	$570
CAD	2,000	USD	2,002	Citibank, N.A.	1/04/11	9
CAD	8,000	USD	8,002	Citibank, N.A.	1/04/11	44
JPY	4,522,000	USD	55,164	Citibank, N.A.	1/04/11	532
AUD	5,000	USD	5,069	Deutsche Bank AG	1/05/11	45
JPY	3,584,000	USD	43,836	Citibank, N.A.	1/05/11	308
USD	1,002	CAD	1,000	Citibank, N.A.	1/05/11	(4)
JPY	3,691,500	USD	45,289	Citibank, N.A.	1/06/11	178
AUD	685,000	USD	688,309	Citibank, N.A.	1/19/11	10,500
AUD	341,000	USD	333,637	Citibank, N.A.	1/19/11	14,237
AUD	70,000	USD	70,285	Royal Bank of Scotland Plc	1/19/11	1,126
CAD	539,000	USD	532,241	Citibank, N.A.	1/19/11	9,651
CHF	1,469,000	USD	1,534,213	Deutsche Bank AG	1/19/11	37,325
DKK	1,983,000	USD	369,608	Citibank, N.A.	1/19/11	(14,125)
EUR	466,000	USD	648,423	Citibank, N.A.	1/19/11	(25,724)
EUR	444,000	USD	614,463	Citibank, N.A.	1/19/11	(21,162)
EUR	182,000	USD	243,402	Citibank, N.A.	1/19/11	(202)
EUR	169,500	USD	222,574	Morgan Stanley Capital Services, Inc.	1/19/11	3,923
GBP	214,000	USD	342,518	Citibank, N.A.	1/19/11	(8,922)
GBP	346,000	USD	547,562	Citibank, N.A.	1/19/11	(8,197)
GBP	141,000	USD	222,379	Citibank, N.A.	1/19/11	(2,580)
GBP	32,000	USD	49,680	Citibank, N.A.	1/19/11	204
GBP	51,000	USD	79,197	Citibank, N.A.	1/19/11	305
GBP	86,200	USD	133,669	Citibank, N.A.	1/19/11	705
GBP	197,300	USD	306,342	Citibank, N.A.	1/19/11	1,221
GBP	58,000	USD	89,646	Morgan Stanley Capital Services, Inc.	1/19/11	768
HKD	5,527,500	USD	711,751	Citibank, N.A.	1/19/11	(484)
HKD	978,000	USD	126,104	Citibank, N.A.	1/19/11	(257)
JPY	54,487,000	USD	670,665	Citibank, N.A.	1/19/11	590
MXN	6,120,000	USD	486,790	Morgan Stanley Capital Services, Inc.	1/19/11	8,116
NOK	916,000	USD	152,600	Royal Bank of Scotland Plc	1/19/11	4,232
NOK	175,000	USD	29,024	UBS AG	1/19/11	939
PLN	1,505,000	USD	536,762	Citibank, N.A.	1/19/11	(29,017)
PLN	496,500	USD	162,642	Royal Bank of Scotland Plc	1/19/11	4,863
SEK	2,576,000	USD	384,767	Citibank, N.A.	1/19/11	(2,003)
SGD	1,534,000	USD	1,183,140	Morgan Stanley Capital Services, Inc.	1/19/11	12,208
USD	733,665	AUD	755,000	Deutsche Bank AG	1/19/11	(36,555)
USD	331,411	AUD	341,000	Deutsche Bank AG	1/19/11	(16,463)
USD	527,609	CAD	539,000	UBS AG	1/19/11	(14,283)
USD	1,494,671	CHF	1,469,000	UBS AG	1/19/11	(76,867)
USD	372,842	DKK	1,983,000	Citibank, N.A.	1/19/11	17,359
USD	470,467	EUR	351,500	Citibank, N.A.	1/19/11	770
USD	99,479	EUR	76,000	Deutsche Bank AG	1/19/11	(2,077)
USD	77,441	EUR	59,000	Deutsche Bank AG	1/19/11	(1,399)
USD	1,264,445	EUR	910,000	Morgan Stanley Capital Services, Inc.	1/19/11	48,444
USD	230,942	GBP	146,500	Citibank, N.A.	1/19/11	2,569
USD	351,951	GBP	224,000	Citibank, N.A.	1/19/11	2,767
USD	438,786	GBP	278,500	Citibank, N.A.	1/19/11	4,644
USD	462,235	GBP	291,000	Citibank, N.A.	1/19/11	8,607
USD	1,806,394	GBP	1,127,000	Citibank, N.A.	1/19/11	49,561
USD	146,006	GBP	95,000	Morgan Stanley Capital Services, Inc.	1/19/11	(2,085)
USD	1,170,603	GBP	750,000	Royal Bank of Scotland Plc	1/19/11	1,459
USD	659,484	HKD	5,114,000	Morgan Stanley Capital Services, Inc.	1/19/11	1,425
USD	179,297	HKD	1,391,500	UBS AG	1/19/11	242
USD	676,849	JPY	54,487,000	Citibank, N.A.	1/19/11	5,593
USD	492,666	MXN	6,120,000	Royal Bank of Scotland Plc	1/19/11	(2,239)
USD	187,950	NOK	1,091,000	Morgan Stanley Capital Services, Inc.	1/19/11	1,156
USD	524,884	PLN	1,505,000	BNP Paribas	1/19/11	17,140
USD	163,361	PLN	496,500	Citibank, N.A.	1/19/11	(4,144)
USD	383,862	SEK	2,576,000	Deutsche Bank AG	1/19/11	1,098
USD	1,185,068	SGD	1,534,000	Citibank, N.A.	1/19/11	(10,279)
USD	742,837	ZAR	5,263,000	Goldman Sachs Bank USA	1/19/11	(53,768)
ZAR	813,000	USD	116,096	Citibank, N.A.	1/19/11	6,959
ZAR	4,450,000	USD	638,959	Deutsche Bank AG	1/19/11	34,591
USD	738,302	EUR	565,000	Citibank, N.A.	1/27/11	(16,677)
USD	78,727	EUR	57,500	Deutsche Bank AG	1/28/11	1,893
EUR	745,000	USD	997,316	BNP Paribas	3/03/11	(1,967)
EUR	370,000	USD	485,255	Royal Bank of Scotland Plc	3/03/11	9,079
EUR	745,000	USD	981,228	Royal Bank of Scotland Plc	3/03/11	14,120
EUR	370,000	USD	483,120	UBS AG	3/03/11	11,214
USD	487,471	EUR	370,000	Citibank, N.A.	3/03/11	(6,863)
USD	493,449	EUR	370,000	Citibank, N.A.	3/03/11	(885)
USD	495,663	EUR	375,000	Deutsche Bank AG	3/03/11	(5,351)

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	978,133	EUR	745,000	Goldman Sachs Bank USA	3/03/11	$(17,216)
USD	491,239	EUR	370,000	Goldman Sachs Bank USA	3/03/11	(3,096)
USD	491,955	EUR	370,000	Goldman Sachs Bank USA	3/03/11	(2,380)

Total						$(33,982)

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
20	Australian Dollar Futures	Chicago Mercantile	March 2011	$2,028,200	$80,567
291	NASDAQ 100 E-Mini Index	Chicago Mercantile	March 2011	$12,897,120	161,571
200	S&P 500 E-Mini Index	Chicago Mercantile	March 2011	$12,530,000	348,445
17	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2011	$2,076,125	(35,647)
60	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2011	$13,134,375	15,444
3	Euro Dollar Futures	Chicago Mercantile	March 2011	$747,262	459
4	Euro Dollar Futures	Chicago Mercantile	December 2011	$982,150	(563)
3	Euro Dollar Futures	Chicago Mercantile	September 2013	$730,350	(2,029)

Total					$568,247

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
35	Euro FX Futures	Chicago Mercantile	March 2011	$5,846,750	$(37,071)
40	Japanese Yen Futures	Chicago Mercantile	March 2011	$6,164,000	(168,366)
109	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2011	$12,831,344	(6,395)
176	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2011	$21,197,000	(113,285)
66	Ultra Treasury Bonds	Chicago Board Options	March 2011	$8,388,188	178,426
12	Euro Dollar Futures	Chicago Mercantile	June 2011	$2,986,800	(2,078)
14	Euro Dollar Futures	Chicago Mercantile	September 2011	$3,480,575	(2,334)
65	Euro Dollar Futures	Chicago Mercantile	December 2011	$16,131,375	(46,586)
14	Euro Dollar Futures	Chicago Mercantile	March 2012	$3,466,750	99
8	Euro Dollar Futures	Chicago Mercantile	June 2012	$1,975,600	3,298
4	Euro Dollar Futures	Chicago Mercantile	September 2012	$985,050	4,787
4	Euro Dollar Futures	Chicago Mercantile	March 2013	$979,350	7,249

Total					$(182,256)

*	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.63%(a)	3-month LIBOR	Credit Suisse International	11/26/12	USD	12,700	$23,721
0.62%(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	9,000	17,544
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	1,600	(4,172)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	2,400	(12,183)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	2,400	(583)
1.69%(a)	3-month LIBOR	Royal Bank of Scotland Plc	8/17/15	USD	600	5,232
1.35%(b)	3-month LIBOR	Credit Suisse International	10/25/15	USD	900	(29,297)
1.39%(b)	3-month LIBOR	Deutsche Bank AG	10/27/15	USD	1,100	(34,225)
1.36%(a)	3-month LIBOR	Royal Bank of Scotland Plc	11/08/15	USD	2,200	73,940
2.09%(a)	3-month LIBOR	Citibank, N.A.	12/22/15	USD	1,800	5,017
2.13%(a)	3-month LIBOR	Barclays Bank Plc	8/18/17	USD	1,100	32,049
1.99%(b)	3-month LIBOR	Deutsche Bank AG	10/27/17	USD	200	(9,360)
2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	1,300	30,704

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	21

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.92%(a)	3-month LIBOR	Barclays Bank Plc	8/06/20	USD	800	$18,402
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/13/20	USD	100	4,284
2.59%(b)	3-month LIBOR	Deutsche Bank AG	9/27/20	USD	500	(29,222)
2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	400	(25,499)
2.79%(a)	3-month LIBOR	Deutsche Bank AG	10/29/20	USD	1,100	49,156
2.85%(a)	3-month LIBOR	Deutsche Bank AG	11/12/20	USD	300	12,155
3.00%(a)	3-month LIBOR	Credit Suisse International	11/17/20	USD	300	8,372
2.98%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	11/17/20	USD	800	23,730
2.98%(a)	3-month LIBOR	Deutsche Bank AG	11/19/20	USD	200	6,022
3.18%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	USD	800	12,036
3.39%(a)	3-month LIBOR	UBS AG	12/10/20	USD	600	(1,877)
3.42%(a)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	USD	800	(4,407)
3.60%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	300	6,276
3.66%(a)	3-month LIBOR	Deutsche Bank AG	12/20/20	USD	1,000	(25,788)
3.43%(b)	3-month LIBOR	Citibank, N.A.	12/21/20	USD	700	3,740
3.34%(b)	3-month LIBOR	Citibank, N.A.	12/22/20	USD	1,500	(1,787)
3.39%(b)	3-month LIBOR	UBS AG	12/22/20	USD	2,400	4,145
3.44%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	USD	1,300	7,726
3.39%(b)	3-month LIBOR	Deutsche Bank AG	12/24/20	USD	800	1,546
4.48%(b)	3-month LIBOR	Citibank, N.A.	4/27/40	USD	300	21,395

Total						$188,792

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	750	$(59,491)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	750	(70,728)
MGIC Investment Corp.	5.00%	Citibank, N.A.	12/20/15	USD	450	(34,154)
The PMI Group, Inc.	5.00%	Citibank, N.A.	9/20/16	USD	750	(34,119)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	1,000	(24,741)

Total						$(223,233)

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	12/20/15	USD	3,860	$(19,882)
CDX.NA.HY Series 15 Version 1	5.00%	Deutsche Bank AG	12/20/15	USD	850	(31,183)
CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	540	(5,893)

Total						$(56,958)

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.50%	Credit Suisse International	1/12/38	USD	429	$4,083 [1]
6.50%	Goldman Sachs Bank USA	1/12/38	USD	966	(13,509)[1]
6.50%	JPMorgan Chase Bank, N.A.	1/12/38	USD	3,076	(11,062)[1]
5.50%	Barclays Bank Plc	1/12/39	USD	404	(970)[2]
5.50%	Credit Suisse International	1/12/39	USD	1,263	(2,459)[2]
5.50%	Goldman Sachs Bank USA	1/12/39	USD	1,667	(19,414)[2]
5.00%	Goldman Sachs Bank USA	1/12/40	USD	243	(5,832)[3]
5.00%	Royal Bank of Scotland Plc	1/12/40	USD	243	3,720 [3]

Total					$(45,443)

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Schedule of Investments (continued)

[1]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[2]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio abbreviations:

ADR	American Depositary Receipts	LIBOR	London InterBank Offered
ADS	American Depositary Shares		Rate
AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Polish Zloty
DKK	Danish Krone	RB	Revenue Bonds
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
GO	General Obligation	TBA	To-Be-Announced
HKD	Hong Kong Dollar	USD	US Dollar
JPY	Japanese Yen	ZAR	South African Rand

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investment:
Asset-Backed Securities	—	$11,668,624	$1,277,683	$12,946,307
Collateralized Debt Obligations	—	—	—	—
Common Stocks	$293,833,783	85,143,452	143,902	379,121,137
Corporate Bonds	—	58,012,588	470,000	58,482,588
Exchange-Traded Funds	4,019,925	—	—	4,019,925
Foreign Agency Obligations	—	8,216,451	—	8,216,451
Foreign Government Obligations	—	5,453,895	—	5,453,895
Non-Agency Mortgage-Backed Securities	—	40,847,761	—	40,847,761
Preferred Securities	—	1,435,425	—	1,435,425
Taxable Municipal Bonds	—	4,545,585	—	4,545,585
U.S. Government Sponsored Agency Securities	—	161,366,773	—	161,366,773
U.S. Treasury Obligations	—	61,137,680	—	61,137,680
Warrants	706,152	—	—	706,152
Short-Term Securities:	8,164,884	641,000	—	8,805,884
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(98,694,546)	—	(98,694,546)

Total	$306,724,744	$339,774,688	$1,891,585	$648,391,017

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$510,016	—	—	$510,016
Foreign currency exchange contracts	1,686	$351,603	—	353,289
Interest rate contracts	290,329	4,436,879	$7,803	4,735,011
Liabilities:
Credit contracts	—	(280,191)	—	(280,191)
Foreign currency exchange contracts	(4)	(387,267)	—	(387,271)
Interest rate contracts	(530,979)	(5,658,811)	(53,246)	(6,243,036)

Total	$271,048	$(1,537,787)	$(45,443)	$(1,312,182)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010	23

Schedule of Investments (concluded)

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed	Collateralized	Common
	Securities	Debt Obligations	Stocks	Total
Assets:
Balance, as of September 30, 2010	$268	—	$149,657	$149,925
Accrued discounts/premiums	12	—	—	12
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/depreciation[2]	(9,594)	$(1,120)	(5,487)	(16,201)
Purchases	1,289,290	1,120	—	1,290,410
Sales	(2,293)	—	—	(2,293)
Transfers in3	—	—	—	—
Transfers out[3]	—	—	(268)	(268)

Balance, as of December 31, 2010	$1,277,683	—	$143,902	$1,421,585

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of September 30, 2010	—	$2,518,966	$2,518,966
Accrued discounts/premiums	—	(156)	(156)
Net realized gain (loss)	—	4,180	4,180
Net change in unrealized appreciation/depreciation[2]	—	(36,213)	(36,213)
Purchases	$470,000	—	470,000
Sales	—	(855,000)	(855,000)
Transfers in3	—	—	—
Transfers out[3]	—	(1,631,777)	(1,631,777)

Balance, as of December 31, 2010	$470,000	—	$470,000

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(16,201).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Interest Rate Contracts
Liabilities:
Balance, as of September 30, 2010	$(10,207)
Accrued discounts/premiums	—
Net realized gain (loss)	(45,603)
Net change in unrealized appreciation/depreciation[4]	10,367
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—

Balance, as of December 31, 2010	$(45,443)

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2010 was $(42,716).
[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

24	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 25, 2011